UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2022 – JUNE 30, 2022

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2022

AMG GW&K ESG Bond Fund

Class N: MGFIX | Class I: MGBIX

AMG GW&K Enhanced Core Bond ESG Fund

Class N: MFDAX | Class I: MFDSX | Class Z: MFDYX

AMG GW&K High Income Fund

Class N: MGGBX | Class I: GWHIX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

amgfunds.com |	063022	SAR088

AMG Funds Semi-Annual Report — June 30, 2022 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG GW&K ESG Bond Fund

Based on Actual Fund Return

Class N	0.68%	$1,000	$885	$3.18

Class I	0.48%	$1,000	$886	$2.24

Based on Hypothetical 5% Annual Return

Class N	0.68%	$1,000	$1,021	$3.41

Class I	0.48%	$1,000	$1,022	$2.41

AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$884	$3.41

Class I	0.57%	$1,000	$886	$2.66

Class Z	0.48%	$1,000	$885	$2.24

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.57%	$1,000	$1,022	$2.86

Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K High Income Fund

Based on Actual Fund Return

Class N	0.84%	$1,000	$896	$3.95

Class I	0.64%	$1,000	$897	$3.01

Based on Hypothetical 5% Annual Return

Class N	0.84%	$1,000	$1,021	$4.21

Class I	0.64%	$1,000	$1,022	$3.21

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG GW&K Municipal Bond Fund

Based on Actual Fund Return

Class N	0.72%	$1,000	$907	$3.41

Class I	0.39%	$1,000	$909	$1.85

Based on Hypothetical 5% Annual Return

Class N	0.72%	$1,000	$1,021	$3.61

Class I	0.39%	$1,000	$1,023	$1.96

AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return

Class N	0.99%	$1,000	$832	$4.50

Class I	0.64%	$1,000	$834	$2.91

Class Z	0.59%	$1,000	$834	$2.68

Based on Hypothetical 5% Annual Return

Class N	0.99%	$1,000	$1,020	$4.96

Class I	0.64%	$1,000	$1,022	$3.21

Class Z	0.59%	$1,000	$1,022	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended June 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K ESG Bond Fund2, [3,4,5,6,7,8,9,10,11,12,13,14]

Class N	(11.48%)	(11.55%)	0.86%	2.49%	7.26%	06/01/84

Class I	(11.43%)	(11.41%)	1.04%	—	1.97%	04/01/13

Bloomberg U.S. Aggregate Bond Index[20]	(10.35%)	(10.29%)	0.88%	1.54%	6.57%	06/01/84	†

AMG GW&K Enhanced Core Bond ESG Fund2, [3,4,5,6,7,8,9,11,13,14]

Class N	(11.56%)	(11.93%)	1.01%	1.72%	4.59%	01/02/97

Class I	(11.45%)	(11.73%)	1.19%	—	1.56%	11/30/12

Class Z	(11.50%)	(11.76%)	1.26%	1.97%	4.95%	01/02/97

Bloomberg U.S. Aggregate Bond Index[20]	(10.35%)	(10.29%)	0.88%	1.54%	4.41%	01/02/97	†

AMG GW&K High Income Fund2, 4, 5, 6, 14, 15

Class N	(10.39%)	(9.71%)	2.07%	2.24%	4.47%	03/25/94

Class I	(10.31%)	(9.49%)	—	—	(5.43%)	03/15/21

Bloomberg U.S. High Yield 1-5 Year Ba Index[21]	(8.89%)	(7.79%)	2.61%	4.11%	4.04%	03/25/94	†

AMG GW&K Municipal Bond Fund2, [4,6,11,14,16,17,18]

Class N	(9.26%)	(9.35%)	0.57%	1.65%	3.01%	06/30/09

Class I	(9.14%)	(9.08%)	0.89%	2.03%	3.44%	06/30/09

Bloomberg 10-Year Municipal Bond Index[22]	(8.26%)	(7.90%)	1.66%	2.52%	3.78%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund2, [4,5,6,11,14,16,17,18,19]

Class N	(16.81%)	(16.66%)	0.96%	2.61%	4.66%	07/27/09

Class I	(16.59%)	(16.30%)	1.35%	3.03%	3.73%	12/30/05

Class Z	(16.57%)	(16.26%)	1.40%	—	2.01%	02/24/17

Bloomberg U.S. Municipal Bond BAA Index[23]	(11.33%)	(10.52%)	2.58%	3.09%	4.72%	07/27/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2022. All returns are in U.S. dollars ($).

[2]   From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[4]   The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5]   High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[6]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]   Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]   The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[9]   Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised

Fund Performance Periods ended June 30, 2022 (continued)

    by the Subadviser will reflect the beliefs or values of any particular investor.

[10]  Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the fund will be indirectly exposed to all the risks of securities held by the ETFs.

[11]  Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

[12]  As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Loomis Sayles Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[13]  Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[14]  The issuer of the bonds may not be able to meet interest or principal payments when the bonds come due.

[15]  As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Global Income Opportunity Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[16] Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.

[17] Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[18] The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.

[19] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[20] The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[21] The Bloomberg U.S. High Yield Ba 1-5 Year Index, a subset of the Bloomberg High Yield Index, is an unmanaged index comprised of fixed rate, publicly issued, non-investment grade debt registered with the Securities and Exchange Commission (SEC) where the middle rating of Moody’s, S&P and Fitch is BB and maturities range from 1 to 5 years. Unlike the Fund, the Bloomberg U.S. High Yield Ba 1-5 Year Index is unmanaged, is not available for investment and does not incur expenses.

[22] The Bloomberg 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[23] The Bloomberg U.S. Municipal Bond BAA Index is a subset of the Bloomberg U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K ESG Bond Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	46.9

Corporate Bonds and Notes	42.4

Municipal Bonds	4.8

Foreign Government Obligations	0.8

Asset-Backed Securities	0.3

Short-Term Investments	7.0

Other Assets, Less Liabilities	(2.2)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	49.2

Aaa/AAA	1.4

Aa/AA	6.2

A	6.5

Baa/BBB	21.8

Ba/BB	14.0

B	0.9

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.5

FHLMC, 3.000%, 04/01/51	2.9

U.S. Treasury Bonds, 1.875%, 02/15/51	2.2

U.S. Treasury Notes, 2.625%, 02/15/29	2.2

FNMA, 3.500%, 02/01/35	2.2

FNMA, 3.500%, 08/01/49	2.1

U.S. Treasury Notes, 0.125%, 03/31/23	2.1

U.S. Treasury Bonds, 5.000%, 05/15/37	2.0

FNMA, 2.000%, 04/01/51	2.0

FNMA, 3.500%, 02/01/47	2.0

Top Ten as a Group	23.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 42.4%

Financials - 10.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$5,450,000	$5,032,158

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[1]	2,282,000	2,203,251

Ally Financial, Inc. 8.000%, 11/01/31	2,000,000	2,223,329

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[2,3,4]	1,195,000	972,264

American Tower Corp. 4.400%, 02/15/26	1,900,000	1,888,324

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	2,775,000	2,492,105

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	4,300,000	4,201,100

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	4,400,000	3,729,704

Crown Castle International Corp. 4.000%, 03/01/27	2,300,000	2,234,358

First-Citizens Bank & Trust Co. 6.125%, 03/09/28[5]	2,825,000	2,943,553

The Goldman Sachs Group, Inc. 6.750%, 10/01/37	1,850,000	2,048,731

Morgan Stanley 3.950%, 04/23/27	2,200,000	2,130,339
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[2,4]	2,948,000	2,864,347

OneMain Finance Corp. 8.250%, 10/01/23	3,050,000	3,048,195

Owl Rock Capital Corp. 4.250%, 01/15/26	2,300,000	2,115,659

SBA Communications Corp. 3.875%, 02/15/27	3,700,000	3,377,323

SLM Corp. 3.125%, 11/02/26	3,365,000	2,717,103
4.200%, 10/29/25	838,000	759,192

Starwood Property Trust, Inc. 4.750%, 03/15/25	1,700,000	1,570,201

Truist Financial Corp.
Series P, (4.950% to 09/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	3,400,000	3,309,687

	Principal Amount	Value

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[1]	$1,900,000	$1,777,303

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then SOFR + 1.432%), 2.879%, 10/30/30[2,4]	3,435,000	3,020,655

Weyerhaeuser Co. 6.875%, 12/15/33	2,600,000	2,916,695

Total Financials		59,575,576

Industrials - 30.2%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,700,000	1,629,090

AECOM 5.125%, 03/15/27	1,650,000	1,559,250

Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,450,000	1,959,344

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[1]	5,750,000	5,141,305

Anglo American Capital PLC (United Kingdom) 2.875%, 03/17/31[1]	3,554,000	2,957,175

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,200,000	2,017,701

Aramark Services, Inc. 5.000%, 02/01/28[1,5]	3,220,000	2,917,996

ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[5]	3,300,000	3,132,839

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[1,5]	3,500,000	2,987,490

Ashtead Capital, Inc. 1.500%, 08/12/26[1]	3,536,000	3,087,718

AT&T, Inc. 4.300%, 02/15/30	2,200,000	2,146,982

Ball Corp. 2.875%, 08/15/30	3,875,000	3,119,012

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	3,019,000	2,904,869

Centene Corp. 3.375%, 02/15/30	3,650,000	3,095,382

CF Industries, Inc. 5.375%, 03/15/44	2,650,000	2,470,116

Cisco Systems, Inc. 5.500%, 01/15/40	1,650,000	1,799,506

Clearwater Paper Corp. 4.750%, 08/15/28[1]	1,950,000	1,681,552

The Coca-Cola Co. 2.500%, 06/01/40	2,400,000	1,877,703

Cogent Communications Group, Inc. 3.500%, 05/01/26[1]	3,365,000	3,095,800

CommonSpirit Health 3.347%, 10/01/29	1,950,000	1,799,917

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 30.2% (continued)

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	$3,350,000	$3,090,375

CVS Health Corp. 5.125%, 07/20/45	1,850,000	1,781,961

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,134,600

Dell, Inc. 7.100%, 04/15/28	2,950,000	3,208,197

Delta Air Lines, Inc. 7.375%, 01/15/26[5]	3,100,000	3,095,195

Discovery Communications LLC 3.950%, 03/20/28	2,047,000	1,910,784

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[1]	3,000,000	2,677,500

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,725,000	1,942,964

Freeport-McMoRan, Inc. 4.625%, 08/01/30[5]	3,261,000	3,025,491

Graphic Packaging International LLC 3.500%, 03/01/29[1]	2,850,000	2,393,134

Hanesbrands, Inc. 4.875%, 05/15/26[1,5]	3,250,000	3,010,345

Hasbro, Inc. 3.900%, 11/19/29[5]	3,425,000	3,145,062

HB Fuller Co. 4.250%, 10/15/28	3,400,000	2,852,804

HCA, Inc. 3.500%, 09/01/30	3,050,000	2,594,665

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	3,600,000	3,253,500

The Home Depot, Inc. 5.875%, 12/16/36	1,600,000	1,839,650

KB Home 4.800%, 11/15/29	1,222,000	1,019,120
6.875%, 06/15/275	1,751,000	1,689,855

Kraft Heinz Foods Co. 4.375%, 06/01/46	5,075,000	4,229,532

Lamar Media Corp. 4.875%, 01/15/29[5]	3,250,000	2,925,377

Merck & Co., Inc. 1.900%, 12/10/28	7,310,000	6,496,292

Methanex Corp. (Canada) 5.125%, 10/15/27	1,800,000	1,588,500

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,804,489

MSCI, Inc. 3.250%, 08/15/33[1]	2,015,000	1,606,136

Murphy Oil USA, Inc. 4.750%, 09/15/29	3,250,000	2,925,195

	Principal Amount	Value

Newell Brands, Inc. 4.450%, 04/01/26[6]	$3,400,000	$3,238,542

Novelis Corp. 3.250%, 11/15/26[1]	3,175,000	2,683,747

Owens Corning 7.000%, 12/01/36	1,800,000	2,011,246

Parker-Hannifin Corp. 3.250%, 06/14/29	1,900,000	1,738,849

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[1]	3,250,000	3,030,625

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,009,748

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[1]	3,000,000	2,362,774

Sonoco Products Co. 2.850%, 02/01/32	3,682,000	3,074,052

Sysco Corp. 2.400%, 02/15/30	4,475,000	3,816,300

Teleflex, Inc. 4.250%, 06/01/28[1]	3,350,000	3,026,842

Tenet Healthcare Corp. 4.875%, 01/01/26[1]	3,350,000	3,082,000

Travel + Leisure Co. 5.650%, 04/01/24[6]	2,700,000	2,652,750

Twilio, Inc. 3.625%, 03/15/29	600,000	504,420
3.875%, 03/15/31[5]	2,694,000	2,216,542

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,749,732

United Rentals North America, Inc. 3.875%, 02/15/31	3,650,000	3,079,094

Verizon Communications, Inc. 3.875%, 02/08/29	3,460,000	3,347,506

VF Corp. 2.950%, 04/23/30[5]	2,100,000	1,840,636

Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	2,520,000	2,204,044

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,808,190

WESCO Distribution, Inc. 7.125%, 06/15/25[1]	1,600,000	1,596,528

Western Digital Corp. 4.750%, 02/15/26	1,916,000	1,828,075

Yum! Brands, Inc. 3.625%, 03/15/31	3,550,000	2,982,000

Total Industrials		172,505,712

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 1.8%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	$3,950,000	$3,510,122

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,750,000	3,701,904

Northern States Power Co. 2.900%, 03/01/50	3,800,000	2,856,316

Total Utilities		10,068,342

Total Corporate Bonds and Notes (Cost $277,956,574)		242,149,630

Asset-Backed Securities - 0.3%

FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43 (Cost $4,321,280)[1,7]	4,360,594	1,813,135

Municipal Bonds - 4.8%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,329,417

California State General Obligation, School Improvements 7.550%, 04/01/39	2,300,000	3,119,923

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	971,963

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,086,100

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,225,000	3,582,761

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	4,500,000	3,875,159

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,988,315

Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,245,492

University of California 1.697%, 05/15/29	3,650,000	3,162,273

Total Municipal Bonds (Cost $31,318,397)		27,361,403

U.S. Government and Agency Obligations - 46.9%

Fannie Mae - 16.9%

FNMA
2.000%, 04/01/51	12,891,329	11,205,653
2.500%, 11/01/50	5,342,884	4,819,060
3.500%, 02/01/35 to 02/01/51	43,396,674	42,709,804
4.000%, 07/01/44 to 01/01/51	25,815,229	25,898,020
4.500%, 05/01/48 to 06/01/49	7,521,346	7,729,470

	Principal Amount	Value

FNMA 5.000%, 05/01/50	$3,649,344	$3,798,695

Total Fannie Mae		96,160,702

Freddie Mac - 8.2%

FHLMC
2.000%, 03/01/36	9,369,682	8,767,322
3.000%, 04/01/51	17,920,936	16,709,198
3.500%, 02/01/50	10,352,146	10,060,134
4.500%, 10/01/48 to 12/01/48	10,935,054	11,056,616

Total Freddie Mac		46,593,270

U.S. Treasury Obligations - 21.8%
U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	3,578,906
1.875%, 02/15/51	16,912,000	12,685,982
2.250%, 05/15/41	23,759,000	19,825,772
2.500%, 02/15/46	3,096,000	2,625,190
3.125%, 05/15/48	11,143,000	10,783,899
3.500%, 02/15/39	4,556,000	4,759,418
5.000%, 05/15/37	9,246,000	11,430,729
6.750%, 08/15/26	5,839,000	6,667,180

U.S. Treasury Notes
0.125%, 03/31/23 to 02/15/24	23,613,000	22,861,505
0.250%, 03/15/24	7,118,000	6,796,300
0.500%, 02/28/26	3,270,000	2,980,426
0.750%, 03/31/26	3,800,000	3,490,211
2.500%, 01/31/25	3,450,000	3,404,719
2.625%, 02/15/29	13,007,000	12,664,042

Total U.S. Treasury Obligations		124,554,279

Total U.S. Government and Agency Obligations (Cost $295,218,322)		267,308,251

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea) 0.500%, 10/27/23 (Cost $4,554,702)	4,550,000	4,386,974

Short-Term Investments - 7.0%

Joint Repurchase Agreements - 3.0%[8]

Cantor Fitzgerald Securities, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $4,066,875 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/22 - 01/20/68, totaling $4,148,034)	4,066,700	4,066,700

MUFG Securities America, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $4,066,873 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 11/01/26 - 07/01/52, totaling $4,148,032)	4,066,698	4,066,698

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $4,066,878 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $4,148,035)	4,066,698	4,066,698

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 3.0%[8] (continued)

RBC Dominion Securities, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $2,582,860 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $2,634,404)	$2,582,749	$2,582,749

State of Wisconsin Investment Board, dated 06/30/22, due 07/01/22, 1.550% total to be received $2,339,351 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/25 - 02/15/51, totaling $2,386,039)	2,339,250	2,339,250

Total Joint Repurchase Agreements		17,122,095

	Principal Amount	Value

Repurchase Agreements - 4.0%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $22,600,848 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $23,052,062)	$22,600,000	$22,600,000

Total Short-Term Investments
(Cost $39,722,095)		39,722,095

Total Investments - 102.2%
(Cost $653,091,370)		582,741,488

Other Assets, less Liabilities - (2.2)%		(12,336,571)

Net Assets - 100.0%		$570,404,917

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $53,132,356 or 9.3% of net assets.

[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.

[3]	Perpetuity Bond. The date shown represents the next call date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]

Some of these securities, amounting to $24,789,642 or 4.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Security’s value was determined by using significant unobservable inputs.

[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

National Insured	National Public Finance Guarantee Corp.

SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$242,149,630	—	$242,149,630

Asset-Backed Securities	—	—	$1,813,135	1,813,135

Municipal Bonds†	—	27,361,403	—	27,361,403

U.S. Government and Agency Obligations†	—	267,308,251	—	267,308,251

Foreign Government Obligation	—	4,386,974	—	4,386,974

Short-Term Investments

Joint Repurchase Agreements	—	17,122,095	—	17,122,095

Repurchase Agreements	—	22,600,000	—	22,600,000

Total Investments in Securities	—	$580,928,353	$1,813,135	$582,741,488

†

All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2022:

Asset-Backed Securities
Balance as of December 31, 2021	$2,475,909

Accrued discounts (premiums)	1,720

Realized gain (loss)	25,777

Change in unrealized appreciation/depreciation	2,125,682

Purchases	—

Sales	(2,815,953)

Transfers in to Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2022	$1,813,135

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2022	$(899,699)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2022	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Asset-Backed Securities	$1,813,135	Discounted Cash Flow	Discount Rate	15%	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	51.2

Corporate Bonds and Notes	37.3

Municipal Bonds	6.0

Foreign Government Obligations	0.6

Short-Term Investments	6.1

Other Assets, Less Liabilities	(1.2)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	53.8

Aaa/AAA	2.6

Aa/AA	5.6

A	7.8

Baa/BBB	21.6

Ba/BB	8.1

B	0.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 6.750%, 08/15/26	4.1

U.S. Treasury Bonds, 2.250%, 05/15/41	2.0

U.S. Treasury Bonds, 1.875%, 02/15/51	1.9

FNMA, 4.000%, 10/01/43	1.9

U.S. Treasury Bonds, 3.125%, 05/15/48	1.8

FNMA, 4.500%, 09/01/46	1.8

U.S. Treasury Bonds, 3.500%, 02/15/39	1.8

California State General Obligation, School Improvements, 7.550%, 04/01/39	1.6

FNMA, 3.500%, 02/01/47	1.6

FHLMC, 3.000%, 03/01/51	1.6

Top Ten as a Group	20.1

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 37.3%

Financials - 11.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$450,000	$415,499

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	610,000	496,302

American Tower Corp. 2.950%, 01/15/51	536,000	362,917

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	458,000	411,309

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	266,000	259,882

Boston Properties, LP 3.400%, 06/21/29	538,000	482,236

Crown Castle International Corp. 4.300%, 02/15/29	378,000	362,923

First-Citizens Bank & Trust Co. 6.125%, 03/09/28[4]	420,000	437,625

The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month LIBOR + 3.834%), 5.300%, 11/10/26[1,2,3]	268,000	251,998

Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	530,000	514,961

OneMain Finance Corp. 6.125%, 03/15/24	524,000	500,420

SBA Communications Corp. 3.875%, 02/15/27	225,000	205,378

SLM Corp. 3.125%, 11/02/26	290,000	234,163

Starwood Property Trust, Inc. 5.500%, 11/01/23[5]	231,000	228,401

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then SOFR + 1.432%), 2.879%, 10/30/30[1,3]	600,000	527,625

Total Financials		5,691,639

Industrials - 25.7%

AECOM 5.125%, 03/15/27	224,000	211,680

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[5]	480,000	429,187

Anglo American Capital PLC (United Kingdom) 2.875%, 03/17/31[5]	277,000	230,483

Aramark Services, Inc. 5.000%, 02/01/28[4,5]	270,000	244,677

	Principal Amount	Value

ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[4]	$272,000	$258,222

Arconic, Inc. 5.900%, 02/01/27	206,000	202,910

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[4,5]	400,000	341,427

Ashtead Capital, Inc. 1.500%, 08/12/26[5]	278,000	242,756

Ball Corp. 4.875%, 03/15/26	200,000	196,750

Block Financial LLC 3.875%, 08/15/30	142,000	127,705

Broadcom, Inc. 1.950%, 02/15/28[5]	548,000	466,615

Centene Corp. 2.500%, 03/01/31	286,000	227,015

CF Industries, Inc. 5.375%, 03/15/44	501,000	466,992

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	516,000	517,197

Clearwater Paper Corp. 4.750%, 08/15/28[5]	270,000	232,830

The Coca-Cola Co. 2.500%, 06/01/40	135,000	105,621

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	250,000	230,000

Comcast Corp. 4.150%, 10/15/28	262,000	261,273

CommonSpirit Health 3.347%, 10/01/29	518,000	478,132

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26[4]	215,000	198,337

CVS Health Corp. 5.125%, 07/20/45	437,000	420,928

Dell, Inc. 7.100%, 04/15/28[4]	225,000	244,693

Discovery Communications LLC 3.950%, 03/20/28	252,000	235,231

Fiserv, Inc. 4.200%, 10/01/28	493,000	474,982

The Ford Foundation Series 2020, 2.415%, 06/01/50	588,000	419,252

Freeport-McMoRan, Inc. 4.625%, 08/01/30[4]	272,000	252,356

HCA, Inc. 3.500%, 09/01/30	235,000	199,917

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 25.7% (continued)

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	$220,000	$198,825

KB Home 4.800%, 11/15/29	441,000	367,784

Kraft Heinz Foods Co. 4.250%, 03/01/31	491,000	466,893

Merck & Co., Inc. 1.900%, 12/10/28	573,000	509,217

Microsoft Corp. 2.525%, 06/01/50	551,000	405,826

MSCI, Inc. 3.250%, 08/15/33[5]	118,000	94,057

Murphy Oil USA, Inc. 4.750%, 09/15/29	60,000	54,004
5.625%, 05/01/27	205,000	200,900

Newell Brands, Inc. 4.450%, 04/01/26[6]	236,000	224,793

PulteGroup, Inc. 5.000%, 01/15/27	492,000	491,952

Sonoco Products Co. 2.850%, 02/01/32	576,000	480,895

Sysco Corp. 2.400%, 02/15/30	543,000	463,073

Travel + Leisure Co. 5.650%, 04/01/24[6]	392,000	385,140

United Rentals North America, Inc. 3.875%, 02/15/31[4]	250,000	210,897

Verizon Communications, Inc. 3.875%, 02/08/29	506,000	489,548

Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	365,000	319,236

Total Industrials		13,280,208

Utilities - 0.6%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	427,000	332,782

Total Corporate Bonds and Notes
(Cost $21,989,442)		19,304,629

Municipal Bonds - 6.0%

California Health Facilities Financing Authority 4.190%, 06/01/37	225,000	214,034

California State General Obligation, School Improvements 7.550%, 04/01/39	625,000	847,805

County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	670,000	625,215

	Principal Amount	Value

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	$545,000	$605,459

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	523,000	450,379

University of California, University & College Improvements Series BD, 3.349%, 07/01/29	360,000	345,258

Total Municipal Bonds
(Cost $3,361,619)		3,088,150

U.S. Government and Agency Obligations - 51.2%

Fannie Mae - 26.8%

FNMA
3.000%, 06/01/38 to 08/01/50	764,126	741,503
3.500%, 02/01/33 to 07/01/50	4,436,483	4,365,937
4.000%, 12/01/33 to 01/01/51	2,470,137	2,484,412
4.500%, 04/01/39 to 08/01/50	2,173,076	2,227,885
5.000%, 07/01/47 to 08/01/50	919,417	964,015

FNMA Pool
3.000%, 06/01/33 to 04/01/47	679,860	658,944
3.500%, 01/01/36 to 07/01/50	958,362	941,586
4.000%, 05/01/47 to 06/01/49	903,692	906,799
4.500%, 01/01/44 to 05/01/48	546,621	563,809

Total Fannie Mae		13,854,890

Freddie Mac - 6.3%

FHLMC
3.000%, 03/01/50 to 03/01/51	1,434,382	1,342,817
4.000%, 07/01/48 to 09/01/50	412,122	411,622
4.500%, 10/01/41	524,300	540,912

FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	968,833	958,200

Total Freddie Mac		3,253,551

U.S. Treasury Obligations - 18.1%

U.S. Treasury Bonds
1.875%, 02/15/51	1,316,000	987,154
2.250%, 05/15/41	1,247,000	1,040,563
2.500%, 02/15/46	468,000	396,831
3.125%, 05/15/48	966,000	934,869
3.500%, 02/15/39	870,000	908,844
5.000%, 05/15/37	608,000	751,664
6.750%, 08/15/26	1,859,000	2,122,673

U.S. Treasury Notes
1.625%, 02/15/26	796,000	756,542
1.875%, 02/15/32	562,000	509,137
2.125%, 09/30/24	556,000	545,640
2.875%, 05/15/28	430,000	424,978

Total U.S. Treasury Obligations		9,378,895

Total U.S. Government and Agency Obligations
(Cost $28,681,033)		26,487,336

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Foreign Government Obligation - 0.6%

The Korea Development Bank (South Korea) 0.500%, 10/27/23
(Cost $345,614)	$346,000	$333,603

Short-Term Investments - 6.1%

Joint Repurchase Agreements - 2.2%[7]

Deutsche Bank Securities, Inc., dated 06/30/22,due 07/01/22, 1.480% total to be received $133,696 (collateralized by various U.S. Treasuries, 0.000% - 0.750%, 01/15/25 - 08/15/39, totaling $136,365)	133,691	133,691

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,000,044 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,020,001)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,133,691

	Principal Amount	Value

Repurchase Agreements - 3.9%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $2,000,075 (collateralized by a U.S. Treasury, 0.125%, 08/15/31, totaling $2,040,027)	$2,000,000	$2,000,000

Total Short-Term Investments
(Cost $3,133,691)		3,133,691

Total Investments - 101.2%
(Cost $57,511,399)		52,347,409

Other Assets, less Liabilities - (1.2)%		(599,641)

Net Assets - 100.0%		$51,747,768

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $1,543,220 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $2,740,433 or 5.3% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

GMTN	Global Medium-Term Notes

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$19,304,629	—	$19,304,629

Municipal Bonds†	—	3,088,150	—	3,088,150

U.S. Government and Agency Obligations†	—	26,487,336	—	26,487,336

Foreign Government Obligation†	—	333,603	—	333,603

Short-Term Investments

Joint Repurchase Agreements	—	1,133,691	—	1,133,691

Repurchase Agreements	—	2,000,000	—	2,000,000

Total Investments in Securities	—	$52,347,409	—	$52,347,409

†

All corporate bonds and notes, municipal bonds, U.S. government agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Category	%of Net Assets

Corporate Bonds and Notes	95.5

Short-Term Investments[1]	12.4

Other Assets, Less Liabilities[2]	(7.9)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]

Baa/BBB	22.2

Ba/BB	64.7

B	13.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	%of Net Assets

Matador Resources Co., 5.875%, 09/15/26	1.9

Ford Motor Co., 4.346%, 12/08/26	1.9

SM Energy Co., 5.625%, 06/01/25	1.6

Ball Corp., 5.250%, 07/01/25	1.6

Aircastle, Ltd., 4.250%, 06/15/26 (Bermuda)	1.6

PTC, Inc., 3.625%, 02/15/25	1.5

United Airlines Holdings, Inc., 5.000%, 02/01/24	1.5

Western Midstream Operating LP, 4.650%, 07/01/26	1.5

DCP Midstream Operating LP, 5.375%, 07/15/25	1.5

Meritor, Inc., 6.250%, 06/01/25	1.5

Top Ten as a Group	16.1

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Principal Amount	Value

Corporate Bonds and Notes - 95.5%

Financials - 16.8%

Aircastle, Ltd. (Bermuda) 4.250%, 06/15/26	$304,000	$281,237

Ally Financial, Inc. Series B (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[1,2,3]	198,000	157,017

American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	205,000	166,790

The Charles Schwab Corp. Series I (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	241,000	204,286

Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3]	310,000	257,300

The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	165,000	128,093

MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	189,000	168,296

Morgan Stanley Series M (5.875% to 09/15/26 then 3 month LIBOR + 4.435%), 5.875%, 09/15/26[1,2,3]	210,000	204,711

Navient Corp. 6.125%, 03/25/24	193,000	182,991

OneMain Finance Corp. 7.125%, 03/15/26[4]	275,000	254,163

SBA Communications Corp. 3.875%, 02/15/27	180,000	164,302

SLM Corp. 4.200%, 10/29/25	286,000	259,104

Starwood Property Trust, Inc. 4.750%, 03/15/25	281,000	259,545

VICI Properties LP/VICI Note Co., Inc. 3.500%, 02/15/25[5]	120,000	112,251
4.250%, 12/01/26[5]	85,000	77,631

	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 03/01/25[5]	$185,000	$169,275

Total Financials		3,046,992

Industrials - 75.2%

AECOM 5.125%, 03/15/27	184,000	173,880

Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[5]	200,000	194,500

Allegheny Technologies, Inc. 4.875%, 10/01/29	156,000	124,408

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	235,000	215,915

American Axle & Manufacturing, Inc. 6.250%, 03/15/26	164,000	150,479

Aramark Services, Inc. 5.000%, 02/01/28[4,5]	100,000	90,621

ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[4]	81,000	76,897

Avient Corp. 5.750%, 05/15/25[5]	140,000	134,189

Ball Corp. 5.250%, 07/01/25	283,000	283,195

Bath & Body Works, Inc. 6.694%, 01/15/27	135,000	126,200

Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	185,000	178,290

CDW LLC/CDW Finance Corp. 5.500%, 12/01/24	145,000	145,544

Centennial Resource Production LLC 5.375%, 01/15/26[5]	190,000	171,391

Chord Energy Corp. 6.375%, 06/01/26[5]	140,000	129,500

Clearwater Paper Corp. 5.375%, 02/01/25[5]	255,000	247,988

Cleveland-Cliffs, Inc. 5.875%, 06/01/27	195,000	181,843

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	200,000	184,000

Continental Resources, Inc. 4.375%, 01/15/28	138,000	129,720

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	205,000	209,410

CSC Holdings LLC 5.250%, 06/01/24	167,000	156,145

Dana, Inc. 5.625%, 06/15/28[4]	100,000	86,078

DCP Midstream Operating LP 5.375%, 07/15/25	276,000	268,410

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 75.2% (continued)

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	$251,000	$250,611

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	220,000	212,850

Encompass Health Corp. 4.500%, 02/01/28	191,000	163,515

Ford Motor Co. 4.346%, 12/08/26[4]	364,000	337,364
5.291%, 12/08/46	88,000	67,488

Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/25[5]	175,000	165,114

General Motors Co. 6.800%, 10/01/27	86,000	90,546

G-III Apparel Group, Ltd. 7.875%, 08/15/25[5]	180,000	173,956

The Goodyear Tire & Rubber Co. 4.875%, 03/15/27[4]	283,000	253,073

Hanesbrands, Inc. 4.875%, 05/15/26[4,5]	170,000	157,464

HCA, Inc. 5.375%, 02/01/25	192,000	190,994

Hillenbrand, Inc. 5.000%, 09/15/26	140,000	132,160

Howmet Aerospace, Inc. 6.875%, 05/01/25	212,000	217,788

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	105,000	87,862

KB Home 4.000%, 06/15/31	95,000	73,269

Kraft Heinz Foods Co. 4.375%, 06/01/46	86,000	71,673

Lamar Media Corp. 4.875%, 01/15/29[4]	195,000	175,523

Lumen Technologies Inc 5.625%, 04/01/25	279,000	264,570

Matador Resources Co. 5.875%, 09/15/26	357,000	343,177

Mattel, Inc. 3.375%, 04/01/26[5]	240,000	220,182

MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	195,000	178,106

Meritage Homes Corp. 6.000%, 06/01/25	163,000	158,966

Meritor, Inc. 6.250%, 06/01/25[5]	260,000	266,644

Methanex Corp. (Canada) 5.125%, 10/15/27	200,000	176,500

	Principal Amount	Value

MGM Resorts International
5.750%, 06/15/25	$233,000	$221,933

Mueller Water Products, Inc.
4.000%, 06/15/29[5]	200,000	174,468

Murphy Oil Corp.
6.375%, 07/15/28[4]	185,000	172,529

Newell Brands, Inc.
4.450%, 04/01/26[6]	148,000	140,972

Novelis Corp.
3.250%, 11/15/26[5]	210,000	177,508

NuStar Logistics LP
5.625%, 04/28/27	186,000	166,472
5.750%, 10/01/25	115,000	107,525

Occidental Petroleum Corp.
7.875%, 09/15/31	150,000	164,625

Olin Corp.
5.125%, 09/15/27	185,000	170,047

Owens-Brockway Glass Container, Inc.
6.375%, 08/15/25[5]	220,000	209,926

Penn National Gaming, Inc.
4.125%, 07/01/29[5]	200,000	151,760

Penske Automotive Group, Inc.
3.500%, 09/01/25[4]	192,000	180,000

Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[5]	250,000	233,125

PTC, Inc.
3.625%, 02/15/25[5]	295,000	279,005

Royal Caribbean Cruises, Ltd. (Liberia)
7.500%, 10/15/27	181,000	142,990

Sealed Air Corp.
5.500%, 09/15/25[5]	200,000	199,654

Silgan Holdings, Inc.
4.125%, 02/01/28	153,000	137,200

Southwestern Energy Co.
5.950%, 01/23/25[6]	47,000	46,431
8.375%, 09/15/28	235,000	247,631

Sprint Corp.
7.125%, 06/15/24	169,000	173,436

Taseko Mines, Ltd. (Canada)
7.000%, 02/15/26[5]	100,000	85,112

Tenet Healthcare Corp.
4.875%, 01/01/26[5]	190,000	174,800

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
3.150%, 10/01/26	224,000	183,680

TransDigm, Inc.
6.250%, 03/15/26[5]	190,000	183,113

Travel + Leisure Co.
5.650%, 04/01/24[6]	181,000	177,833

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 75.2% (continued)

Trinity Industries, Inc.
4.550%, 10/01/24	$199,000	$192,831

United Airlines Holdings, Inc.
5.000%, 02/01/24[4]	290,000	278,425

United States Steel Corp.
6.875%, 03/01/29	94,000	82,023

Wabash National Corp.
4.500%, 10/15/28[5]	155,000	118,575

WESCO Distribution, Inc.
7.250%, 06/15/28[5]	90,000	89,010

Western Midstream Operating LP
4.650%, 07/01/26	294,000	277,095

Westlake Corp.
0.875%, 08/15/24	192,000	183,245

Total Industrials		13,610,977

Telecommunications - 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26[5]	185,000	180,506

Utilities - 2.5%

NRG Energy, Inc.
5.250%, 06/15/29[5]	185,000	165,112

SM Energy Co.
5.625%, 06/01/25	312,000	294,840

Total Utilities		459,952

Total Corporate Bonds and Notes (Cost $19,395,142)		17,298,427

	Principal Amount	Value

Short-Term Investments - 12.4%

Joint Repurchase Agreements - 9.4%[7]

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,000,044 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,020,001)	$1,000,000	$1,000,000

RBC Dominion Securities, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $697,835 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $711,761)	697,805	697,805

Total Joint Repurchase Agreements		1,697,805

Repurchase Agreements - 3.0%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.350% total to be received $550,021 (collateralized by a U.S. Treasury, 1.250%, 08/15/31, totaling $561,072)	550,000	550,000

Total Short-Term Investments
(Cost $2,247,805)		2,247,805

Total Investments - 107.9% (Cost $21,642,947)		19,546,232

Other Assets, less Liabilities - (7.9)%		(1,437,713)

Net Assets - 100.0%		$18,108,519

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $2,054,787 or 11.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $5,576,553 or 30.8% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT    Constant Maturity Treasury

LIBOR London Interbank Offered Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$17,298,427	—	$17,298,427

Short-Term Investments

Joint Repurchase Agreements	—	1,697,805	—	1,697,805

Repurchase Agreements	—	550,000	—	550,000

Total Investments in Securities	—	$19,546,232	—	$19,546,232

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

General Obligation	45.5

Transportation	33.6

Medical	9.7

Water	5.7

Education	2.8

Utilities	2.1

Power	1.5

Tobacco Settlement	0.8

Industrial Development	0.8

Short-Term Investments	2.6

Other Assets Less Liabilities	(5.1)

Rating	% of Market Value[1]

Aaa/AAA	24.2

Aa/AA	47.5

A	22.6

Baa/BBB	5.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Wisconsin State Revenue, Department of Transportation, Series 2, Series 2, 5.000%, 07/01/29	2.1

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.4

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.3

New York State Urban Development Corp., 5.000%, 03/15/32	1.3

State of California, General Obligation, 5.000%, 11/01/30	1.2

State of New Jersey, Series A, 5.000%, 06/01/29	1.2

New York City Transitional Finance Authority Building Aid Revenue, Series S, 5.000%, 07/15/32	1.1

Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	1.1

Top Ten as a Group	13.5

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Principal Amount	Value

Municipal Bonds - 102.5%

Alabama - 0.8%

Alabama Public School and College Authority, Series A
5.000%, 11/01/34	$7,500,000	$8,521,210

Arizona - 1.8%

Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/28	5,040,000	5,523,886

Arizona Industrial Development Authority
5.000%, 02/01/32	1,450,000	1,651,262
5.000%, 02/01/35	1,700,000	1,871,560
5.000%, 02/01/36	1,800,000	1,969,959
5.000%, 02/01/37	1,905,000	2,069,987

Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/27	3,000,000	3,352,073
5.000%, 01/01/28	2,625,000	2,975,726

Total Arizona		19,414,453

California - 13.0%

California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,026,207
5.000%, 02/01/30	1,630,000	1,736,060
5.000%, 02/01/31	900,000	954,749
5.000%, 02/01/32	1,855,000	1,962,975

California State Public Works Board, Series A
5.000%, 02/01/30	3,500,000	4,042,992
5.000%, 02/01/31	3,500,000	4,075,500
5.000%, 02/01/32	3,500,000	4,098,631
5.000%, 08/01/33	5,000,000	5,738,687
5.000%, 08/01/34	2,750,000	3,136,848
5.000%, 08/01/35	2,500,000	2,836,978

California State Public Works Board, Series C
5.000%, 08/01/30 [1]	2,785,000	3,173,168
5.000%, 08/01/31 [1]	2,560,000	2,937,735
5.000%, 08/01/32 [1]	2,750,000	3,143,331
5.000%, 08/01/33 [1]	3,000,000	3,415,846

City of Los Angeles Department of Airports, Series C
5.000%, 05/15/30	10,515,000	11,801,776

Los Angeles County Public Works Financing Authority, Series G
5.000%, 12/01/30	1,750,000	2,037,276
5.000%, 12/01/31	1,500,000	1,757,920
5.000%, 12/01/32	1,875,000	2,178,181

Los Angeles Unified School District, Series A
5.000%, 07/01/28	5,000,000	5,679,473

San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/32	3,000,000	3,300,476
5.000%, 05/01/34	5,010,000	5,354,794
5.000%, 05/01/35	5,800,000	6,170,235

	Principal Amount	Value

State of California
5.000%, 08/01/29	$7,235,000	$7,929,693
5.000%, 09/01/29	5,075,000	5,570,136
5.000%, 11/01/29	6,720,000	7,795,217
5.000%, 11/01/30	11,575,000	13,538,589
5.000%, 09/01/31	8,000,000	9,423,511
5.000%, 04/01/32	5,000,000	5,924,240

University of California, Series S
5.000%, 05/15/36	3,000,000	3,456,150
5.000%, 05/15/37	3,000,000	3,429,875
5.000%, 05/15/38	3,000,000	3,404,413

Total California		141,031,662

Colorado - 0.4%

Colorado Health Facilities Authority, Series A
5.000%, 08/01/33	4,260,000	4,499,205

Connecticut - 4.6%

Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/31	6,205,000	6,804,456
5.000%, 07/01/33	2,750,000	2,966,449
5.000%, 07/01/34	3,100,000	3,335,135

State of Connecticut Special Tax Revenue
5.000%, 05/01/28	3,000,000	3,389,022

State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/30	10,180,000	11,273,071

State of Connecticut Special Tax Revenue, Series B
5.000%, 10/01/35	7,500,000	8,180,233

State of Connecticut Special Tax Revenue, Series C
5.000%, 01/01/28	1,000,000	1,125,390
5.000%, 01/01/29	1,000,000	1,135,844
5.000%, 01/01/30	1,000,000	1,142,507
5.000%, 01/01/31	1,000,000	1,148,049
5.000%, 01/01/32	1,000,000	1,155,826

State of Connecticut, Series A
5.000%, 01/15/31	7,650,000	8,683,230

Total Connecticut		50,339,212

Delaware - 0.3%

Delaware River & Bay Authority
5.000%, 01/01/31 [1]	1,000,000	1,134,013
5.000%, 01/01/32 [1]	1,040,000	1,185,759
5.000%, 01/01/33 [1]	1,100,000	1,248,080

Total Delaware		3,567,852

District of Columbia - 3.0%

District of Columbia, Series A
5.000%, 06/01/30	6,020,000	6,553,302

District of Columbia, Series B
5.000%, 10/01/28	7,100,000	8,114,154
5.000%, 06/01/31	10,080,000	11,291,006

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

District of Columbia - 3.0% (continued)

Washington Convention & Sports Authority, Series A
5.000%, 10/01/27	$5,475,000	$6,136,557

Total District of Columbia		32,095,019

Florida - 5.2%

Central Florida Expressway Authority
5.000%, 07/01/28	4,460,000	5,018,596

Escambia County Health Facilities Authority
5.000%, 08/15/37	6,000,000	6,327,085

Florida Development Finance Corp.
4.000%, 11/15/33	10,000,000	10,017,190

Florida’s Turnpike Enterprise, Department of Transportation, Series C
5.000%, 07/01/28	7,075,000	7,765,558

Lee Memorial Health System, Series A
5.000%, 04/01/34	5,645,000	6,040,647

Orange County Health Facilities Authority, Series A
5.000%, 10/01/31	4,525,000	4,764,668

State of Florida, Capital Outlay, Series B
5.000%, 06/01/27	9,045,000	9,522,056

State of Florida, Series C
5.000%, 06/01/31	5,375,000	6,361,872

Total Florida		55,817,672

Georgia - 1.5%

Georgia State University & College Improvements, Series A
5.000%, 07/01/27	4,600,000	4,600,959

Private Colleges & Universities Authority, Series B
5.000%, 09/01/30	10,365,000	12,002,785

Total Georgia		16,603,744

Illinois - 8.2%

Chicago O’Hare International Airport, Series A
5.000%, 01/01/35	5,010,000	5,486,305

Chicago O’Hare International Airport, Series B
5.000%, 01/01/28	5,670,000	5,962,521

Chicago O’Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	10,571,820
5.000%, 01/01/38	5,500,000	5,788,925

Illinois Finance Authority
5.000%, 01/01/29	2,310,000	2,631,170
5.000%, 07/01/29	8,755,000	10,043,354

Illinois Finance Authority, Series A
4.000%, 08/15/37	5,910,000	5,761,439

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue
5.000%, 07/01/27	11,000,000	11,984,925

	Principal Amount	Value

Illinois State Toll Highway Authority, Series A
5.000%, 12/01/31	$9,735,000	$10,382,702

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A
5.000%, 01/01/30	10,110,000	11,388,433

State of Illinois, Series A
5.250%, 03/01/37	8,500,000	9,129,590

Total Illinois		89,131,184

Indiana - 1.5%

Indiana Finance Authority, Series A
5.000%, 02/01/32	5,000,000	5,782,890

Indiana Finance Authority, Series S
5.000%, 10/01/28	1,000,000	1,137,470
5.000%, 10/01/29	3,555,000	4,071,780

Indiana Finance Authority, Series C
5.000%, 06/01/29	4,800,000	5,500,953

Total Indiana		16,493,093

Iowa - 1.5%

Iowa Finance Authority, State Revolving Fund Green Bond
5.000%, 08/01/30	15,025,000	16,658,910

Kentucky - 0.5%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A
5.000%, 10/01/29	5,505,000	5,883,487

Maine - 0.8%

Maine Turnpike Authority
5.000%, 07/01/28	1,955,000	2,218,349
5.000%, 07/01/29	1,600,000	1,832,159
5.000%, 07/01/30	1,390,000	1,605,848
5.000%, 07/01/31	1,500,000	1,748,283
5.000%, 07/01/32	1,390,000	1,632,395

Total Maine		9,037,034

Maryland - 7.9%

Maryland State Transportation Authority
5.000%, 07/01/33	6,350,000	7,224,584

State of Maryland Department of Transportation, Series 2022B
5.000%, 12/01/27 [1]	2,500,000	2,769,040
5.000%, 12/01/28 [1]	2,305,000	2,581,615
5.000%, 12/01/29 [1]	2,250,000	2,546,614

State of Maryland, Department of Transportation
5.000%, 10/01/28	12,365,000	13,646,919
5.000%, 09/01/29	12,205,000	13,633,130

State of Maryland, Series C
4.000%, 03/01/28	9,500,000	10,256,285
4.000%, 03/01/29	9,245,000	10,038,158

State of Maryland, Series D
4.000%, 08/01/28	8,000,000	8,654,765
4.000%, 08/01/29	6,500,000	7,073,527

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Maryland - 7.9% (continued)

State of Maryland, State & Local Facilities Loan of 2019, 1st Series
5.000%, 03/15/30	$6,000,000	$6,863,516

Total Maryland		85,288,153

Michigan - 3.3%

Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/29	11,450,000	12,243,555

Michigan State Building Authority Revenue, Series I
5.000%, 04/15/27	5,700,000	6,162,343

State of Michigan
5.000%, 03/15/27	10,000,000	11,169,296

Wayne County Airport Authority, Series A
5.000%, 12/01/37	2,285,000	2,498,847
5.000%, 12/01/38	1,405,000	1,532,532
5.000%, 12/01/39	1,800,000	1,959,261

Total Michigan		35,565,834

Minnesota - 0.3%

City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/35	3,165,000	3,334,182

New Jersey - 5.4%

New Jersey State Turnpike Authority Revenue, Series B
5.000%, 01/01/28	4,010,000	4,469,297

New Jersey State Turnpike Authority Revenue, Series D
5.000%, 01/01/28	5,000,000	5,448,291

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/37	3,000,000	2,973,638

New Jersey Transportation Trust Fund Authority, Series S
5.000%, 06/15/30	6,255,000	6,846,184
5.000%, 06/15/31	7,615,000	8,338,436
5.000%, 06/15/32	5,750,000	6,215,875
5.000%, 06/15/33	6,000,000	6,453,530

State of New Jersey
5.000%, 06/01/25	4,335,000	4,633,296
5.000%, 06/01/29	11,500,000	12,924,698

Total New Jersey		58,303,245

New Mexico - 1.3%

New Mexico Finance Authority, Series A
5.000%, 06/15/28	4,470,000	5,082,697
5.000%, 06/15/30	7,500,000	8,678,219
Total New Mexico		13,760,916

New York - 18.8%

City of New York
5.000%, 08/01/34	3,250,000	3,614,116

	Principal Amount	Value

City of New York NY, Series B
5.000%, 08/01/32	$3,000,000	$3,483,007

City of New York, Series C
5.000%, 08/01/33	1,500,000	1,678,530

City of New York, Series L
5.000%, 04/01/33	6,500,000	7,337,375

Long Island Power Authority
5.000%, 09/01/35	5,030,000	5,551,939

Long Island Power Authority, Series A
5.000%, 09/01/30	2,275,000	2,593,555
5.000%, 09/01/31	3,935,000	4,511,838

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B
5.000%, 11/15/27	14,225,000	15,290,827

Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	4,998,952
5.000%, 11/15/27	5,000,000	5,066,413
5.000%, 11/15/28	4,760,000	5,031,077

New York City Transitional Finance Authority Building Aid Revenue, Series S
5.000%, 07/15/32	10,835,000	12,471,128

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A
5.000%, 07/15/31	5,080,000	5,699,628

New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/31	2,500,000	2,873,775
5.000%, 11/01/32	4,000,000	4,573,229

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E
5.000%, 02/01/37	7,000,000	7,735,367

New York City Transitional Finance Authority Future Tax Secured Revenue, Series F
5.000%, 02/01/36	1,000,000	1,120,830
5.000%, 02/01/39	4,000,000	4,426,598

New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	5,717,010
5.000%, 03/15/31	7,670,000	8,547,033
5.000%, 03/15/32	8,000,000	9,161,010
5.000%, 03/15/33	3,200,000	3,688,620

New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,410,000	8,946,933

New York State Dormitory Authority, Series S
4.000%, 05/01/39	2,000,000	1,935,949

New York State Urban Development Corp.
5.000%, 03/15/32	12,000,000	13,597,652

New York Transportation Development Corp, Series P
5.000%, 12/01/36	10,000,000	10,396,898

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 18.8% (continued)

New York Transportation Development Corp.
4.000%, 10/31/41	$1,250,000	$1,094,058
4.000%, 10/31/46	1,500,000	1,263,071
5.000%, 12/01/30	1,000,000	1,071,877
5.000%, 12/01/31	1,100,000	1,183,689
5.000%, 12/01/32	1,450,000	1,535,322
5.000%, 12/01/33	1,000,000	1,053,323

Port Authority of New York & New Jersey
5.000%, 07/15/32	6,545,000	7,230,791

Triborough Bridge & Tunnel Authority
5.000%, 05/15/30 [1]	10,000,000	11,465,343
5.000%, 05/15/31 [1]	10,000,000	11,555,230
5.000%, 05/15/32 [1]	5,000,000	5,824,038

Total New York		203,326,031

North Carolina - 1.0%

North Carolina State Limited Obligation, Series B
5.000%, 05/01/28	10,000,000	11,159,625

Ohio - 0.5%

Ohio State General Obligation, Series T
5.000%, 05/01/30	5,000,000	5,522,822

Oregon - 2.4%

Oregon State Lottery, Series C
5.000%, 04/01/27	10,000,000	10,713,616

Oregon State Lottery, Series D
5.000%, 04/01/28	9,225,000	9,863,007

State of Oregon
5.000%, 05/01/27	5,000,000	5,611,847

Total Oregon		26,188,470

Pennsylvania - 2.1%

Allegheny County Airport Authority, Series A
5.000%, 01/01/31	1,350,000	1,488,163
5.000%, 01/01/32	2,215,000	2,422,711

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center
5.000%, 07/15/31	5,530,000	6,072,580

Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/32	7,910,000	8,553,129

Hospitals & Higher Education Facilities Authority of Philadelphia
4.000%, 07/01/38	2,500,000	2,436,344
4.000%, 07/01/39	2,000,000	1,940,311

Total Pennsylvania		22,913,238

Texas - 5.9%

City of Corpus Christi TX Utility System Revenue, Junior Lien
5.000%, 07/15/29	3,125,000	3,540,772

	Principal Amount	Value

City of Houston TX Airport System Revenue, Series A
4.000%, 07/01/35	$1,100,000	$1,085,892
4.000%, 07/01/36	1,100,000	1,085,677
5.000%, 07/01/34	2,835,000	3,081,124

City of San Antonio TX Electric & Gas Systems Revenue, Series A
5.000%, 02/01/37	3,010,000	3,359,172
5.000%, 02/01/38	2,985,000	3,318,594

Dallas Area Rapid Transit, Senior Lien
5.250%, 12/01/28	8,865,000	10,227,988

Dallas Fort Worth International Airport, Series A
5.000%, 11/01/30	2,000,000	2,275,371
5.000%, 11/01/31	3,265,000	3,695,496

Lower Colorado River Authority, LCRA Transmission Services Corporation
5.000%, 05/15/29	3,815,000	3,973,431

North Texas Municipal Water District Water System Revenue, Refunding and Improvement
5.000%, 09/01/29	7,350,000	8,122,345

North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,127,425
5.000%, 01/01/32	3,010,000	3,241,068

Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	4,588,725
4.000%, 12/31/38	3,735,000	3,397,014

Texas Water Development Board
5.000%, 08/01/38	5,860,000	6,675,009

Total Texas		63,795,103

Utah - 2.1%

Intermountain Power Agency, Series A
5.000%, 07/01/34	5,250,000	6,005,933

Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	3,766,892
5.000%, 07/01/30	6,585,000	7,138,261

University of Utah/The, Series B
5.000%, 08/01/37 [1]	5,000,000	5,813,164

Total Utah		22,724,250

Virginia - 1.5%

Hampton Roads Transportation Accountability Commission, Series A
5.000%, 07/01/26	9,810,000	10,794,980

Virginia Small Business Financing Authority
4.000%, 01/01/37 [1]	3,000,000	2,845,734
4.000%, 01/01/38 [1]	3,000,000	2,824,193
Total Virginia		16,464,907

Washington - 2.6%

Port of Seattle
5.000%, 08/01/31	5,000,000	5,595,110

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Washington - 2.6% (continued)

State of Washington School Improvements, Series C
5.000%, 02/01/28	$7,370,000	$8,031,923

State of Washington, Series R-2015C
5.000%, 07/01/28	10,280,000	10,913,835

Washington Health Care Facilities Authority, Series A
5.000%, 08/01/38	3,270,000	3,397,989

Total Washington		27,938,857

West Virginia - 1.3%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/35	3,745,000	3,884,876

West Virginia Parkways Authority
5.000%, 06/01/37	1,750,000	1,991,432
5.000%, 06/01/38	2,000,000	2,266,956
5.000%, 06/01/39	5,150,000	5,774,888

Total West Virginia		13,918,152

Wisconsin - 3.0%

State of Wisconsin
5.000%, 05/01/29	3,500,000	4,033,093
5.000%, 05/01/30	2,390,000	2,789,674
5.000%, 05/01/31	2,700,000	3,124,074

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2022, amounted to $64,462,903, or 5.9% of net assets.

	Principal Amount	Value

Wisconsin State Revenue, Department of Transportation, Series 2
5.000%, 07/01/29	$20,405,000	$22,634,824

Total Wisconsin		32,581,665

Total Municipal Bonds (Cost $1,184,397,121)		1,111,879,187

Short-Term Investments - 2.6%

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp., dated 6/30/2022 due 07/01/2022, 1.35% total to be received $28,401,065 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $28,968,083)	28,400,000	28,400,000

Total Short-Term Investments (Cost $28,400,000)		28,400,000

Total Investments - 105.1% (Cost $1,212,797,121)		1,140,279,187

Other Assets, less Liabilities - (5.1)%		(55,656,201)

Net Assets - 100.0%		$1,084,622,986

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$1,111,879,187	—	$1,111,879,187

Short-Term Investments

Repurchase Agreements	—	28,400,000	—	28,400,000

Total Investments in Securities	—	$1,140,279,187	—	$1,140,279,187

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	37.3

Medical	30.0

General Obligation	17.2

Industrial Development	4.9

Education	4.7

Tobacco Settlement	4.1

Short-Term Investments	2.4

Other Assets Less Liabilities	(0.6)

Rating	% of Market Value[1]

Aa/AA	7.5

A	49.4

Baa/BBB	42.3

Ba/BB	0.8

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.4

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation, 5.000%, 01/01/43	2.9

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.6

Pennsylvania Turnpike Commission, Series A, 4.000%, 12/01/50	2.3

Brevard County Health Facilities Authority, Series A, 5.000%, 04/01/47	2.3

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/45	2.3

Central Plains Energy Project Project #3, Series A, 5.000%, 09/01/42	2.2

New York Transportation Development Corp., Revenue, 4.000%, 04/30/53	2.1

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, Revenue, 6.500%, 11/15/38	2.0

Escambia County Health Facilities Authority, 4.000%, 08/15/50	1.9

Top Ten as a Group	24.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Principal Amount	Value

Municipal Bonds - 98.2%

California - 6.1%

California Municipal Finance Authority, Series A
4.000%, 02/01/51	$1,750,000	$1,578,852

California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,094,066
5.000%, 05/15/48	4,600,000	4,715,521

Riverside County Transportation Commission
4.000%, 06/01/46	2,500,000	2,344,035
4.000%, 06/01/47	3,425,000	3,151,356

San Diego County Regional Airport Authority, Series B
4.000%, 07/01/51	2,000,000	1,873,781

Total California		16,757,611

Colorado - 3.9%

Colorado Health Facilities Authority, Series A
5.000%, 08/01/44	5,000,000	5,107,710

Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008
6.500%, 11/15/38	4,445,000	5,460,201

Total Colorado		10,567,911

Connecticut - 2.8%

Connecticut State Health & Educational Facilities Authority
4.000%, 07/01/39	3,500,000	3,154,184
4.000%, 07/01/40	3,400,000	3,040,757
4.000%, 07/01/42	1,750,000	1,557,238

Total Connecticut		7,752,179

Florida - 12.0%

Brevard County Health Facilities Authority
5.000%, 04/01/47	6,000,000	6,326,734

City of Tampa, Series H
4.000%, 07/01/45	1,475,000	1,392,508
5.000%, 07/01/50	1,400,000	1,459,404

County of Miami-Dade Seaport Department, Series A
4.000%, 10/01/45	5,000,000	4,649,999

Escambia County Health Facilities Authority
4.000%, 08/15/50	6,050,000	5,319,839

Florida Development Finance Corp.
4.000%, 02/01/52	3,000,000	2,464,859
5.000%, 02/01/52	2,000,000	1,975,780

Hillsborough County Industrial Development Authority
4.000%, 08/01/50	5,000,000	4,564,203

Miami Beach Health Facilities Authority
4.000%, 11/15/46	5,000,000	4,626,570

Total Florida		32,779,896

	Principal Amount	Value

Illinois - 10.1%

Chicago O’Hare International Airport, Senior Lien, Series A
5.000%, 01/01/48	$6,750,000	$7,007,011

Metropolitan Pier & Exposition Authority
4.000%, 12/15/42	2,000,000	1,788,206
4.000%, 06/15/52	3,000,000	2,582,422
5.000%, 06/15/50	5,000,000	5,045,509

State of Illinois
5.500%, 05/01/39	4,000,000	4,290,366
5.750%, 05/01/45	3,000,000	3,265,380

State of Illinois, Series A
4.000%, 03/01/40	1,500,000	1,395,536
5.000%, 03/01/46	2,225,000	2,284,625

Total Illinois		27,659,055

Maine - 0.3%

Maine Health & Higher Educational Facilities Authority, Series A
4.000%, 07/01/50	1,000,000	938,258

Massachusetts - 1.6%

Massachusetts Development Finance Agency
4.000%, 07/01/51	5,110,000	4,432,819

Minnesota - 2.8%

City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/49	5,000,000	5,169,555

Duluth Economic Development Authority, Essentia Health Obligated Group
5.000%, 02/15/48	2,550,000	2,627,687

Total Minnesota		7,797,242

Nebraska - 2.2%

Central Plains Energy Project Project #3, Series A
5.000%, 09/01/42	5,560,000	5,911,698

New Jersey - 8.4%

New Jersey Economic Development Authority
5.000%, 11/01/44	3,000,000	3,117,446

New Jersey Economic Development Authority, Series S
4.000%, 06/15/46	1,500,000	1,381,771
4.000%, 06/15/50	1,500,000	1,366,326

New Jersey Transportation Trust Fund Authority
4.000%, 06/15/45	2,000,000	1,853,376
4.000%, 06/15/50	2,000,000	1,821,768
5.000%, 06/15/45	1,000,000	1,042,787
5.000%, 06/15/50	2,000,000	2,075,950

New Jersey Transportation Trust Fund Authority, Series BB
5.000%, 06/15/44	2,250,000	2,332,824

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 8.4% (continued)

Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	$2,500,000	$2,561,485
5.250%, 06/01/46	3,285,000	3,416,566

Tobacco Settlement Financing Corp. Series B
5.000%, 06/01/46	2,050,000	2,049,903

Total New Jersey		23,020,202

New York - 16.4%

Metropolitan Transportation Authority, Series C
4.750%, 11/15/45	3,175,000	3,212,196
5.000%, 11/15/50	2,335,000	2,404,968
5.250%, 11/15/55	3,020,000	3,138,285

Monroe County Industrial Development Corp., Series A
4.000%, 07/01/50	5,095,000	4,803,950

New York State Dormitory Authority, Series A
4.000%, 07/01/47	2,000,000	1,792,041
4.000%, 07/01/52	2,115,000	1,859,507

New York State Dormitory Authority, Series S
4.250%, 05/01/52	2,000,000	1,887,132
5.000%, 05/01/52	3,000,000	3,110,768

New York State Thruway Authority, Series B
4.000%, 01/01/45	3,500,000	3,316,357

New York Transportation Development Corp, Series P
5.000%, 12/01/40	5,000,000	5,180,869
5.000%, 12/01/41	5,000,000	5,169,877

New York Transportation Development Corp.
4.000%, 12/01/39	1,825,000	1,732,894
4.000%, 12/01/41	1,900,000	1,781,298
4.000%, 04/30/53	6,915,000	5,629,256

Total New York		45,019,398

Oklahoma - 1.6%

Norman Regional Hospital Authority
5.000%, 09/01/45	4,335,000	4,418,603

Oregon - 0.6%

Oregon State Facilities Authority, Series A
5.000%, 06/01/52	1,500,000	1,587,722

Pennsylvania - 8.1%

Allegheny County Airport Authority, Series A
5.000%, 01/01/51	5,000,000	5,204,555

Geisinger Authority, Series G
4.000%, 04/01/50	5,710,000	5,177,227

Montgomery County Higher Education and Health Authority
5.000%, 05/01/52	5,000,000	5,253,438

Pennsylvania Turnpike Commission, Series A
4.000%, 12/01/50	7,050,000	6,421,246

Total Pennsylvania		22,056,466

	Principal Amount	Value

Rhode Island - 1.2%

Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/40	$3,285,000	$3,329,131

Texas - 11.5%

Central Texas Regional Mobility Authority, Series B
4.000%, 01/01/51	2,030,000	1,841,647
5.000%, 01/01/45	5,905,000	6,221,843

City of Houston TX Airport System Revenue, Series A
4.000%, 07/01/48	1,500,000	1,398,661

Texas Private Activity Bond Surface Transportation Corp.
5.000%, 06/30/58	9,320,000	9,227,708

Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	3,955,000	4,003,020
5.000%, 12/31/45	3,880,000	3,909,747

Texas Private Activity Bond Surface Transportation Corp., Series A
4.000%, 12/31/39	5,500,000	4,972,069

Total Texas		31,574,695

Virginia - 5.6%

Lynchburg Economic Development Authority
4.000%, 01/01/55	1,500,000	1,344,499

Virginia Small Business Financing Authority
4.000%, 01/01/39 [1]	3,000,000	2,807,278
4.000%, 01/01/40 [1]	3,000,000	2,785,658
5.000%, 12/31/47	2,555,000	2,650,347

Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,548,214
5.000%, 12/31/52	3,170,000	3,221,668

Total Virginia		15,357,664

West Virginia - 3.0%

West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/43	8,000,000	8,078,560

Total Municipal Bonds
(Cost $301,769,170)		269,039,110

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $6,450,242 (collateralized by a U.S. Treasury,
1.250%, 08/15/31, totaling $6,579,022)	6,450,000	6,450,000

Total Short-Term Investments
(Cost $6,450,000)		6,450,000

Total Investments - 100.6%
(Cost $308,219,170)		275,489,110

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

Value
Other Assets, less Liabilities - (0.6)%	$(1,623,056)

Net Assets - 100.0%	$273,866,054

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2022, amounted to $5,592,936, or 2.0% of net assets.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$269,039,110	—	$269,039,110

Short-Term Investments

Repurchase Agreements	—	6,450,000	—	6,450,000

Total Investments in Securities	—	$275,489,110	—	$275,489,110

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2022

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $24,789,642, $1,543,220, $2,054,787, $0,and $0, respectively)	$543,019,393	$49,213,718	$17,298,427	$1,111,879,187	$269,039,110

Repurchase Agreements at value[2]	39,722,095	3,133,691	2,247,805	28,400,000	6,450,000

Cash	1,213,863	118,793	26,116	1,473,173	330,427

Receivable for investments sold	—	—	—	—	3,043,601

Dividend and interest receivables	4,631,053	435,102	253,359	13,131,978	2,805,525

Securities lending income receivable	11,141	943	1,150	—	—

Receivable for Fund shares sold	37,447	699	300	1,980,373	66,180

Receivable from affiliate	3,100	10,456	7,467	55,040	17,789

Prepaid expenses and other assets	37,231	20,421	18,679	89,585	28,281

Total assets	588,675,323	52,933,823	19,853,303	1,157,009,336	281,780,913

Liabilities:

Payable upon return of securities loaned	17,122,095	1,133,691	1,697,805	—	—

Payable for delayed delivery investments purchased	—	—	—	68,134,227	6,620,640

Payable for Fund shares repurchased	749,629	309	5,693	3,757,320	1,095,968

Accrued expenses:

Investment advisory and management fees	109,448	12,773	5,909	189,382	103,273

Administrative fees	71,379	6,386	2,273	136,643	34,424

Distribution fees	—	2,352	—	2,865	940

Shareholder service fees	79,537	2,083	1,876	46,430	11,846

Other	138,318	28,461	31,228	119,483	47,768

Total liabilities	18,270,406	1,186,055	1,744,784	72,386,350	7,914,859

Net Assets	$570,404,917	$51,747,768	$18,108,519	$1,084,622,986	$273,866,054

[1] Investments at cost	$613,369,275	$54,377,708	$19,395,142	$1,184,397,121	$301,769,170

[2] Repurchase agreements at cost	$39,722,095	$3,133,691	$2,247,805	$28,400,000	$6,450,000

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$651,076,362	$60,705,821	$20,479,607	$1,159,873,755	$311,545,679

Total distributable loss	(80,671,445)	(8,958,053)	(2,371,088)	(75,250,769)	(37,679,625)

Net Assets	$570,404,917	$51,747,768	$18,108,519	$1,084,622,986	$273,866,054

Class N:

Net Assets	$334,862,454	$11,391,594	$6,654,520	$13,200,541	$2,878,398

Shares outstanding	15,338,629	1,223,227	335,870	1,196,197	325,067

Net asset value, offering and redemption price per share	$21.83	$9.31	$19.81	$11.04	$8.85

Class I:

Net Assets	$235,542,463	$28,551,337	$11,453,999	$1,071,422,445	$270,875,167

Shares outstanding	10,787,841	3,055,190	578,502	96,534,765	31,537,757

Net asset value, offering and redemption price per share	$21.83	$9.35	$19.80	$11.10	$8.59

Class Z:

Net Assets	—	$11,804,837	—	—	$112,489

Shares outstanding	—	1,263,469	—	—	13,100

Net asset value, offering and redemption price per share	—	$9.34	—	—	$8.59

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2022

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$7,606,020	$603,390	$362,160	$11,325,697	$4,978,051

Securities lending income	40,494	4,621	5,381	—	—

Total investment income	7,646,514	608,011	367,541	11,325,697	4,978,051

Expenses:

Investment advisory and management fees	743,117	79,253	38,059	1,241,930	717,684

Administrative fees	484,642	39,626	14,638	898,905	239,228

Distribution fees - Class N	—	15,497	—	19,400	6,468

Shareholder servicing fees - Class N	463,829	—	9,154	9,855	3,881

Shareholder servicing fees - Class I	68,781	11,857	3,049	295,755	78,419

Professional fees	44,630	28,441	21,253	49,671	26,983

Custodian fees	39,175	10,748	8,240	47,881	18,827

Reports to shareholders	36,207	2,197	2,988	15,864	3,827

Registration fees	31,847	19,866	12,559	46,577	22,727

Trustee fees and expenses	22,978	1,796	666	41,955	11,463

Transfer agent fees	19,778	1,718	636	18,910	5,325

Interest expense	—	427	—	—	—

Miscellaneous	12,891	2,242	1,261	20,058	6,482

Total expenses before offsets	1,967,875	213,668	112,503	2,706,761	1,141,314

Expense reimbursements	(45,958)	(59,073)	(42,718)	(344,234)	(111,561)

Net expenses	1,921,917	154,595	69,785	2,362,527	1,029,753

Net investment income	5,724,597	453,416	297,756	8,963,170	3,948,298

Net Realized and Unrealized Loss:

Net realized loss on investments	(10,484,826)	(1,240,442)	(243,457)	(4,642,158)	(5,908,626)

Net change in unrealized appreciation/depreciation on investments	(76,074,670)	(5,641,097)	(2,175,101)	(125,608,853)	(57,945,223)

Net realized and unrealized loss	(86,559,496)	(6,881,539)	(2,418,558)	(130,251,011)	(63,853,849)

Net decrease in net assets resulting from operations	$(80,834,899)	$(6,428,123)	$(2,120,802)	$(121,287,841)	$(59,905,551)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$5,724,597	$16,869,717	$453,416	$812,613	$297,756	$437,039

Net realized gain (loss) on investments	(10,484,826)	81,364,988	(1,240,442)	874,010	(243,457)	151,347

Net change in unrealized appreciation/depreciation on investments	(76,074,670)	(112,045,135)	(5,641,097)	(2,321,289)	(2,175,101)	89,236

Net increase (decrease) in net assets resulting from operations	(80,834,899)	(13,810,430)	(6,428,123)	(634,666)	(2,120,802)	677,622

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	(3,248,161)	(53,132,625)	(96,081)	(211,642)	(115,045)	(232,178)

Class I	(2,662,373)	(51,380,355)	(237,467)	(426,487)	(204,694)	(312,124)

Class Z	—	—	(114,765)	(186,240)	—	—

From paid-in capital:

Class N	—	—	—	(12,304)	—	—

Class I	—	—	—	(24,795)	—	—

Class Z	—	—	—	(10,828)	—	—

Total distributions to shareholders	(5,910,534)	(104,512,980)	(448,313)	(872,296)	(319,739)	(544,302)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(97,787,972)	(228,559,947)	(2,225,730)	7,211,314	(774,652)	10,888,534

Total increase (decrease) in net assets	(184,533,405)	(346,883,357)	(9,102,166)	5,704,352	(3,215,193)	11,021,854

Net Assets:

Beginning of period	754,938,322	1,101,821,679	60,849,934	55,145,582	21,323,712	10,301,858

End of period	$570,404,917	$754,938,322	$51,747,768	$60,849,934	$18,108,519	$21,323,712

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$8,963,170	$17,736,073	$3,948,298	$8,074,327

Net realized gain (loss) on investments	(4,642,158)	11,510,796	(5,908,626)	5,033,099

Net change in unrealized appreciation/depreciation on investments	(125,608,853)	(24,090,355)	(57,945,223)	727,146

Net increase (decrease) in net assets resulting from operations	(121,287,841)	5,156,514	(59,905,551)	13,834,572

Distributions to Shareholders:

Class N	(90,332)	(320,461)	(30,794)	(239,124)

Class I	(8,816,692)	(27,948,470)	(3,883,318)	(12,853,713)

Class Z	—	—	(1,547)	(4,817)

Total distributions to shareholders	(8,907,024)	(28,268,931)	(3,915,659)	(13,097,654)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(134,252,288)	66,362,378	(46,843,198)	55,209,790

Total increase (decrease) in net assets	(264,447,153)	43,249,961	(110,664,408)	55,946,708

Net Assets:

Beginning of period	1,349,070,139	1,305,820,178	384,530,462	328,583,754

End of period	$1,084,622,986	$1,349,070,139	$273,866,054	$384,530,462

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$24.88	$28.12	$27.14	$25.49	$26.97	$26.24

Income (loss) from Investment Operations:

Net investment income[2,3]	0.19	0.44	0.90	0.94	0.84	0.91

Net realized and unrealized gain (loss) on investments	(3.04)	(0.83)	1.03	1.85	(1.33)	0.85

Total income (loss) from investment operations	(2.85)	(0.39)	1.93	2.79	(0.49)	1.76

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.47)	(0.88)	(0.98)	(0.80)	(0.87)

Net realized gain on investments	—	(2.38)	(0.07)	(0.16)	(0.19)	(0.16)

Total distributions to shareholders	(0.20)	(2.85)	(0.95)	(1.14)	(0.99)	(1.03)

Net Asset Value, End of Period	$21.83	$24.88	$28.12	$27.14	$25.49	$26.97

Total Return[3,4]	(11.48)%[5]	(1.29)%	7.34%	11.10%	(1.82)%	6.77%

Ratio of net expenses to average net assets	0.68%[6]	0.69%[7]	0.71%	0.72%[8]	0.98%[7]	0.99%[7]

Ratio of gross expenses to average net assets[9]	0.68%[6]	0.69%[7]	0.72%	0.73%[8]	0.98%[7]	0.99%[7]

Ratio of net investment income to average net assets[3]	1.69%[6]	1.71%	3.31%	3.53%	3.19%	3.38%

Portfolio turnover	14%[5]	186%	25%	20%	9%	4%

Net assets end of period (000’s) omitted	$334,862	$427,818	$555,124	$618,381	$715,468	$971,359

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$24.89	$28.13	$27.14	$25.49	$26.97	$26.24

Income (loss) from Investment Operations:

Net investment income[2,3]	0.22	0.50	0.95	0.99	0.86	0.94

Net realized and unrealized gain (loss) on investments	(3.05)	(0.83)	1.05	1.85	(1.32)	0.85

Total income (loss) from investment operations	(2.83)	(0.33)	2.00	2.84	(0.46)	1.79

Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.53)	(0.94)	(1.03)	(0.83)	(0.90)

Net realized gain on investments	—	(2.38)	(0.07)	(0.16)	(0.19)	(0.16)

Total distributions to shareholders	(0.23)	(2.91)	(1.01)	(1.19)	(1.02)	(1.06)

Net Asset Value, End of Period	$21.83	$24.89	$28.13	$27.14	$25.49	$26.97

Total Return[3,4]	(11.43)%[5]	(1.05)%	7.57%	11.32%	(1.72)%	6.87%

Ratio of net expenses to average net assets	0.48%[6]	0.49%[7]	0.50%	0.52%[8]	0.88%[7]	0.89%[7]

Ratio of gross expenses to average net assets[9]	0.48%[6]	0.49%[7]	0.51%	0.53%[8]	0.88%[7]	0.89%[7]

Ratio of net investment income to average net assets[3]	1.89%[6]	1.91%	3.52%	3.73%	3.29%	3.48%

Portfolio turnover	14%[5]	186%	25%	20%	9%	4%

Net assets end of period (000’s) omitted	$235,542	$327,121	$546,698	$605,353	$1,094,820	$1,027,477

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01%, 0.04% and 0.07% for the fiscal year ended December 31, 2021, December 31, 2018 and December 31, 2017, respectively

[8]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.61	$10.90	$10.15	$9.43	$9.81	$9.67

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.14	0.20	0.24	0.23	0.21

Net realized and unrealized gain (loss) on investments	(1.30)	(0.28)	0.75	0.73	(0.38)	0.15

Total income (loss) from investment operations	(1.22)	(0.14)	0.95	0.97	(0.15)	0.36

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.14)	(0.20)	(0.25)	(0.23)	(0.22)

Paid in capital	—	(0.01)	—	—	—	—

Total distributions to shareholders	(0.08)	(0.15)	(0.20)	(0.25)	(0.23)	(0.22)

Net Asset Value, End of Period	$9.31	$10.61	$10.90	$10.15	$9.43	$9.81

Total Return[2,3]	(11.56)%[4]	(1.26)%	9.41%	10.35%	(1.48)%	3.76%

Ratio of net expenses to average net assets	0.73%[5]	0.73%	0.73%	0.73%	0.73%	0.75%

Ratio of gross expenses to average net assets[6]	0.95%[5]	0.93%	1.06%	1.16%	0.99%	1.04%

Ratio of net investment income to average net assets[2]	1.57%[5]	1.32%	1.86%	2.43%	2.45%	2.19%

Portfolio turnover	38%[4]	86%	101%	71%	26%	39%

Net assets end of period (000’s) omitted	$11,392	$13,736	$15,794	$14,779	$12,884	$16,027

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017[7]

Net Asset Value, Beginning of Period	$10.65	$10.94	$10.19	$9.47	$9.85	$9.70

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.16	0.22	0.26	0.25	0.23

Net realized and unrealized gain (loss) on investments	(1.31)	(0.28)	0.75	0.73	(0.38)	0.16

Total income (loss) from investment operations	(1.22)	(0.12)	0.97	0.99	(0.13)	0.39

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.16)	(0.22)	(0.27)	(0.25)	(0.24)

Paid in capital	—	(0.01)	—	—	—	—

Total distributions to shareholders	(0.08)	(0.17)	(0.22)	(0.27)	(0.25)	(0.24)

Net Asset Value, End of Period	$9.35	$10.65	$10.94	$10.19	$9.47	$9.85

Total Return[2,3]	(11.45)%[4]	(1.07)%	9.57%	10.51%	(1.27)%	4.03%

Ratio of net expenses to average net assets	0.57%[5]	0.56%	0.55%	0.55%	0.54%	0.61%

Ratio of gross expenses to average net assets[6]	0.79%[5]	0.76%	0.88%	0.98%	0.80%	0.90%

Ratio of net investment income to average net assets[2]	1.73%[5]	1.49%	2.04%	2.62%	2.64%	2.32%

Portfolio turnover	38%[4]	86%	101%	71%	26%	39%

Net assets end of period (000’s) omitted	$28,551	$33,402	$27,800	$8,502	$5,967	$6,864

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class Z	(unaudited)	2021	2020	2019	2018	2017[7]

Net Asset Value, Beginning of Period	$10.65	$10.93	$10.18	$9.46	$9.84	$9.70

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.17	0.22	0.27	0.26	0.24

Net realized and unrealized gain (loss) on investments	(1.31)	(0.27)	0.75	0.72	(0.38)	0.15

Total income (loss) from investment operations	(1.22)	(0.10)	0.97	0.99	(0.12)	0.39

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.17)	(0.22)	(0.27)	(0.26)	(0.25)

Paid in capital	—	(0.01)	—	—	—	—

Total distributions to shareholders	(0.09)	(0.18)	(0.22)	(0.27)	(0.26)	(0.25)

Net Asset Value, End of Period	$9.34	$10.65	$10.93	$10.18	$9.46	$9.84

Total Return[2,3]	(11.50)%[4]	(0.92)%	9.65%	10.59%	(1.23)%	4.01%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.50%

Ratio of gross expenses to average net assets[6]	0.70%[5]	0.68%	0.81%	0.91%	0.74%	0.79%

Ratio of net investment income to average net assets[2]	1.82%[5]	1.57%	2.11%	2.72%	2.70%	2.43%

Portfolio turnover	38%[4]	86%	101%	71%	26%	39%

Net assets end of period (000’s) omitted	$11,805	$13,712	$11,552	$10,080	$15,254	$21,271

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$22.46	$22.23	$21.52	$20.04	$21.06	$19.05

Income (loss) from Investment Operations:

Net investment income[2,3]	0.31	0.53	0.51	0.57	0.69	0.75

Net realized and unrealized gain (loss) on investments	(2.63)	0.28	2.09	0.98	(1.57)	1.26

Total income (loss) from investment operations	(2.32)	0.81	2.60	1.55	(0.88)	2.01

Less Distributions to Shareholders from:

Net investment income	(0.33)	(0.53)	(0.48)	(0.07)	(0.14)	—

Net realized gain on investments	—	(0.05)	(1.41)	—	—	—

Total distributions to shareholders	(0.33)	(0.58)	(1.89)	(0.07)	(0.14)	—

Net Asset Value, End of Period	$19.81	$22.46	$22.23	$21.52	$20.04	$21.06

Total Return[3,4]	(10.39)%[5]	3.67%	12.16%	7.67%	(4.18)%	10.55%

Ratio of net expenses to average net assets	0.84%[6]	0.84%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.28%[6]	1.37%	1.70%	1.87%	1.52%	1.39%

Ratio of net investment income to average net assets[3]	2.93%[6]	2.36%	2.28%	2.70%	3.34%	3.71%

Portfolio turnover	21%[5]	97%	157%	52%	60%	55%

Net assets end of period (000’s) omitted	$6,655	$8,157	$10,302	$9,638	$10,365	$14,074

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	December 31,
	June 30, 2022
Class I	(unaudited)	2021[8]

Net Asset Value, Beginning of Period	$22.45	$22.27

Income (loss) from Investment Operations:

Net investment income[2,3]	0.33	0.46

Net realized and unrealized gain (loss) on investments	(2.63)	0.35

Total income (loss) from investment operations	(2.30)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.35)	(0.58)

Net realized gain on investments	—	(0.05)

Total distributions to shareholders	(0.35)	(0.63)

Net Asset Value, End of Period	$19.80	$22.45

Total Return[3,4]	(10.31)%[5]	3.68%[5]

Ratio of net expenses to average net assets	0.64%[6]	0.64%[6]

Ratio of gross expenses to average net assets[7]	1.08%[6]	1.17%[6]

Ratio of net investment income to average net assets[3]	3.13%[6]	2.56%[6]

Portfolio turnover	21%[5]	97%

Net assets end of period (000’s) omitted	$11,454	$13,166

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on March 15, 2021.

AMG GW&K Municipal Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$12.24	$12.45	$12.12	$11.48	$11.60	$11.25

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.13	0.15	0.19	0.17	0.15

Net realized and unrealized gain (loss) on investments	(1.20)	(0.11)	0.33	0.64	(0.11)	0.36

Total income (loss) from investment operations	(1.13)	0.02	0.48	0.83	0.06	0.51

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.13)	(0.15)	(0.19)	(0.18)	(0.15)

Net realized gain on investments	—	(0.10)	—	—	(0.00)[3]	(0.01)

Total distributions to shareholders	(0.07)	(0.23)	(0.15)	(0.19)	(0.18)	(0.16)

Net Asset Value, End of Period	$11.04	$12.24	$12.45	$12.12	$11.48	$11.60

Total Return[2,4]	(9.26)%[5]	0.10%	4.31%	7.29%	0.54%	4.58%

Ratio of net expenses to average net assets	0.72%[6]	0.71%	0.71%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[7]	0.78%[6]	0.76%	0.77%	0.78%	0.77%	0.78%

Ratio of net investment income to average net assets[2]	1.17%[6]	1.01%	1.25%	1.59%	1.53%	1.31%

Portfolio turnover	11%[5]	24%	17%	18%	35%	27%

Net assets end of period (000’s) omitted	$13,201	$17,112	$18,153	$18,711	$17,445	$29,513

AMG GW&K Municipal Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$12.31	$12.52	$12.18	$11.54	$11.66	$11.31

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.17	0.19	0.23	0.21	0.19

Net realized and unrealized gain (loss) on investments	(1.21)	(0.11)	0.34	0.64	(0.12)	0.36

Total income (loss) from investment operations	(1.12)	0.06	0.53	0.87	0.09	0.55

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.17)	(0.19)	(0.23)	(0.21)	(0.19)

Net realized gain on investments	—	(0.10)	—	—	(0.00)[3]	(0.01)

Total distributions to shareholders	(0.09)	(0.27)	(0.19)	(0.23)	(0.21)	(0.20)

Net Asset Value, End of Period	$11.10	$12.31	$12.52	$12.18	$11.54	$11.66

Total Return[2,4]	(9.14)%[5]	0.43%	4.70%	7.58%	0.87%	4.90%

Ratio of net expenses to average net assets	0.39%[6]	0.39%	0.39%	0.39%	0.39%	0.37%

Ratio of gross expenses to average net assets[7]	0.45%[6]	0.44%	0.45%	0.46%	0.45%	0.45%

Ratio of net investment income to average net assets[2]	1.50%[6]	1.33%	1.57%	1.91%	1.85%	1.64%

Portfolio turnover	11%[5]	24%	17%	18%	35%	27%

Net assets end of period (000’s) omitted	$1,071,422	$1,331,958	$1,287,667	$1,014,514	$940,553	$1,045,399

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.74	$10.69	$10.42	$9.69	$10.02	$9.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.20	0.23	0.26	0.27	0.26

Net realized and unrealized gain (loss) on investments	(1.90)	0.18	0.37	0.78	(0.33)	0.62

Total income (loss) from investment operations	(1.80)	0.38	0.60	1.04	(0.06)	0.88

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.19)	(0.21)	(0.25)	(0.15)	(0.26)

Net realized gain on investments	—	(0.14)	(0.12)	(0.06)	—	—

Paid in capital	—	—	—	—	(0.12)	—

Total distributions to shareholders	(0.09)	(0.33)	(0.33)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Period	$8.85	$10.74	$10.69	$10.42	$9.69	$10.02

Total Return[2,3]	(16.81)%[4]	3.59%	5.95%	10.92%	(0.55)%	9.51%

Ratio of net expenses to average net assets	0.99%[5]	0.99%	0.99%	0.99%	0.99%	1.01%

Ratio of gross expenses to average net assets[6]	1.06%[5]	1.05%	1.07%	1.08%	1.08%	1.11%

Ratio of net investment income to average net assets[2]	2.13%[5]	1.85%	2.17%	2.56%	2.79%	2.67%

Portfolio turnover	28%[4]	61%	81%	40%	89%	67%

Net assets end of period (000’s) omitted	$2,878	$14,923	$5,015	$5,722	$7,283	$8,828

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017[7]

Net Asset Value, Beginning of Period	$10.43	$10.40	$10.15	$9.45	$10.01	$9.40

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.23	0.25	0.29	0.31	0.30

Net realized and unrealized gain (loss) on investments	(1.84)	0.17	0.37	0.76	(0.32)	0.61

Total income (loss) from investment operations	(1.72)	0.40	0.62	1.05	(0.01)	0.91

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.23)	(0.25)	(0.29)	(0.31)	(0.30)

Net realized gain on investments	—	(0.14)	(0.12)	(0.06)	—	—

Paid in capital	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.12)	(0.37)	(0.37)	(0.35)	(0.55)	(0.30)

Net Asset Value, End of Period	$8.59	$10.43	$10.40	$10.15	$9.45	$10.01

Total Return[2,3]	(16.59)%[4]	3.94%	6.31%	11.28%	(0.07)%	9.79%

Ratio of net expenses to average net assets	0.64%[5]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[6]	0.71%[5]	0.70%	0.72%	0.73%	0.73%	0.74%

Ratio of net investment income to average net assets[2]	2.48%[5]	2.20%	2.52%	2.91%	3.14%	3.05%

Portfolio turnover	28%[4]	61%	81%	40%	89%	67%

Net assets end of period (000’s) omitted	$270,875	$369,473	$323,439	$273,228	$203,867	$226,638

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022

Class Z	(unaudited)	2021	2020	2019	2018	2017[8]

Net Asset Value, Beginning of Period	$10.43	$10.40	$10.15	$9.44	$10.01	$9.49

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.24	0.26	0.30	0.31	0.25

Net realized and unrealized gain (loss) on investments	(1.84)	0.17	0.37	0.76	(0.32)	0.52

Total income (loss) from investment operations	(1.72)	0.41	0.63	1.06	(0.01)	0.77

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.24)	(0.26)	(0.29)	(0.32)	(0.25)

Net realized gain on investments	—	(0.14)	(0.12)	(0.06)	—	—

Paid in capital	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.12)	(0.38)	(0.38)	(0.35)	(0.56)	(0.25)

Net Asset Value, End of Period	$8.59	$10.43	$10.40	$10.15	$9.44	$10.01

Total Return[2,3]	(16.57)%[4]	3.99%	6.37%	11.45%	(0.09)%	8.23%[4]

Ratio of net expenses to average net assets	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.59%[5]

Ratio of gross expenses to average net assets[6]	0.66%[5]	0.65%	0.67%	0.68%	0.68%	0.69%[5]

Ratio of net investment income to average net assets[2]	2.53%[5]	2.25%	2.57%	2.96%	3.19%	3.07%[5]

Portfolio turnover	28%[4]	61%	81%	40%	89%	67%
Net assets end of period (000’s) omitted	$112	$135	$130	$120	$108	$108

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Effective June 23, 2017, Class S shares were converted to Class I shares.

[8]	Commencement of operations was February 27, 2017.

Notes to Financial Statements (unaudited) June 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II and AMG Funds III are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG Funds II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and AMG Funds III: AMG GW&K ESG Bond Fund (“ESG Bond”) and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Municipal Enhanced and Enhanced Core Bond ESG offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Boards of Trustees of the Trusts. Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Boards. The Valuation Committee, which is comprised of the Independent Trustees of the Boards, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Boards to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Boards’ valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Boards will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the equalization utilized and net operating losses. Temporary differences are primarily due to wash sales loss deferrals and premium amortization on callable bonds.

At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$653,091,370	$1,776,448	$(72,126,330)	$(70,349,882)

Enhanced Core Bond ESG	57,511,399	425	(5,164,415)	(5,163,990)

High Income	21,642,947	55,699	(2,152,414)	(2,096,715)

Municipal Bond	1,212,797,121	1,777,405	(74,295,339)	(72,517,934)

Municipal Enhanced	308,219,170	1,028,175	(33,758,235)	(32,730,060)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2021, Enhanced Core Bond ESG had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Enhanced Core Bond ESG	$1,145,095	$1,383,565	$2,528,660

As of December 31, 2021, ESG Bond, High Income, Municipal Bond and Municipal Enhanced had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the year ending December 31, 2022, such amounts may be used to offset future realized capital gains, for an unlimited time period.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	241,551	$5,644,805	1,452,937	$38,053,195	78,816	$792,295	286,260	$3,068,578

Shares issued in reinvestment of distributions	139,714	3,201,668	2,051,404	51,918,933	8,099	78,774	17,561	187,784

Shares redeemed	(2,235,398)	(52,124,918)	(6,049,606)	(156,764,465)	(157,978)	(1,556,063)	(459,141)	(4,905,575)

Net decrease	(1,854,133)	$(43,278,445)	(2,545,265)	$(66,792,337)	(71,063)	$(684,994)	(155,320)	$(1,649,213)

Class I:

Shares sold	847,204	$19,536,416	3,132,524	$82,409,399	1,230,228	$11,968,193	1,729,710	$18,560,256

Shares issued in reinvestment of distributions	111,284	2,553,552	1,959,229	49,642,039	23,413	228,615	40,944	439,321

Shares redeemed	(3,314,960)	(76,599,495)	(11,383,287)	(293,819,048)	(1,334,178)	(13,542,784)	(1,177,158)	(12,618,347)

Net increase (decrease)	(2,356,472)	$(54,509,527)	(6,291,534)	$(161,767,610)	(80,537)	$(1,345,976)	593,496	$6,381,230

Class Z:

Shares sold	—	—	—	—	120,632	$1,229,807	442,744	$4,753,770

Shares issued in reinvestment of distributions	—	—	—	—	11,470	112,017	17,832	191,235

Shares redeemed	—	—	—	—	(156,427)	(1,536,584)	(229,602)	(2,465,708)

Net increase (decrease)	—	—	—	—	(24,325)	$(194,760)	230,974	$2,479,297

	High Income				Municipal Bond

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	10,626	$225,697	111,205	$2,494,229	318,601	$3,673,648	698,892	$8,650,727

Shares issued in reinvestment of distributions	5,269	110,929	9,973	224,451	7,028	79,653	23,744	292,232

Shares redeemed	(43,179)	(921,421)	(221,405)	(4,977,229)	(527,826)	(5,946,626)	(782,262)	(9,674,017)

Net decrease	(27,284)	$(584,795)	(100,227)	$(2,258,549)	(202,197)	$(2,193,325)	(59,626)	$(731,058)

Class I:[1]

Shares sold	56,569	$1,185,612	605,743	$13,584,553	38,054,676	$432,247,355	33,594,124	$418,621,329

Shares issued in reinvestment of distributions	9,732	204,694	13,885	312,124	616,493	7,030,156	1,809,529	22,408,701

Shares redeemed	(74,315)	(1,580,163)	(33,112)	(749,594)	(50,361,365)	(571,336,474)	(30,023,803)	(373,936,594)

Net increase (decrease)	(8,014)	$(189,857)	586,516	$13,147,083	(11,690,196)	$(132,058,963)	5,379,850	$67,093,436

Notes to Financial Statements (continued)

	Municipal Enhanced

	June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Shares sold	559,751	$5,297,427	3,442,311	$37,047,081

Shares issued in reinvestment of distributions	2,225	21,010	15,958	172,953

Shares redeemed	(1,626,715)	(16,232,212)	(2,537,721)	(27,497,613)

Net increase (decrease)	(1,064,739)	$(10,913,775)	920,548	$9,722,421

Class I:

Shares sold	4,935,551	$45,684,540	10,001,279	$105,402,142

Shares issued in reinvestment of distributions	218,605	2,017,436	631,256	6,610,515

Shares redeemed	(9,038,271)	(83,632,946)	(6,312,309)	(66,530,105)

Net increase (decrease)	(3,884,115)	$(35,930,970)	4,320,226	$45,482,552

Class Z:

Shares issued in reinvestment of distributions	168	$1,547	461	$4,817

Net increase	168	$1,547	461	$4,817

[1]	Commencement of operations was March 15, 2021 for Class I of High Income.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2022, the market value of Repurchase Agreements outstanding for ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond Fund and Municipal Enhanced Yield were $39,722,095, $3,133,691, $2,247,805, $28,400,000 and $6,450,000, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is

Notes to Financial Statements (continued)

closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund’s identify securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to the Boards approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K. Prior to March 19, 2021, ESG Bond’s investment portfolio was managed by Loomis, Sayles & Company, L.P.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2022, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%[1]

Enhanced Core Bond ESG	0.30%

High Income	0.39%

Municipal Bond

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

[1]	Prior to June 12, 2021, the annual rate for the investment management fees for ESG Bond was 0.26% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond, and Municipal Enhanced to the annual rate of 0.43%, 0.48%. 0.59%, 0.34%, and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to June 12, 2021, ESG Bond expense limitation was 0.46%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Boards, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Enhanced Core Bond ESG	High Income

Less than 1 year	$82,377	$149,252	$85,568

1-2 years	36,901	122,320	77,004

2-3 years	62,350	116,554	98,612

Total	$181,628	$388,126	$261,184

Expiration Period	Municipal Bond	Municipal Enhanced

Less than 1 year	$668,704	$233,459

1-2 years	702,073	239,669

2-3 years	719,839	230,876

Total	$2,090,616	$704,004

Notes to Financial Statements (continued)

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, Municipal Enhanced, and for Enhanced Core Bond ESG’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Enhanced Core Bond ESG

Class I	0.10%	0.09%

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Boards provide supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Boards and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Boards, and the Boards monitor the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2022, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

ESG Bond	$8,489,204	2	$1,111	2.388%

Enhanced Core Bond ESG	709,783	7	229	1.683%

Municipal Bond	7,587,361	16	6,483	1.949%

Municipal Enhanced	7,887,664	4	804	0.930%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Enhanced Core Bond ESG	$3,295,838	5	$427	0.945%

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$27,649,944	$131,704,040

Enhanced Core Bond ESG	8,583,499	12,456,031

High Income	3,985,431	4,765,747

Municipal Bond	134,929,579	188,509,387

Municipal Enhanced	92,362,767	139,406,117

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2022 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$61,370,903	$63,155,473

Enhanced Core Bond ESG	11,112,867	8,464,605

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$24,789,642	$17,122,095	$8,660,023	$25,782,118

Enhanced Core Bond ESG	1,543,220	1,133,691	465,254	1,598,945

High Income	2,054,787	1,697,805	444,903	2,142,708

The following table summarizes the securities received as collateral for securities lending at June 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.010%-4.750%	10/31/22-05/15/52

Enhanced Core Bond ESG	U.S. Treasury Obligations	0.010%-4.750%	10/31/22-05/15/52

High Income	U.S. Treasury Obligations	0.010%-4.625%	01/15/23-05/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Cantor Fitzgerald Securities, Inc.	$4,066,700	—	$4,066,700	$4,066,700	—

MUFG Securities America, Inc.	4,066,698	—	4,066,698	4,066,698	—

National Bank Financial	4,066,698	—	4,066,698	4,066,698	—

RBC Dominion Securities, Inc.	2,582,749	—	2,582,749	2,582,749	—

State of Wisconsin Investment Board	2,339,250	—	2,339,250	2,339,250	—

Fixed Income Clearing Corp.	22,600,000	—	22,600,000	22,600,000	—

Total	$39,722,095	—	$39,722,095	$39,722,095	—

Enhanced Core Bond ESG

Deutsche Bank Securities, Inc.	$133,691	—	$133,691	$133,691	—

National Bank Financial	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	2,000,000	—	2,000,000	2,000,000	—

Total	$3,133,691	—	$3,133,691	$3,133,691	—

High Income

National Bank Financial	$1,000,000	—	$1,000,000	$1,000,000	—

RBC Dominion Securities, Inc.	697,805	—	697,805	697,805	—

Fixed Income Clearing Corp.	550,000	—	550,000	550,000	—

Total	$2,247,805	—	$2,247,805	$2,247,805	—

Municipal Bond

Fixed Income Clearing Corp.	$28,400,000	—	$28,400,000	$28,400,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$6,450,000	—	$6,450,000	$6,450,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund: Approval of Investment Management and Subadvisory Agreements on June 22, 2022

At an in-person meeting held on June 22, 2022, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund and AMG GW&K High Income Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund other than AMG GW&K ESG Bond Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, below, above, and at, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark and the fact that Class I shares of the Fund outperformed the Peer Group median for the 5-year period. The Trustees concluded that the

Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2022 was below, below, below, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and its more recent underperformance relative to the Peer Group. The Trustees also noted that Class I shares of the Fund ranked in the top third relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, above, and below, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and its longer-term outperformance relative to the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year period and in the top third relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s investment strategy was changed in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, below, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, above, and below, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 22, 2022 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2022 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both lower than the average for the Peer Group. The

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs. Based on all of the above-mentioned factors and their related conclusions, with no single factor or	conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22, 2022, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063022 SAR088

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2022

AMG GW&K Small Cap Core Fund
Class N: GWETX	Class I: GWEIX	Class Z: GWEZX

AMG GW&K Small Cap Value Fund
Class N: SKSEX	Class I: SKSIX	Class Z: SKSZX

AMG GW&K Small/Mid Cap Fund
Class N: GWGVX	Class I: GWGIX	Class Z: GWGZX

AMG GW&K Global Allocation Fund
Class N: MBEAX	Class I: MBESX	Class Z: MBEYX

amgfunds.com	063022	SAR089

AMG Funds Semi-Annual Report — June 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Small Cap Core Fund	5

AMG GW&K Small Cap Value Fund	9

AMG GW&K Small/Mid Cap Fund	13

AMG GW&K Global Allocation Fund	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	23

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	25

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	26

Detail of changes in assets for the past two fiscal periods

Financial Highlights	28

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	40

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	49

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$791	$5.77

Class I	0.95%	$1,000	$792	$4.22

Class Z	0.90%	$1,000	$792	$4.00

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.51

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

AMG GW&K Small Cap Value Fund

Based on Actual Fund Return

Class N	1.15%	$1,000	$818	$5.18

Class I	0.95%	$1,000	$818	$4.28

Class Z	0.90%	$1,000	$819	$4.06

Based on Hypothetical 5% Annual Return

Class N	1.15%	$1,000	$1,019	$5.76

Class I	0.95%	$1,000	$1,020	$4.76

Class Z	0.90%	$1,000	$1,020	$4.51

AMG GW&K Small/Mid Cap Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$787	$4.74

Class I	0.87%	$1,000	$788	$3.86

Class Z	0.82%	$1,000	$788	$3.63

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.87%	$1,000	$1,020	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*
AMG GW&K Global Allocation Fund

Based on Actual Fund Return

Class N	1.06%	$1,000	$795	$4.72

Class I	0.91%	$1,000	$796	$4.05

Class Z	0.81%	$1,000	$796	$3.61

Based on Hypothetical 5% Annual Return

Class N	1.06%	$1,000	$1,020	$5.31

Class I	0.91%	$1,000	$1,020	$4.56

Class Z	0.81%	$1,000	$1,021	$4.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Small Cap Core Fund[2,3,4,5,6]

Class N	(20.95%)	(18.00%)	6.78%	10.41%	8.02%	12/10/96

Class I	(20.78%)	(17.69%)	7.15%	10.84%	12.33%	07/27/09

Class Z	(20.79%)	(17.66%)	7.20%	—	7.58%	02/24/17

Russell 2000® Index[18]	(23.43%)	(25.20%)	5.17%	9.35%	7.67%	12/10/96†

AMG GW&K Small Cap Value Fund[2,3,5,6,7,8,15]

Class N	(18.22%)	(11.42%)	4.55%	9.98%	10.99%	04/23/87

Class I	(18.17%)	(11.27%)	4.72%	—	4.58%	02/24/17

Class Z	(18.14%)	(11.19%)	4.80%	—	4.65%	02/24/17

Russell 2000® Value Index[19]	(17.31%)	(16.28%)	4.89%	9.05%	—	—

AMG GW&K Small/Mid Cap Fund2, [3,4,5,6,8,9]

Class N	(21.33%)	(14.45%)	9.23%	—	9.09%	02/24/17

Class I	(21.25%)	(14.25%)	9.40%	—	7.54%	06/30/15

Class Z	(21.22%)	(14.23%)	9.50%	—	9.36%	02/24/17

Russell 2500® Index[20]	(21.81%)	(21.00%)	7.04%	10.49%	7.16%	06/30/15†

AMG GW&K Global Allocation Fund[2,3,4,6,10,11,12,13,14,16,17]

Class N	(20.46%)	(21.24%)	3.51%	6.12%	6.99%	01/02/97

Class I	(20.42%)	(21.14%)	3.66%	—	6.13%	11/30/12

Class Z	(20.40%)	(21.04%)	3.77%	6.38%	7.34%	01/02/97

60% MSCI ACWI/40%
Bloomberg Global Aggregate Bond Index 21, [22]	(17.54%)	(15.28%)	4.27%	5.49%	—	—

MSCI ACWI Index [21]	(20.18%)	(15.75%)	7.00%	8.76%	—	—

Bloomberg Global Aggregate Bond Index[22]	(13.91%)	(15.25%)	(0.55%)	0.11%	—	—

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2022. All returns are in U.S. dollars ($).

[2]   From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[4]   The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]   The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]   The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[7]   Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]   The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[9]   The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

10  To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.

[11]  The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[12]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

3

Fund Performance Periods ended June 30, 2022 (continued)

[13]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[14]  The Fund’s investments may not be allocated in the best performing asset classes.

[15]  As of December 4, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Skyline Special Equities Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Skyline Asset Management, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[16]  As of April 17, 2020, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to April 17, 2020, the Fund was known as the AMG Chicago Equity Partners Balanced Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to April 17, 2020 reflects the performance and investment strategies of the Fund’s previous subadvisor, Chicago Equity Partners, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[17]  The Fund is subject to currency risk resulting from

fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[18]  The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[19]  The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[20]  The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[22]  The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited. All holdings and sector/region allocations are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	21.3

Financials	16.3

Industrials	15.0

Consumer Discretionary	12.1

Information Technology	11.8

Materials	5.0

Real Estate	4.8

Energy	4.5

Consumer Staples	3.5

Utilities	2.8

Short-Term Investments	3.8

Other Assets Less Liabilities	(0.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Halozyme Therapeutics, Inc.	2.1

Performance Food Group Co.	2.1

Magnolia Oil & Gas Corp., Class A	1.8

SPX Corp.	1.8

Matador Resources Co.	1.8

RBC Bearings, Inc.	1.8

Seacoast Banking Corp. of Florida	1.7

Ritchie Bros. Auctioneers, Inc. (Canada)	1.7

Avient Corp.	1.6

Texas Roadhouse, Inc.	1.6

Top Ten as a Group	18.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 97.1%

Consumer Discretionary - 12.1%

Boot Barn Holdings, Inc.*	71,573	$4,932,095

Churchill Downs, Inc.	47,889	9,172,180

Chuy’s Holdings, Inc.*	143,980	2,868,082

Five Below, Inc.*	32,905	3,732,414

Grand Canyon Education, Inc.*	106,519	10,033,025

Helen of Troy, Ltd.*	28,072	4,559,174

Lithia Motors, Inc., Class A	35,228	9,681,007

Oxford Industries, Inc.	90,567	8,036,916

Patrick Industries, Inc.	78,291	4,058,606

Revolve Group, Inc.*,1	76,441	1,980,586

Skyline Champion Corp.*	145,703	6,909,236

Texas Roadhouse, Inc.	146,277	10,707,476

Wolverine World Wide, Inc.	208,090	4,195,094

Total Consumer Discretionary		80,865,891

Consumer Staples - 3.5%

Central Garden & Pet Co., Class A*	230,052	9,204,380

Performance Food Group Co.*,1	302,057	13,888,581

Total Consumer Staples		23,092,961

Energy - 4.5%

ChampionX Corp.	142,301	2,824,675

Magnolia Oil & Gas Corp., Class A1	583,617	12,250,121

Matador Resources Co.	257,720	12,007,174

Patterson-UTI Energy, Inc.	199,650	3,146,484

Total Energy		30,228,454

Financials - 16.3%

Ameris Bancorp	250,219	10,053,799

AMERISAFE, Inc.	110,060	5,724,221

Cathay General Bancorp	244,915	9,588,422

Cohen & Steers, Inc.[1]	120,954	7,691,465

Glacier Bancorp, Inc.	156,809	7,435,883

Horace Mann Educators Corp.	212,751	8,165,383

Houlihan Lokey, Inc.	120,152	9,483,597

Independent Bank Corp.	91,774	7,289,609

OceanFirst Financial Corp.	372,374	7,123,515

Open Lending Corp., Class A*,1	117,332	1,200,306

Pacific Premier Bancorp, Inc.	277,043	8,100,737

Seacoast Banking Corp. of Florida	344,596	11,385,452

Stifel Financial Corp.	162,976	9,129,916

Veritex Holdings, Inc.	213,375	6,243,353

Total Financials		108,615,658

	Shares	Value

Health Care - 21.3%

Arcutis Biotherapeutics, Inc.*	109,178	$2,326,583

Artivion, Inc.*,1	277,872	5,246,223

AtriCure, Inc.*	153,249	6,261,754

Azenta, Inc.	106,794	7,699,848

Castle Biosciences, Inc.*	94,615	2,076,799

ChemoCentryx, Inc.*	283,404	7,022,751

Covetrus, Inc.*	344,529	7,148,977

CryoPort, Inc.*	151,716	4,700,162

Globus Medical, Inc., Class A*	177,169	9,946,268

Halozyme Therapeutics, Inc.*,1	317,960	13,990,240

HealthEquity, Inc.*	155,705	9,558,730

ICU Medical, Inc.*,1	35,346	5,810,529

Integra LifeSciences Holdings Corp.*	141,301	7,634,493

Intra-Cellular Therapies, Inc.*	103,415	5,902,928

Medpace Holdings, Inc.*,1	65,601	9,818,502

Phreesia, Inc.*	347,506	8,691,125

Progyny, Inc.*	175,990	5,112,510

Supernus Pharmaceuticals, Inc.*	352,846	10,204,306

Syneos Health, Inc.*	131,324	9,413,304

Veracyte, Inc.*	157,337	3,131,006

Total Health Care		141,697,038

Industrials - 15.0%

Alamo Group, Inc.	70,770	8,239,751

Allegiant Travel Co.*	54,496	6,162,953

Heartland Express, Inc.	178,628	2,484,716

Helios Technologies, Inc.	126,181	8,359,491

ICF International, Inc.	95,238	9,047,610

ITT, Inc.	71,650	4,817,746

Primoris Services Corp.	337,886	7,352,399

RBC Bearings, Inc.*	63,248	11,697,718

Ritchie Bros. Auctioneers, Inc. (Canada)	169,330	11,016,610

The Shyft Group, Inc.	227,236	4,224,317

SPX Corp.*	230,880	12,199,699

Terex Corp.	183,328	5,017,687

UFP Industries, Inc.	132,708	9,042,723

Total Industrials		99,663,420

Information Technology - 11.8%

Cerence, Inc.*,1	100,191	2,527,819

The Descartes Systems Group, Inc. (Canada)*	134,409	8,341,422

Endava PLC, ADR (United Kingdom)*	34,749	3,067,294

MACOM Technology Solutions Holdings, Inc.*	217,133	10,009,831

Novanta, Inc.*	78,090	9,469,974

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 11.8% (continued)

Paycor HCM, Inc.*,1	242,102	$6,294,652

Paylocity Holding Corp.*	43,512	7,589,363

Rapid7, Inc.*	124,561	8,320,675

Silicon Laboratories, Inc.*	60,536	8,488,358

Thoughtworks Holding, Inc.*,1	409,552	5,778,779

Viavi Solutions, Inc.*	653,625	8,647,459

Total Information Technology		78,535,626

Materials - 5.0%

Avient Corp.	268,430	10,758,674

Balchem Corp.	67,828	8,800,005

Minerals Technologies, Inc.	144,706	8,876,266

Silgan Holdings, Inc.	111,347	4,604,199

Total Materials		33,039,144

Real Estate - 4.8%

Agree Realty Corp., REIT	118,822	8,570,631

National Health Investors, Inc., REIT	101,210	6,134,338

Ryman Hospitality Properties, Inc., REIT *	115,403	8,774,090

STAG Industrial, Inc., REIT	276,103	8,526,061

Total Real Estate		32,005,120

Utilities - 2.8%

IDACORP, Inc.	76,501	8,102,986

NorthWestern Corp.[1]	175,899	10,365,728

Total Utilities		18,468,714

Total Common Stocks (Cost $567,285,033)		646,212,026
	Principal Amount
Short-Term Investments - 3.8%

Joint Repurchase Agreements - 0.9%[2]

Bank of America Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,518,458 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.500%, 01/20/24 - 06/20/52, totaling $1,548,761)	$1,518,393	1,518,393

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $319,328 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $325,701)	$319,315	$319,315

Daiwa Capital Markets America, dated 06/30/22, due 07/01/22, 1.550% total to be received $1,518,458 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/31/22 - 07/01/52, totaling $1,548,761)	1,518,393	1,518,393

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,518,460 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,548,762)	1,518,393	1,518,393

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,518,458 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $1,548,761)	1,518,393	1,518,393

Total Joint Repurchase Agreements		6,392,887

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp., dated 6/30/2022 due 7/01/2022, 1.35% total to be received $19,150,718 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $19,533,050)	19,150,000	19,150,000

Total Short-Term Investments (Cost $25,542,887)		25,542,887

Total Investments - 100.9%
(Cost $592,827,920)		671,754,913

Other Assets, less Liabilities - (0.9)%		(5,838,023)

Net Assets - 100.0%		$665,916,890

*	Non-income producing security.

[1]

Some of these securities, amounting to $38,111,959 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$646,212,026	—	—	$646,212,026

Short-Term Investments

Joint Repurchase Agreements	—	$6,392,887	—	6,392,887

Repurchase Agreements	—	19,150,000	—	19,150,000

Total Investments in Securities	$646,212,026	$25,542,887	—	$671,754,913

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small Cap Value Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	27.5

Industrials	14.4

Real Estate	10.8

Consumer Discretionary	10.1

Health Care	9.3

Energy	5.3

Information Technology	5.0

Utilities	4.3

Materials	4.2

Consumer Staples	3.2

Communication Services	2.7

Short-Term Investments	4.3

Other Assets Less Liabilities	(1.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Independence Realty Trust, Inc.	2.7

Selective Insurance Group, Inc.	2.3

Group 1 Automotive, Inc.	2.2

Walker & Dunlop, Inc.	2.1

Tenet Healthcare Corp.	2.1

First Interstate BancSystem, Inc., Class A	1.9

Central Garden & Pet Co.	1.9

Boot Barn Holdings, Inc.	1.9

CACI International, Inc., Class A	1.8

Atlantic Union Bankshares Corp.	1.8

Top Ten as a Group	20.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 96.8%

Communication Services - 2.7%

Gray Television, Inc.	284,546	$4,805,982

IMAX Corp. (Canada)*	172,600	2,915,214

Total Communication Services		7,721,196

Consumer Discretionary - 10.1%

Academy Sports & Outdoors, Inc.	74,800	2,658,392

Boot Barn Holdings, Inc.*	76,132	5,246,256

Callaway Golf Co.*	170,734	3,482,974

First Watch Restaurant Group, Inc.*	152,077	2,192,950

Group 1 Automotive, Inc.[1]	35,779	6,075,274

LCI Industries	23,375	2,615,195

Leslie’s, Inc.*	176,800	2,683,824

Noodles & Co.*	389,069	1,828,624

Signet Jewelers, Ltd.	29,475	1,575,734

Total Consumer Discretionary		28,359,223

Consumer Staples - 3.2%

BJ’s Wholesale Club Holdings, Inc.*	58,542	3,648,337

Central Garden & Pet Co.*	127,400	5,404,308

Total Consumer Staples		9,052,645

Energy - 5.3%

Earthstone Energy, Inc.*,1	215,698	2,944,278

Magnolia Oil & Gas Corp., Class A1	130,690	2,743,183

Matador Resources Co.[1]	74,436	3,467,973

ProPetro Holding Corp.*	293,269	2,932,690

Solaris Oilfield Infrastructure, Inc., Class A	241,715	2,629,859

Total Energy		14,717,983

Financials - 27.5%

Ameris Bancorp	122,201	4,910,036

Atlantic Union Bankshares Corp.	146,149	4,957,374

Cathay General Bancorp	94,247	3,689,770

City Holding Co.[1]	41,859	3,343,697

Community Bank System, Inc.	68,230	4,317,594

Enterprise Financial Services Corp.	81,120	3,366,480

Federal Agricultural Mortgage Corp., Class C	38,535	3,762,943

First Financial Bancorp[1]	153,074	2,969,636

First Interstate BancSystem, Inc., Class A	143,720	5,477,169

International Bancshares Corp.	94,063	3,770,045

James River Group Holdings, Ltd. (Bermuda)	62,677	1,553,136

OceanFirst Financial Corp.	228,858	4,378,054

Pacific Premier Bancorp, Inc.	154,409	4,514,919

Piper Sandler Cos.	38,372	4,349,850

PJT Partners, Inc., Class A	40,911	2,875,225

	Shares	Value

Selective Insurance Group, Inc.	73,260	$6,369,224

Stifel Financial Corp.	69,610	3,899,552

Walker & Dunlop, Inc.	61,115	5,887,819

WesBanco, Inc.	77,353	2,452,864

Total Financials		76,845,387

Health Care - 9.3%

Arcutis Biotherapeutics, Inc.*	191,182	4,074,089

Covetrus, Inc.*	184,484	3,828,043

Integer Holdings Corp.*	57,944	4,094,323

Ligand Pharmaceuticals, Inc.*	30,850	2,752,437

SeaSpine Holdings Corp.*	326,052	1,842,194

Supernus Pharmaceuticals, Inc.*	129,521	3,745,747

Tenet Healthcare Corp.*	110,693	5,818,024

Total Health Care		26,154,857

Industrials - 14.4%

Atkore, Inc.*	33,771	2,803,331

CACI International, Inc., Class A*	18,200	5,128,396

CBIZ, Inc.*	111,759	4,465,890

Columbus McKinnon Corp.	114,972	3,261,756

Comfort Systems USA, Inc.	34,488	2,867,677

Herc Holdings, Inc.	22,000	1,983,300

Hillenbrand, Inc.	75,591	3,096,207

ICF International, Inc.	50,823	4,828,185

Primoris Services Corp.	138,470	3,013,107

RBC Bearings, Inc.*	16,520	3,055,374

Terex Corp.	95,830	2,622,867

UFP Industries, Inc.	46,577	3,173,757

Total Industrials		40,299,847

Information Technology - 5.0%

American Software, Inc., Class A	240,628	3,888,548

Power Integrations, Inc.	52,150	3,911,772

Silicon Laboratories, Inc.*	20,452	2,867,779

Viavi Solutions, Inc.*	247,925	3,280,048

Total Information Technology		13,948,147

Materials - 4.2%

Minerals Technologies, Inc.	48,551	2,978,118

Orion Engineered Carbons, S.A. (Luxembourg)	234,496	3,641,723

Schnitzer Steel Industries, Inc., Class A	76,010	2,496,169

Worthington Industries, Inc.	61,053	2,692,437

Total Materials		11,808,447

Real Estate - 10.8%

Agree Realty Corp., REIT	55,550	4,006,821

Four Corners Property Trust, Inc., REIT	170,003	4,520,380

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 10.8% (continued)

Getty Realty Corp., REIT	140,277	$3,717,341

Independence Realty Trust, Inc., REIT	363,877	7,543,170

Lexington Realty Trust, REIT	196,434	2,109,701

STAG Industrial, Inc., REIT	106,570	3,290,882

Summit Hotel Properties, Inc., REIT *	253,375	1,842,036

Xenia Hotels & Resorts, Inc., REIT *	212,866	3,092,943

Total Real Estate		30,123,274

Utilities - 4.3%

IDACORP, Inc.	42,071	4,456,161

NorthWestern Corp.[1]	59,683	3,517,119

Southwest Gas Holdings, Inc.	45,779	3,986,435

Total Utilities		11,959,715

Total Common Stocks (Cost $260,072,564)		270,990,721

	Principal Amount

Short-Term Investments - 4.3%

Joint Repurchase Agreements - 1.2%[2]

Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $262,923 (collateralized by U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $268,170)	$262,912	262,912

MUFG Securities America, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,000,043 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 11/01/26 - 07/01/52, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,000,044 (collateralized by U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,020,001)	$1,000,000	$1,000,000

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,000,043 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,262,912

Repurchase Agreements - 3.1%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $8,750,328 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $8,925,053)	8,750,000	8,750,000

Total Short-Term Investments (Cost $12,012,912)		12,012,912

Total Investments - 101.1% (Cost $272,085,476)		283,003,633

Other Assets, less Liabilities - (1.1)%		(3,170,689)

Net Assets - 100.0%		$279,832,944

*	Non-income producing security.

[1]

Some of these securities, amounting to $14,963,170 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$270,990,721	—	—	$270,990,721

Short-Term Investments

Joint Repurchase Agreements	—	$3,262,912	—	3,262,912

Repurchase Agreements	—	8,750,000	—	8,750,000

Total Investments in Securities	$270,990,721	$12,012,912	—	$283,003,633

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Small/Mid Cap Fund
Fund Snapshots (unaudited)
June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Health Care	16.7

Industrials	16.2

Information Technology	14.1

Consumer Discretionary	13.1

Financials	11.4

Real Estate	6.7

Materials	5.8

Energy	4.5

Consumer Staples	4.5

Utilities	2.3

Short-Term Investments	2.6

Other Assets Less Liabilities	2.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Diamondback Energy, Inc.	2.6

BJ’s Wholesale Club Holdings, Inc.	2.2

Manhattan Associates, Inc.	1.8

RBC Bearings, Inc.	1.8

Catalent, Inc.	1.8

Western Alliance Bancorp.	1.7

Voya Financial, Inc.	1.7

Horizon Therapeutics PLC	1.7

Sun Communities, Inc.	1.7

Jazz Pharmaceuticals PLC (Ireland)	1.6

Top Ten as a Group	18.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 95.3%

Consumer Discretionary - 13.1%

Bright Horizons Family Solutions, Inc.*	44,059	$3,723,867

Burlington Stores, Inc.*	36,229	4,935,477

Carter’s, Inc.[1]	47,497	3,347,589

Cavco Industries, Inc.*	32,380	6,346,156

Dorman Products, Inc.*	70,689	7,755,290

Five Below, Inc.*	49,921	5,662,539

Gentherm, Inc.*	80,264	5,009,276

Grand Canyon Education, Inc.*	38,395	3,616,425

Krispy Kreme Inc.	173,615	2,361,164

Lithia Motors, Inc., Class A	31,858	8,754,897

Nordstrom, Inc.	145,484	3,074,077

Polaris, Inc.[1]	73,271	7,274,345

Texas Roadhouse, Inc.	95,161	6,965,785

Vail Resorts, Inc.	15,328	3,342,270

Total Consumer Discretionary		72,169,157

Consumer Staples - 4.5%

BJ’s Wholesale Club Holdings, Inc.*	198,311	12,358,741

Lancaster Colony Corp.	41,491	5,343,211

Performance Food Group Co.*	152,357	7,005,375

Total Consumer Staples		24,707,327

Energy - 4.5%

ChampionX Corp.	118,916	2,360,483

Diamondback Energy, Inc.	120,629	14,614,203

Magnolia Oil & Gas Corp., Class A	247,121	5,187,070

ProPetro Holding Corp.*	266,483	2,664,830

Total Energy		24,826,586

Financials - 11.4%

Artisan Partners Asset Management, Inc., Class A	63,669	2,264,706

Atlantic Union Bankshares Corp.	176,711	5,994,037

Glacier Bancorp, Inc.	94,710	4,491,148

Kinsale Capital Group, Inc.	37,192	8,540,771

Pinnacle Financial Partners, Inc.	118,551	8,572,423

Piper Sandler Cos.	56,211	6,372,079

Signature Bank	44,780	8,025,024

Voya Financial, Inc.[1]	156,822	9,335,613

Western Alliance Bancorp.	134,298	9,481,439

Total Financials		63,077,240

Health Care - 16.7%

Acadia Healthcare Co., Inc.*	111,072	7,511,799

Azenta, Inc.	54,766	3,948,629

Bio-Rad Laboratories, Inc., Class A*	10,992	5,441,040

	Shares	Value

Catalent, Inc.*	90,411	$9,700,196

Globus Medical, Inc., Class A*	86,771	4,871,324

Hologic, Inc.*	72,208	5,004,014

Horizon Therapeutics PLC*	116,816	9,317,244

Integer Holdings Corp.*	74,234	5,245,375

Jazz Pharmaceuticals PLC (Ireland)*	57,442	8,961,527

Molina Healthcare, Inc.*	23,152	6,473,531

Neurocrine Biosciences, Inc.*	89,734	8,747,270

STERIS PLC	30,333	6,253,148

Syneos Health, Inc.*	103,884	7,446,405

Vericel Corp.*,1	122,462	3,083,593

Total Health Care		92,005,095

Industrials - 16.2%

Booz Allen Hamilton Holding Corp.	88,383	7,986,288

Columbus McKinnon Corp.	137,603	3,903,797

Comfort Systems USA, Inc.	78,793	6,551,638

Exponent, Inc.	62,331	5,701,417

Federal Signal Corp.	171,496	6,105,258

Gates Industrial Corp. PLC*	651,767	7,045,601

Gibraltar Industries, Inc.*	98,030	3,798,662

Hexcel Corp.	106,345	5,562,907

Ingersoll Rand, Inc.	168,157	7,076,046

Nordson Corp.	42,283	8,559,770

RBC Bearings, Inc.*	52,882	9,780,526

Ritchie Bros. Auctioneers, Inc. (Canada)	103,814	6,754,139

Schneider National, Inc., Class B	157,149	3,516,995

The Toro Co.	93,416	7,079,999

Total Industrials		89,423,043

Information Technology - 14.1%

Cerence, Inc.*,1	92,690	2,338,569

Cognex Corp.	113,339	4,819,174

Entegris, Inc.	89,874	8,280,092

Gartner, Inc.*	31,339	7,578,710

Globant SA (Uruguay)*	31,595	5,497,530

HubSpot, Inc.*	14,185	4,264,720

Manhattan Associates, Inc.*	87,280	10,002,288

Paylocity Holding Corp.*	40,841	7,123,487

Power Integrations, Inc.	88,682	6,652,037

Rapid7, Inc.*	103,956	6,944,261

Silicon Laboratories, Inc.*	48,027	6,734,346

Zebra Technologies Corp., Class A*	24,478	7,195,308

Total Information Technology		77,430,522

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 5.8%

AptarGroup, Inc.	51,988	$5,365,682

Eagle Materials, Inc.	61,173	6,725,360

Element Solutions, Inc.	488,908	8,702,562

Quaker Chemical Corp.[1]	34,024	5,087,268

RPM International, Inc.	79,406	6,250,840

Total Materials		32,131,712

Real Estate - 6.7%

Agree Realty Corp., REIT	61,525	4,437,798

Easterly Government Properties, Inc., REIT	301,042	5,731,840

Hudson Pacific Properties, Inc., REIT	250,788	3,721,694

Physicians Realty Trust, REIT	322,082	5,620,331

PS Business Parks, Inc., Class A, REIT	25,235	4,722,730

Summit Hotel Properties, Inc., REIT *	447,118	3,250,548

Sun Communities, Inc., REIT	57,484	9,160,650

Total Real Estate		36,645,591

Utilities - 2.3%

IDACORP, Inc.	67,838	7,185,401

Portland General Electric Co.	114,099	5,514,405

Total Utilities		12,699,806

Total Common Stocks (Cost $521,875,404)		525,116,079

	Principal Amount	Value

Short-Term Investments - 2.6%

Joint Repurchase Agreements - 0.0%#,2

HSBC Securities USA, Inc., dated 06/30/22, due 07/01/22, 1.480% total to be received $1,990 (collateralized by various U.S. Treasuries, 0.000% - 6.500%, 11/15/23 - 08/15/51, totaling $2,030)	$1,990	$1,990

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $14,350,538 (collateralized by a U.S. Treasury, 2.25%, 08/15/46, totaling $14,637,002)	14,350,000	14,350,000

Total Short-Term Investments
(Cost $14,351,990)		14,351,990

Total Investments - 97.9%
(Cost $536,227,394)		539,468,069

Other Assets, less Liabilities - 2.1%		11,511,315

Net Assets - 100.0%		$550,979,384

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $23,840,157 or 4.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$525,116,079	—	—	$525,116,079

Short-Term Investments

Joint Repurchase Agreements	—	$1,990	—	1,990

Repurchase Agreements	—	14,350,000	—	14,350,000

Total Investments in Securities	$525,116,079	$14,351,990	—	$539,468,069

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	17.7

Information Technology	16.2

U.S. Government and Agency Obligations	15.7

Industrials	13.0

Health Care	11.4

Financials	11.1

Foreign Government Obligations	9.6

Communication Services	5.2

Energy	4.3

Utilities	3.0

Real Estate	2.8

Municipal Bonds	1.3

Short-Term Investments	7.0

Other Assets, Less Liabilities	(18.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

UnitedHealth Group, Inc.	4.3

Alphabet, Inc., Class A	3.0

AIA Group, Ltd. (Hong Kong)	2.9

STERIS PLC	2.9

Alibaba Group Holding, Ltd. (China)	2.8

American Tower Corp.	2.7

Yum China Holdings, Inc. (China)	2.6

NextEra Energy, Inc.	2.6

The Charles Schwab Corp.	2.6

Microsoft Corp.	2.5

Top Ten as a Group	28.9

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	42.5

Aaa/AAA	13.4

Aa/AA	17.0

A	2.8

Baa/BBB	15.8

Ba/BB	8.5

[1]	Includes market value of long-term fixed-income securities only.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 74.5%

Communication Services - 5.2%

Alphabet, Inc., Class A*	708	$1,542,916

Tencent Holdings, Ltd. (China)	24,800	1,122,576

Total Communication Services		2,665,492

Consumer Discretionary - 17.7%

Alibaba Group Holding, Ltd. (China)*	102,500	1,462,203

Amazon.com, Inc.*	9,610	1,020,678

Huazhu Group, Ltd., ADR (China)	31,190	1,188,339

JD.com, Inc., Class A (China)	1,280	41,245

LVMH Moet Hennessy Louis Vuitton SE (France)	1,421	870,900

MakeMyTrip, Ltd. (India)*	44,931	1,153,828

Moncler SpA (Italy)[1]	19,450	838,023

Trip.com Group, Ltd. (China)*	42,600	1,178,761

Yum China Holdings, Inc. (China)	27,700	1,358,996

Total Consumer Discretionary		9,112,973

Energy - 4.3%

Canadian Natural Resources, Ltd. (Canada)	18,700	1,004,878

Hess Corp.	11,290	1,196,063

Total Energy		2,200,941

Financials - 8.7%

AIA Group, Ltd. (Hong Kong)	135,100	1,476,179

The Charles Schwab Corp.	20,900	1,320,462

Goosehead Insurance, Inc., Class A1	12,125	553,749

HDFC Bank, Ltd., ADR (India)	20,110	1,105,246

Total Financials		4,455,636

Health Care - 11.4%

Avantor, Inc.*	40,670	1,264,837

IDEXX Laboratories, Inc.*	2,577	903,831

STERIS PLC	7,160	1,476,034

UnitedHealth Group, Inc.	4,281	2,198,850

Total Health Care		5,843,552

Industrials - 5.6%

Casella Waste Systems, Inc., Class A*	13,070	949,927

MISUMI Group, Inc. (Japan)	47,800	1,009,511

Union Pacific Corp.	4,420	942,698

Total Industrials		2,902,136

Information Technology - 16.2%

Adyen, N.V. (Netherlands)*,1,2	801	1,155,949

Black Knight, Inc.*	17,710	1,158,057

Halma PLC (United Kingdom)	40,762	1,000,794

Infineon Technologies AG (Germany)	47,530	1,156,192

Mastercard, Inc., Class A	3,720	1,173,586

	Shares	Value

Microsoft Corp.	4,990	$1,281,582

PayPal Holdings, Inc.*	7,035	491,324

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	11,010	900,068

Total Information Technology		8,317,552

Real Estate - 2.8%

American Tower Corp., REIT	5,535	1,414,691

Utilities - 2.6%

NextEra Energy, Inc.	17,120	1,326,115

Total Common Stocks
(Cost $34,183,852)		38,239,088

	Principal Amount

Corporate Bonds and Notes - 10.2%

Financials - 2.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$280,000	258,533

Aircastle, Ltd. (Bermuda) 5.250%, 08/11/25[2]	96,000	92,687

Bank of America Corp. MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,4]	60,000	53,883

Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[3,4,5]	115,000	95,450

First-Citizens Bank & Trust Co. 6.125%, 03/09/28[1]	93,000	96,903

Landwirtschaftliche Rentenbank, EMTN (Germany) 1.750%, 01/14/27[1]	220,000	206,818

MetLife, Inc. Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	198,000	176,310

SBA Communications Corp. 3.875%, 02/15/27	67,000	61,157

Sprint Capital Corp. 6.875%, 11/15/28	75,000	78,864

Truist Financial Corp. Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[1,3,4,5]	151,000	135,130

Total Financials		1,255,735

Industrials - 7.4%

AECOM 5.125%, 03/15/27	66,000	62,370

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[2]	200,000	178,828

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 7.4% (continued)

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	$117,000	$107,305

ArcelorMittal, S.A. (Luxembourg) 4.250%, 07/16/29[1]	94,000	89,238

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.250%, 09/01/28[1,2]	200,000	170,714

AT&T, Inc. 4.300%, 12/15/42	94,000	81,942

Ball Corp. 4.875%, 03/15/26	81,000	79,684

The Boeing Co. 5.805%, 05/01/50	62,000	56,945

Centene Corp. 2.500%, 03/01/31	51,000	40,482
3.375%, 02/15/30	59,000	50,035

CF Industries, Inc. 5.375%, 03/15/44	92,000	85,755

Cisco Systems, Inc. 5.500%, 01/15/40	68,000	74,161

Cogent Communications Group, Inc. 3.500%, 05/01/26[2]	78,000	71,760

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26[1]	64,000	59,040

CVS Health Corp. 5.125%, 07/20/45	83,000	79,947

Dell, Inc. 7.100%, 04/15/28[1]	85,000	92,440

Delta Air Lines, Inc. 7.375%, 01/15/26[1]	95,000	94,853

Ford Motor Co. 6.625%, 10/01/28	70,000	69,038

HB Fuller Co. 4.250%, 10/15/28	89,000	74,676

HCA, Inc. 3.500%, 09/01/30	79,000	67,206

KB Home 4.000%, 06/15/31[1]	63,000	48,589

Kraft Heinz Foods Co. 4.375%, 06/01/46	106,000	88,341

Lamar Media Corp. 3.750%, 02/15/28	84,000	74,569

MDC Holdings, Inc. 2.500%, 01/15/31	97,000	71,598

MEG Energy Corp. (Canada) 5.875%, 02/01/29[2]	82,000	74,896

Meritor, Inc. 6.250%, 06/01/25[2]	91,000	93,326

	Principal Amount	Value

Microsoft Corp. 2.525%, 06/01/50	$80,000	$58,922

Murphy Oil USA, Inc. 5.625%, 05/01/27	67,000	65,660

Nestle Holdings, Inc. 1.000%, 09/15/27[1,2]	275,000	240,739

Newell Brands, Inc. 4.450%, 04/01/26[6]	74,000	70,486

NuStar Logistics LP 5.750%, 10/01/25	100,000	93,500

Occidental Petroleum Corp. 5.500%, 12/01/25	109,000	107,365

Pernod Ricard International Finance LLC 1.250%, 04/01/28[2]	250,000	210,909

Silgan Holdings, Inc. 4.125%, 02/01/28	69,000	61,874

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	157,518

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	172,000	136,858

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26[1]	84,000	68,880

Travel + Leisure Co. 5.650%, 04/01/24[6]	71,000	69,758

United Rentals North America, Inc. 3.875%, 02/15/31[1]	71,000	59,895

Verizon Communications, Inc. 3.875%, 02/08/29	74,000	71,594

Walmart, Inc. 4.050%, 06/29/48	60,000	58,644

Western Digital Corp. 4.750%, 02/15/26	73,000	69,650

Yum! Brands, Inc. 3.625%, 03/15/31	73,000	61,320

Total Industrials		3,801,310

Utilities - 0.4%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	151,000	134,185

Northern States Power Co. 2.900%, 03/01/50	73,000	54,871

Total Utilities		189,056

Total Corporate Bonds and Notes
(Cost $6,085,882)		5,246,101

Municipal Bonds - 1.3%

California State General Obligation, School Improvements 7.550%, 04/01/39	110,000	149,213

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 1.3% (continued)

JobsOhio Beverage System Series B, 4.532%, 01/01/35	$195,000	$200,165

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	140,000	155,531

New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	175,000	183,315

Total Municipal Bonds
(Cost $789,984)		688,224

U.S. Government and Agency Obligations - 15.7%

Fannie Mae - 5.0%

FNMA 2.000%, 05/01/36	63,242	59,293
3.000%, 01/01/38	110,508	106,511
3.500%, 01/01/48	124,438	121,678
4.000%, 11/01/44 to 11/01/50	914,997	916,856
4.500%, 02/01/49 to 09/01/49	705,897	718,503
5.000%, 08/01/49 to 08/01/50	599,739	622,912
5.500%, 02/01/37	5,403	5,713

Total Fannie Mae		2,551,466

Freddie Mac - 1.1%

FHLMC Gold Pool 3.500%, 05/01/44	597,834	588,041

U.S. Treasury Obligations - 9.6%

U.S. Treasury Bonds 1.875%, 02/15/51	684,000	513,080
2.250%, 05/15/41	318,000	265,356
3.000%, 11/15/44	235,000	217,770
3.125%, 05/15/48	463,000	448,079
3.500%, 02/15/39	574,000	599,628
5.000%, 05/15/37	687,000	849,331

U.S. Treasury Notes 1.500%, 02/15/30	573,000	514,670
1.875%, 02/15/32	1,041,000	943,081
2.250%, 02/15/27	574,000	553,439

Total U.S. Treasury Obligations		4,904,434

Total U.S. Government and Agency Obligations
(Cost $9,135,613)		8,043,941

Foreign Government Obligations - 9.6%

African Development Bank (Côte d’Ivoire) Series GDIF 0.875%, 03/23/26	375,000	345,008

Agence Francaise de Developpement EPIC (France) 0.625%, 01/22/26	200,000	182,489

Asian Development Bank (Philippines) 1.750%, 09/19/29	225,000	203,693

BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	182,912

	Principal Amount	Value

China Government Bond (China) Series INBK 2.880%, 11/05/23[7]	$6,210,000	$936,688

European Investment Bank (Luxembourg) 0.625%, 10/21/27	192,000	168,353

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	167,338

Inter-American Development Bank 4.375%, 01/24/44	310,000	342,009

International Bank for Reconstruction & Development Series GDIF 3.125%, 11/20/25	360,000	360,037

International Finance Corp. 2.125%, 04/07/26	220,000	211,798

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	280,598

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	168,229

Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	183,123

The Korea Development Bank (South Korea) 0.500%, 10/27/23	299,000	288,287
1.375%, 04/25/27	200,000	180,224

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	273,353

Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	160,184

Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	181,000	162,133

Province of Quebec Canada (Canada) 1.350%, 05/28/30	163,000	138,330

Total Foreign Government Obligations
(Cost $5,390,267)		4,934,786

Short-Term Investments - 7.0%

Joint Repurchase Agreements - 4.4%[8]

Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $235,304 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $240,000)	235,294	235,294

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,000,044 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,020,001)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 4.4%[8] (continued)

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,000,043 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,235,294

Repurchase Agreements - 2.6%

Fixed Income Clearing Corp., dated 06/30/2022 due 07/01/2022, 1.35% total to be received $1,350,051 (collateralized by a U.S. Treasury, 0.375%, 07/15/27, totaling $1,377,050)	1,350,000	1,350,000

Total Short-Term Investments
(Cost $3,585,294)		3,585,294

Value

Total Investments - 118.3%
(Cost $59,170,892)	$60,737,434

Other Assets, less Liabilities - (18.3)%	(9,382,999)

Net Assets - 100.0%	$51,354,435

*	Non-income producing security.

[1]

Some of these securities, amounting to $2,728,331 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $3,261,297 or 6.4% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Principal amount stated in Chinese Yuan (CNY).

[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

CMT	Constant Maturity Treasury

EMTN	European Medium Term Note

EPIC	Établissement Public à caractère Industriel ou Commercial

FHLMC	Freddie Mac

FNMA	Fannie Mae

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$3,362,845	$5,750,128	—	$9,112,973

Information Technology	5,004,617	3,312,935	—	8,317,552

Health Care	5,843,552	—	—	5,843,552

Financials	2,979,457	1,476,179	—	4,455,636

Industrials	1,892,625	1,009,511	—	2,902,136

Communication Services	1,542,916	1,122,576	—	2,665,492

Energy	2,200,941	—	—	2,200,941

Real Estate	1,414,691	—	—	1,414,691

Utilities	1,326,115	—	—	1,326,115

Corporate Bonds and Notes†	—	5,246,101	—	5,246,101

Municipal Bonds†	—	688,224	—	688,224

U.S. Government and Agency Obligations†	—	8,043,941	—	8,043,941

Foreign Government Obligations†	—	4,934,786	—	4,934,786

Short-Term Investments

Joint Repurchase Agreements	—	2,235,294	—	2,235,294

Repurchase Agreements	—	1,350,000	—	1,350,000

Total Investments in Securities	$25,567,759	$35,169,675	—	$60,737,434

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Belgium	0.3

Bermuda	0.2

Canada	2.4

China	12.8

Côte d’Ivoire	0.6

Finland	0.3

France	1.8

Germany	2.4

Hong Kong	2.6

India	3.9

Ireland	0.4

Italy	1.5

Japan	2.3

Luxembourg	0.4

Netherlands	3.3

Norway	0.3

Philippines	0.6

South Korea	1.1

Taiwan	1.6

United Kingdom	2.0

United States	59.2

100.0

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities (unaudited)
June 30, 2022

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Global Allocation Fund

Assets:

Investments at value[1] (including securities on loan valued at $38,111,959, $14,963,170, $23,840,157, and $2,728,331, respectively)	$671,754,913	$283,003,633	$539,468,069	$60,737,434

Cash	982,835	441,893	756,327	32,485

Foreign currency[2]	—	—	—	652,637

Receivable for investments sold	—	974,068	13,573,094	1,137,190

Dividend and interest receivables	383,175	309,550	213,973	221,125

Securities lending income receivable	6,206	2,745	3,202	870

Receivable for Fund shares sold	168,993	25,312	7,425,495	2,783

Receivable from affiliate	—	8,324	1,917	8,842

Prepaid expenses and other assets	37,945	26,533	34,221	24,540

Total assets	673,334,067	284,792,058	561,476,298	62,817,906

Liabilities:

Payable upon return of securities loaned	6,392,887	3,262,912	1,990	2,235,294

Payable for investments purchased	221,822	1,272,737	9,901,396	—

Payable for Fund shares repurchased	239,011	127,936	174,051	9,124,647

Accrued expenses:

Investment advisory and management fees	392,439	170,724	282,797	38,534

Administrative fees	83,978	36,584	68,419	9,634

Distribution fees	1,752	—	11,211	5,557

Shareholder service fees	19,089	39,689	10,658	4,019

Other	66,199	48,532	46,392	45,786

Total liabilities	7,417,177	4,959,114	10,496,914	11,463,471

Net Assets	$665,916,890	$279,832,944	$550,979,384	$51,354,435

[1] Investments at cost	$592,827,920	$272,085,476	$536,227,394	$59,170,892

[2] Foreign currency at cost	—	—	—	$656,065

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Fund	AMG GW&K Global Allocation Fund

Net Assets Represent:

Paid-in capital	$584,615,025	$260,630,881	$528,727,705	$40,181,394

Total distributable earnings	81,301,865	19,202,063	22,251,679	11,173,041

Net Assets	$665,916,890	$279,832,944	$550,979,384	$51,354,435

Class N:

Net Assets	$8,278,393	$165,025,042	$52,533,727	$26,851,078

Shares outstanding	316,060	6,531,181	3,499,603	1,731,720

Net asset value, offering and redemption price per share	$26.19	$25.27	$15.01	$15.51

Class I:

Net Assets	$426,827,333	$86,953,142	$255,580,933	$22,345,983

Shares outstanding	15,840,019	3,441,668	16,948,578	1,422,971

Net asset value, offering and redemption price per share	$26.95	$25.26	$15.08	$15.70

Class Z:

Net Assets	$230,811,164	$27,854,760	$242,864,724	$2,157,374

Shares outstanding	8,556,816	1,106,272	16,075,065	137,186

Net asset value, offering and redemption price per share	$26.97	$25.18	$15.11	$15.73

The accompanying notes are an integral part of these financial statements.

24

Statement of Operations (unaudited) For the six months ended June 30, 2022

	AMG	AMG	AMG	AMG
	GW&K Small Cap	GW&K Small Cap	GW&K Small/Mid	GW&K Global
	Core Fund	Value Fund	Cap Fund	Allocation Fund

Investment Income:

Dividend income	$2,969,905	$2,750,071	$3,386,024	$378,724

Interest income	21,424	4,807	15,912	323,335

Securities lending income	25,037	11,677	17,288	4,301

Foreign withholding tax	(11,948)	(2,273)	(11,641)	(27,897)

Total investment income	3,004,418	2,764,282	3,407,583	678,463

Expenses:

Investment advisory and management fees	2,431,492	1,137,256	1,757,186	297,926

Administrative fees	521,034	243,698	425,126	74,481

Distribution fees - Class N	11,814	—	75,446	39,752

Shareholder servicing fees - Class N	7,088	241,541	—	—

Shareholder servicing fees - Class I	118,594	25,564	67,420	32,486

Professional fees	31,913	25,342	29,733	22,834

Registration fees	31,079	26,366	24,811	23,970

Custodian fees	30,516	20,275	23,637	17,392

Trustee fees and expenses	23,542	11,333	18,673	3,762

Transfer agent fees	11,897	13,950	12,462	4,424

Reports to shareholders	11,037	13,806	10,797	5,103

Interest expense	804	96	—	4,380

Miscellaneous	11,689	6,289	8,660	3,670

Repayment of prior reimbursements	22,005	—	14,991	—

Total expenses before offsets	3,264,504	1,765,516	2,468,942	530,180

Expense reimbursements	—	(36,128)	(2,056)	(51,361)

Expense reductions	(29,092)	(17,296)	(8,222)	—

Net expenses	3,235,412	1,712,092	2,458,664	478,819

Net investment income (loss)	(230,994)	1,052,190	948,919	199,644

Net Realized and Unrealized Loss:

Net realized gain on investments	6,199,136	5,680,537	12,089,474	5,456,304

Net realized loss on foreign currency transactions	—	—	—	(57,184)

Net change in unrealized appreciation/depreciation on investments	(170,771,378)	(71,262,698)	(149,077,279)	(30,694,412)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	(6,812)

Net realized and unrealized loss	(164,572,242)	(65,582,161)	(136,987,805)	(25,302,104)

Net decrease in net assets resulting from operations	$(164,803,236)	$(64,529,971)	$(136,038,886)	$(25,102,460)

The accompanying notes are an integral part of these financial statements.

25

Statements of Changes in Net Assets For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(230,994)	$(629,013)	$1,052,190	$1,232,848

Net realized gain on investments	6,199,136	49,419,834	5,680,537	38,956,174

Net change in unrealized appreciation/depreciation on investments	(170,771,378)	79,668,547	(71,262,698)	60,248,817

Net increase (decrease) in net assets resulting from operations	(164,803,236)	128,459,368	(64,529,971)	100,437,839

Distributions to Shareholders:

Class N	—	(949,945)	—	(28,587,718)

Class I	—	(46,514,091)	—	(12,015,888)

Class Z	—	(15,991,224)	—	(1,267,238)

Total distributions to shareholders	—	(63,455,260)	—	(41,870,844)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	73,265,118	87,562,396	(27,769,670)	(23,573,512)

Total increase (decrease) in net assets	(91,538,118)	152,566,504	(92,299,641)	34,993,483

Net Assets:

Beginning of period	757,455,008	604,888,504	372,132,585	337,139,102

End of period	$665,916,890	$757,455,008	$279,832,944	$372,132,585

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG GW&K Small/Mid Cap Fund		AMG GW&K Global Allocation Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$948,919	$(577,795)	$199,644	$(157,875)

Net realized gain on investments	12,089,474	32,735,934	5,399,120	8,621,655

Net change in unrealized appreciation/depreciation on investments	(149,077,279)	63,516,205	(30,701,224)	(4,403,764)

Net increase (decrease) in net assets resulting from operations	(136,038,886)	95,674,344	(25,102,460)	4,060,016

Distributions to Shareholders:

Class N	—	(3,691,812)	—	(999,921)

Class I	—	(14,552,343)	—	(2,220,592)

Class Z	—	(10,207,781)	—	(78,887)

Total distributions to shareholders	—	(28,451,936)	—	(3,299,400)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	123,706,925	225,319,643	(50,114,923)	(27,205,033)

Total increase (decrease) in net assets	(12,331,961)	292,542,051	(75,217,383)	(26,444,417)

Net Assets:

Beginning of period	563,311,345	270,769,294	126,571,818	153,016,235

End of period	$550,979,384	$563,311,345	$51,354,435	$126,571,818

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

27

AMG GW&K Small Cap Core Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$33.13	$29.97	$26.09	$21.03	$28.04	$24.57

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.06)	(0.15)	(0.03)	(0.04)	(0.04)	(0.06)[3]

Net realized and unrealized gain (loss) on investments	(6.88)	6.34	4.64	6.47	(3.95)	5.06

Total income (loss) from investment operations	(6.94)	6.19	4.61	6.43	(3.99)	5.00

Less Distributions to Shareholders from:

Net realized gain on investments	—	(3.03)	(0.73)	(1.37)	(3.02)	(1.53)

Net Asset Value, End of Period	$26.19	$33.13	$29.97	$26.09	$21.03	$28.04

Total Return[2,4]	(20.95)%[5]	21.01%	17.73%	30.66%	(14.08)%	20.32%

Ratio of net expenses to average net assets[6]	1.30%[7,8]	1.30%[8]	1.29%	1.29%	1.28%	1.32%

Ratio of gross expenses to average net assets[9]	1.30%[7,8]	1.30%[8]	1.30%	1.31%	1.28%	1.33%

Ratio of net investment loss to average net assets[2]	(0.43)%[7]	(0.45)%	(0.14)%	(0.15)%	(0.13)%	(0.21)%

Portfolio turnover	11%[5]	33%	37%	20%	25%	23%

Net assets end of period (000’s) omitted	$8,278	$11,278	$8,667	$10,239	$12,655	$24,989

28

AMG GW&K Small Cap Core Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017[10]

Net Asset Value, Beginning of Period	$34.02	$30.61	$26.57	$21.37	$28.42	$24.84

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.03)	0.05	0.05	0.06	0.07 [3]

Net realized and unrealized gain (loss) on investments	(7.06)	6.47	4.76	6.58	(4.03)	5.10

Total income (loss) from investment operations	(7.07)	6.44	4.81	6.63	(3.97)	5.17

Less Distributions to Shareholders from:

Net investment income	—	—	(0.04)	(0.06)	(0.06)	(0.06)

Net realized gain on investments	—	(3.03)	(0.73)	(1.37)	(3.02)	(1.53)

Total distributions to shareholders	—	(3.03)	(0.77)	(1.43)	(3.08)	(1.59)

Net Asset Value, End of Period	$26.95	$34.02	$30.61	$26.57	$21.37	$28.42

Total Return[2,4]	(20.78)%[5]	21.38%	18.16%	31.13%	(13.83)%	20.79%

Ratio of net expenses to average net assets[6]	0.95%[7,8]	0.95%[8]	0.94%	0.94%	0.95%	0.95%

Ratio of gross expenses to average net assets[9]	0.95%[7,8]	0.95%[8]	0.95%	0.96%	0.95%	0.96%

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[7]	(0.10)%	0.21%	0.20%	0.20%	0.24%

Portfolio turnover	11%[5]	33%	37%	20%	25%	23%

Net assets end of period (000’s) omitted	$426,827	$546,326	$470,373	$331,703	$311,252	$403,309

29

AMG GW&K Small Cap Core Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$34.05	$30.61	$26.57	$21.37	$28.42	$26.13

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[12]	(0.02)	0.07	0.06	0.07	0.14 [3]

Net realized and unrealized gain (loss) on investments	(7.08)	6.49	4.75	6.59	(4.03)	3.75

Total income (loss) from investment operations	(7.08)	6.47	4.82	6.65	(3.96)	3.89

Less Distributions to Shareholders from:

Net investment income	—	—	(0.05)	(0.08)	(0.07)	(0.07)

Net realized gain on investments	—	(3.03)	(0.73)	(1.37)	(3.02)	(1.53)

Total distributions to shareholders	—	(3.03)	(0.78)	(1.45)	(3.09)	(1.60)

Net Asset Value, End of Period	$26.97	$34.05	$30.61	$26.57	$21.37	$28.42

Total Return[2,4]	(20.79)%[5]	21.48%	18.21%	31.13%	(13.73)%	14.87%[5]

Ratio of net expenses to average net assets[6]	0.90%[7,8]	0.90%[8]	0.89%	0.89%	0.90%	0.90%[7]

Ratio of gross expenses to average net assets[9]	0.90%[7,8]	0.90%[8]	0.90%	0.91%	0.90%	0.91%[7]

Ratio of net investment income (loss) to average net assets[2]	(0.03)%[7]	(0.05)%	0.26%	0.25%	0.25%	0.56%[7]

Portfolio turnover	11%[5]	33%	37%	20%	25%	23%

Net assets end of period (000’s) omitted	$230,811	$199,851	$125,848	$110,020	$85,009	$108,047

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30,2022 and for the fiscal year ended December 31, 2021, 0.01% for the fiscal years ended 2020 and 2019, less than 0.01% for the fiscal year ended 2018 and the period ended December 31, 2017.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Effective June 23, 2017, Class S shares were converted to Class I shares.

[11]	Commencement of operations was on February 27, 2017.

[12]	Less than $(0.005) per share.

30

AMG GW&K Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$30.90	$26.71	$37.16	$30.93	$43.98	$43.30

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.08	0.09	0.08	0.07	(0.01)	(0.08)

Net realized and unrealized gain (loss) on investments	(5.71)	8.41	1.00	8.79	(8.40)	3.73

Total income (loss) from investment operations	(5.63)	8.50	1.08	8.86	(8.41)	3.65

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.08)	(0.09)	—	—

Net realized gain on investments	—	(4.23)	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(4.31)	(11.53)	(2.63)	(4.64)	(2.97)

Net Asset Value, End of Period	$25.27	$30.90	$26.71	$37.16	$30.93	$43.98

Total Return[3,4]	(18.22)%[5]	32.93%	3.29%	28.64%	(19.00)%	8.39%

Ratio of net expenses to average net assets	1.14%[6,7]	1.13%[7]	1.17%	1.17%	1.17%	1.25%

Ratio of gross expenses to average net assets[8]	1.17%[6,7]	1.17%	1.21%	1.20%	1.18%	1.27%

Ratio of net investment income (loss) to average net assets[3]	0.56%[6]	0.28%	0.28%	0.19%	(0.03)%	(0.18)%

Portfolio turnover	12%[5]	41%	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$165,025	$223,586	$243,655	$359,550	$425,540	$923,139

31

AMG GW&K Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$30.87	$26.79	$37.23	$31.05	$44.06	$43.64

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.15	0.14	0.13	0.06	0.02

Net realized and unrealized gain (loss) on investments	(5.72)	8.42	1.02	8.83	(8.43)	3.37

Total income (loss) from investment operations	(5.61)	8.57	1.16	8.96	(8.37)	3.39

Less Distributions to Shareholders from:

Net investment income	—	(0.26)	(0.15)	(0.24)	—	—

Net realized gain on investments	—	(4.23)	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(4.49)	(11.60)	(2.78)	(4.64)	(2.97)

Net Asset Value, End of Period	$25.26	$30.87	$26.79	$37.23	$31.05	$44.06

Total Return[3,4]	(18.17)%[5]	33.17%	3.50%	28.86%	(18.88)%	7.73%[5]

Ratio of net expenses to average net assets	0.94%[6,7]	0.93%[7]	0.99%	1.01%	1.01%	1.13%[6]

Ratio of gross expenses to average net assets[8]	0.97%[6,7]	0.97%	1.03%	1.04%	1.02%	1.15%[6]

Ratio of net investment income to average net assets[3]	0.76%[6]	0.48%	0.46%	0.35%	0.13%	0.06%[6]

Portfolio turnover	12%[5]	41%	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$86,953	$115,837	$83,003	$122,323	$306,757	$362,723

32

AMG GW&K Small Cap Value Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$30.76	$26.72	$37.16	$31.10	$44.08	$43.64

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.16	0.16	0.16	0.10	0.08

Net realized and unrealized gain (loss) on investments	(5.69)	8.41	1.02	8.84	(8.44)	3.33

Total income (loss) from investment operations	(5.58)	8.57	1.18	9.00	(8.34)	3.41

Less Distributions to Shareholders from:

Net investment income	—	(0.30)	(0.17)	(0.40)	—	—

Net realized gain on investments	—	(4.23)	(11.45)	(2.54)	(4.64)	(2.97)

Total distributions to shareholders	—	(4.53)	(11.62)	(2.94)	(4.64)	(2.97)

Net Asset Value, End of Period	$25.18	$30.76	$26.72	$37.16	$31.10	$44.08

Total Return[3,4]	(18.14)%[5]	33.27%	3.57%	28.94%	(18.80)%	7.78%[5]

Ratio of net expenses to average net assets	0.89%[6,7]	0.88%[7]	0.92%	0.92%	0.92%	0.98%[6]

Ratio of gross expenses to average net assets[8]	0.92%[6,7]	0.92%	0.96%	0.95%	0.93%	1.00%[6]

Ratio of net investment income to average net assets[3]	0.81%[6]	0.53%	0.53%	0.44%	0.22%	0.21%[6]

Portfolio turnover	12%[5]	41%	115%	20%	24%	33%

Net assets end of period (000’s) omitted	$27,855	$32,710	$10,481	$11,815	$16,969	$9,929

[1]	Effective February 27, 2017, Class S was renamed Class N.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended 30 June, 2022 and 0.02% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Commencement of operations was on February 27, 2017.

33

AMG GW&K Small/Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$19.08	$16.04	$13.03	$9.99	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.01	(0.06)	(0.01)	0.00 [4]	(0.01)	0.01 [5]

Net realized and unrealized gain (loss) on investments	(4.08)	4.14	3.02	3.07	(0.91)	0.94

Total income (loss) from investment operations	(4.07)	4.08	3.01	3.07	(0.92)	0.95

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.01)	—	—

Net realized gain on investments	—	(1.04)	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(1.04)	—	(0.03)	(0.24)	(0.15)

Net Asset Value, End of Period	$15.01	$19.08	$16.04	$13.03	$9.99	$11.15

Total Return[3,6]	(21.33)%[7]	25.63%	23.10%	30.64%	(8.25)%	9.17%[7]

Ratio of net expenses to average net assets[8]	1.06%[9,10]	1.06%	1.10%	1.09%	1.09%	1.10%[9]

Ratio of gross expenses to average net assets[11]	1.07%[9,10]	1.08%	1.13%	1.14%	1.16%	1.71%[9]

Ratio of net investment income (loss) to average net assets[3]	0.14%[9]	(0.32)%	(0.07)%	0.02%	(0.09)%	0.12%[9]

Portfolio turnover	9%[7]	19%	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$52,534	$70,736	$224	$172	$89	$11

34

AMG GW&K Small/Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.15	$16.06	$13.04	$9.99	$11.15	$9.80

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.03	(0.02)	0.01	0.02	0.01	0.03 [5]

Net realized and unrealized gain (loss) on investments	(4.10)	4.15	3.03	3.07	(0.92)	1.48

Total income (loss) from investment operations	(4.07)	4.13	3.04	3.09	(0.91)	1.51

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	(0.02)	(0.01)	(0.01)

Net realized gain on investments	—	(1.04)	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(1.04)	(0.02)	(0.04)	(0.25)	(0.16)

Net Asset Value, End of Period	$15.08	$19.15	$16.06	$13.04	$9.99	$11.15

Total Return[3,6]	(21.25)%[7]	25.91%	23.31%	30.86%	(8.15)%	15.44%

Ratio of net expenses to average net assets[8]	0.86%[9,10]	0.86%	0.92%	0.94%	0.94%	0.94%

Ratio of gross expenses to average net assets[11]	0.87%[9,10]	0.88%	0.95%	0.99%	1.01%	1.62%

Ratio of net investment income (loss) to average net assets[3]	0.34%[9]	(0.12)%	0.11%	0.17%	0.06%	0.26%

Portfolio turnover	9%[7]	19%	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$255,581	$293,614	$165,840	$102,784	$54,376	$24,266

35

AMG GW&K Small/Mid Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$19.18	$16.07	$13.05	$10.00	$11.15	$10.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.03	(0.01)	0.02	0.03	0.02	0.03 [5]

Net realized and unrealized gain (loss) on investments	(4.10)	4.16	3.03	3.07	(0.91)	0.94

Total income (loss) from investment operations	(4.07)	4.15	3.05	3.10	(0.89)	0.97

Less Distributions to Shareholders from:

Net investment income	—	—	(0.03)	(0.03)	(0.02)	(0.02)

Net realized gain on investments	—	(1.04)	—	(0.02)	(0.24)	(0.15)

Total distributions to shareholders	—	(1.04)	(0.03)	(0.05)	(0.26)	(0.17)

Net Asset Value, End of Period	$15.11	$19.18	$16.07	$13.05	$10.00	$11.15

Total Return[3,6]	(21.22)%[7]	26.02%	23.37%	30.94%	(7.98)%	9.34%[7]

Ratio of net expenses to average net assets[8]	0.81%[9,10]	0.81%	0.83%	0.84%	0.84%	0.85%[9]

Ratio of gross expenses to average net assets[11]	0.82%[9,10]	0.83%	0.86%	0.89%	0.91%	1.46%[9]

Ratio of net investment income (loss) to average net assets[3]	0.39%[9]	(0.07)%	0.19%	0.27%	0.16%	0.37%[9]

Portfolio turnover	9%[7]	19%	29%	18%	53%	38%

Net assets end of period (000’s) omitted	$242,865	$198,961	$104,705	$95,884	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $0.005 per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30 2022 and for the fiscal year ended 2021, 2020, 2019, 2018, and less than 0.01% for the fiscal year ended 2017.

[9]	Annualized.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

36

AMG GW&K Global Allocation Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.50	$19.50	$17.04	$15.45	$17.03	$15.45

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	(0.04)	0.10	0.25	0.18	0.10

Net realized and unrealized gain (loss) on investments	(4.02)	0.51	2.93	2.35	(0.67)	2.30

Total income (loss) from investment operations	(3.99)	0.47	3.03	2.60	(0.49)	2.40

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[3]	(0.09)	(0.27)	(0.16)	(0.11)

Net realized gain on investments	—	(0.47)	(0.48)	(0.74)	(0.93)	(0.71)

Paid in capital	—	—	(0.00)[3]	—	—	—

Total distributions to shareholders	—	(0.47)	(0.57)	(1.01)	(1.09)	(0.82)

Net Asset Value, End of Period	$15.51	$19.50	$19.50	$17.04	$15.45	$17.03

Total Return[2,4]	(20.46)%[5]	2.44%	18.92%	16.96%	(2.89)%	15.54%

Ratio of net expenses to average net assets[6]	1.06%[7]	1.06%	1.07%	1.08%	1.08%	1.09%

Ratio of gross expenses to average net assets[8]	1.16%[7]	1.10%	1.19%	1.16%	1.15%	1.14%

Ratio of net investment income (loss) to average net assets[2]	0.30%[7]	(0.21)%	0.60%	1.51%	1.02%	0.63%

Portfolio turnover	14%[5]	36%	156%	123%	80%	75%

Net assets end of period (000’s) omitted	$26,851	$41,939	$51,415	$69,774	$75,271	$74,315

37

AMG GW&K Global Allocation Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.75	$19.71	$17.22	$15.60	$17.19	$15.59

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	(0.01)	0.13	0.28	0.21	0.13

Net realized and unrealized gain (loss) on investments	(4.09)	0.53	2.95	2.38	(0.68)	2.31

Total income (loss) from investment operations	(4.05)	0.52	3.08	2.66	(0.47)	2.44

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	(0.11)	(0.30)	(0.19)	(0.13)

Net realized gain on investments	—	(0.47)	(0.48)	(0.74)	(0.93)	(0.71)

Paid in capital	—	—	(0.00)[3]	—	—	—

Total distributions to shareholders	—	(0.48)	(0.59)	(1.04)	(1.12)	(0.84)

Net Asset Value, End of Period	$15.70	$19.75	$19.71	$17.22	$15.60	$17.19

Total Return[2,4]	(20.42)%[5]	2.60%	19.08%	17.17%	(2.77)%	15.71%

Ratio of net expenses to average net assets[6]	0.91%[7]	0.91%	0.92%	0.93%	0.92%	0.94%

Ratio of gross expenses to average net assets[8]	1.01%[7]	0.95%	1.04%	1.01%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets[2]	0.45%[7]	(0.06)%	0.75%	1.66%	1.18%	0.78%

Portfolio turnover	14%[5]	36%	156%	123%	80%	75%

Net assets end of period (000’s) omitted	$22,346	$81,515	$97,869	$173,575	$166,554	$114,913

38

AMG GW&K Global Allocation Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$19.76	$19.71	$17.21	$15.60	$17.19	$15.58

Income (loss) from Investment Operations:

Net investment income[1,2]	0.05	0.01	0.14	0.30	0.22	0.15

Net realized and unrealized gain (loss) on investments	(4.08)	0.52	2.97	2.37	(0.67)	2.32

Total income (loss) from investment operations	(4.03)	0.53	3.11	2.67	(0.45)	2.47

Less Distributions to Shareholders from:

Net investment income	–	(0.01)	(0.13)	(0.32)	(0.21)	(0.15)

Net realized gain on investments	–	(0.47)	(0.48)	(0.74)	(0.93)	(0.71)

Paid in capital	–	–	(0.00)[3]	–	–	–

Total distributions to shareholders	–	(0.48)	(0.61)	(1.06)	(1.14)	(0.86)

Net Asset Value, End of Period	$15.73	$19.76	$19.71	$17.21	$15.60	$17.19

Total Return[2,4]	(20.40)%[5]	2.73%	19.28%	17.21%	(2.68)%	15.90%

Ratio of net expenses to average net assets[6]	0.81%[7]	0.81%	0.82%	0.83%	0.83%	0.84%

Ratio of gross expenses to average net assets[8]	0.91%[7]	0.85%	0.94%	0.91%	0.90%	0.89%

Ratio of net investment income to average net assets[2]	0.55%[7]	0.04%	0.85%	1.76%	1.27%	0.88%

Portfolio turnover	14%[5]	36%	156%	123%	80%	75%

Net assets end of period (000’s) omitted	$2,157	$3,118	$3,733	$8,358	$8,429	$7,060

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018 and less than 0.01% for the fiscal year ended 2017.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

39

Notes to Financial Statements (unaudited) June 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value (“Small Cap Value”) and GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Boards of Trustees of the Trusts (the “Boards”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Boards. The Valuation Committee, which is comprised of the Independent Trustees of the Boards, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Boards to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Boards’ valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Boards will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Boards have adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions

40

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core, Small Cap Value and Small/Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2022, the impact on the expenses and expense ratios were as follows: Small Cap Core $29,092or less than 0.01%, Small Cap Value $17,296 or 0.01% and Small/Mid Cap $8,222 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to adjustments related to mergers and net operating losses. Temporary differences are primarily due to the deferral of late year losses and wash sale loss deferrals.

At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$592,827,920	$118,966,245	$(40,039,252)	$78,926,993

Small Cap Value	272,085,476	32,086,211	(21,168,054)	10,918,157

Small/Mid Cap	536,227,394	50,663,629	(47,422,954)	3,240,675

Global Allocation	59,170,892	6,864,816	(5,298,364)	1,566,452

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

41

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITALSTOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021, the capital stock transactions by class for the Funds were as follows:

		Small Cap Core				Small Cap Value

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	19,640	$574,462	84,169	$2,934,323	237,039	$6,806,513	646,059	$20,089,418

Shares issued in reinvestment of distributions	—	—	29,602	949,062	—	—	964,248	28,375,377

Proceeds from sale of shares issued in connection with merger[1]	—	—	—	—	—	—	186,108	5,493,756

Shares redeemed	(44,023)	(1,306,134)	(62,485)	(2,150,775)	(941,032)	(26,651,208)	(3,681,845)	(115,582,183)

Net increase (decrease)	(24,383)	$(731,672)	51,286	$1,732,610	(703,993)	$(19,844,695)	(1,885,430)	$(61,623,632)

Class I:

Shares sold	2,622,778	$78,920,167	2,645,735	$91,738,088	99,436	$2,864,218	341,959	$10,607,900

Shares issued in reinvestment of distributions	—	—	1,277,694	42,061,693	—	—	396,269	11,704,153

Proceeds from sale of shares issued in connection with merger[1]	—	—	—	—	—	—	1,824,176	53,997,408

Shares redeemed	(2,840,688)	(85,527,070)	(3,234,127)	(111,529,391)	(410,332)	(11,562,813)	(1,908,490)	(57,882,036)

Net increase (decrease)	(217,910)	$(6,606,903)	689,302	$22,270,390	(310,896)	$(8,698,595)	653,914	$18,427,425

Class Z:

Shares sold	3,282,171	$97,956,179	3,719,320	$134,331,474	204,665	$5,482,012	139,820	$4,232,314

Shares issued in reinvestment of distributions	—	—	441,716	14,554,549	—	—	42,709	1,267,237

Proceeds from sale of shares issued in connection with merger[1]	—	—	—	—	—	—	914,333	26,987,694

Shares redeemed	(594,870)	(17,352,486)	(2,402,803)	(85,326,627)	(161,934)	(4,708,392)	(425,526)	(12,864,550)

Net increase	2,687,301	$80,603,693	1,758,233	$63,559,396	42,731	$773,620	671,336	$19,622,695

42

Notes to Financial Statements (continued)

		Small/Mid Cap				Global Allocation

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	24,135	$394,841	77,253	$1,461,251	115,391	$1,929,746	294,575	$5,879,209

Shares issued in reinvestment of distributions	—	—	188,828	3,512,206	—	—	47,121	910,836

Proceeds from sale of shares issued in connection with merger[1]	—	—	3,848,331	66,278,653	—	—	—	—

Shares redeemed	(230,976)	(3,862,474)	(421,926)	(7,905,351)	(533,837)	(9,229,797)	(828,499)	(16,567,833)

Net increase (decrease)	(206,841)	$(3,467,633)	3,692,486	$63,346,759	(418,446)	$(7,300,051)	(486,803)	$(9,777,788)

Class I:

Shares sold	2,930,957	$49,076,729	4,826,923	$88,859,351	55,379	$968,924	551,511	$11,042,654

Shares issued in reinvestment of distributions	—	—	738,929	13,795,804	—	—	31,565	617,691

Proceeds from sale of shares issued in connection with merger[1]	—	—	792,895	13,678,626	—	—	—	—

Shares redeemed	(1,312,549)	(21,688,202)	(1,355,973)	(25,571,871)	(2,760,514)	(43,437,949)	(1,420,191)	(28,442,920)

Net increase (decrease)	1,618,408	$27,388,527	5,002,774	$90,761,910	(2,705,135)	$(42,469,025)	(837,115)	$(16,782,575)

Class Z:

Shares sold	6,625,513	$115,718,801	3,681,463	$68,683,820	2,749	$46,297	11,662	$233,192

Shares issued in reinvestment of distributions	—	—	516,351	9,655,772	—	—	3,937	77,077

Proceeds from sale of shares issued in connection with merger[1]	—	—	780,901	13,486,545	—	—	—	—

Shares redeemed	(922,627)	(15,932,770)	(1,120,356)	(20,615,163)	(23,387)	(392,144)	(47,183)	(954,939)

Net increase (decrease)	5,702,886	$99,786,031	3,858,359	$71,210,974	(20,638)	$(345,847)	(31,584)	$(644,670)

1 See Note 8 of the Notes to Financial Statements.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2022, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value, Small/Mid Cap and Global Allocation were $6,392,887, $3,262,912, $1,990 and $2,235,294, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

43

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

Global Allocation may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

During the six months ended June 30, 2022, Global Allocation did not invest in TBA commitment transactions.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

Global Allocation may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2022, Global Allocation did not enter into securities transactions on a delayed delivery or when issued basis.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2022, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap	0.62%

Global Allocation	0.60%

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value, Small/Mid Cap and Global Allocation to the annual rate of 0.90%, 0.90%, 0.82% and 0.81%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

44

Notes to Financial Statements (continued)

At June 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value	Small/Mid Cap	Global Allocation

Less than 1 year	—	$158,806	$65,954	$226,789

1-2 years	—	109,155	21,000	127,078

2-3 years	$3,404	53,216	43,340	80,552

Total	$3,404	$321,177	$130,294	$434,419

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap and Global Allocation’s Class I shares, the Boards have approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Small/Mid Cap

Class I	0.05%	0.05%

Global Allocation

Class I	0.10%	0.10%

The Boards provide supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Boards and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Boards, and the Boards monitor the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2022, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Global Allocation	$748,899	2	$49	1.193%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap Core	$7,887,664	4	$804	0.930%

Small Cap Value	1,875,692	2	96	0.935%

Global Allocation	8,080,297	9	4,380	2.199%

45

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$134,593,744	$73,388,152

Small Cap Value	38,951,627	70,802,778

Small/Mid Cap	172,833,123	52,200,154

Global Allocation	9,728,226	52,007,128

Global Allocation purchases and sales of U.S. Government Obligations for the six months ended June 30, 2022 were $3,592,540 and $5,737,719, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$38,111,959	$6,392,887	$33,351,294	$39,744,181

Small Cap Value	14,963,170	3,262,912	12,561,551	15,824,463

Small/Mid Cap	23,840,157	1,990	24,725,722	24,727,712

Global Allocation	2,728,331	2,235,294	629,631	2,864,925

The following table summarizes the securities received as collateral for securities lending at June 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.000%-7.500%	07/14/22-05/15/52

Small Cap Value	U.S. Treasury Obligations	0.000%-7.500%	07/14/22-11/15/51

Small/Mid Cap	U.S. Treasury Obligations	0.000%-7.500%	07/14/22-05/15/52

Global Allocation	U.S. Treasury Obligations	0.010%-4.750%	10/31/22-05/15/52

5. FOREIGN SECURITIES

Global Allocation invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

46

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

Bank of America Securities, Inc.	$1,518,393	—	$1,518,393	$1,518,393	—

Citigroup Global Markets, Inc.	319,315	—	319,315	319,315	—

Daiwa Capital Markets America	1,518,393	—	1,518,393	1,518,393	—

National Bank Financial	1,518,393	—	1,518,393	1,518,393	—

RBC Dominion Securities, Inc.	1,518,393	—	1,518,393	1,518,393	—

Fixed Income Clearing Corp.	19,150,000	—	19,150,000	19,150,000	—

Total	$25,542,887	—	$25,542,887	$25,542,887	—

Small Cap Value

Citigroup Global Markets, Inc.	$262,912	—	$262,912	$262,912	—

MUFG Securities America, Inc.	1,000,000	—	1,000,000	1,000,000	—

National Bank Financial	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	8,750,000	—	8,750,000	8,750,000	—

Total	$12,012,912	—	$12,012,912	$12,012,912	—

Small/Mid Cap

HSBC Securities USA, Inc.	$1,990	—	$1,990	$1,990	—

Fixed Income Clearing Corp.	14,350,000	—	14,350,000	14,350,000	—

Total	$14,351,990	—	$14,351,990	$14,351,990	—

Global Allocation

Citigroup Global Markets, Inc.	$235,294	—	$235,294	$235,294	—

National Bank Financial	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	1,350,000	—	1,350,000	1,350,000	—

Total	$3,585,294	—	$3,585,294	$3,585,294	—

8. FUND MERGER

On March 8, 2021, Small/Mid Cap acquired all the net assets of AMG GW&K Mid Cap Fund (“Mid Cap”), a series of AMG Funds IV, based on the respective valuations as of the close of business on March 5, 2021, pursuant to a Plan of Reorganization approved by the Board of Mid Cap on October 8, 2021.

The acquisition was accomplished by a tax-free exchange of 3,848,331 Class N shares of Small/Mid Cap at a net asset value of $17.22 per share for 2,667,192 Class N shares of Mid Cap; 792,895 Class I shares of Small/Mid Cap at a net asset value of $17.25 per share for 519,987 Class I shares of Mid Cap; and 780,901 Class Z shares of Small/Mid Cap at a net asset value of $17.27 per share for 474,356 Class Z shares of Mid Cap.

The net assets of Small/Mid Cap and Mid Cap immediately before the acquisition were $311,921,414 and $93,443,824, respectively, including unrealized appreciation of $16,703,006 for Mid Cap. Immediately after the acquisition, the combined net assets of Small/Mid Cap amounted to $405,365,238. For financial reporting purposes, assets received and shares issued by Small/Mid Cap were recorded at fair value; however, the cost basis of the investments received from Mid Cap was

47

Notes to Financial Statements (continued)

carried forward to align ongoing reporting of Small/Mid Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

On August 9, 2021, Small Cap Value acquired all the net assets of AMG GW&K Small Cap Value Fund II (“Small Cap Value II”), a series of AMG Funds IV, based on the respective valuations as of the close of business on August 6, 2021, pursuant to a Plan of Reorganization approved by the Board of Small Cap Value II on March 17-18, 2021.

The acquisition was accomplished by a tax-free exchange of 186,108 Class N shares of Small Cap Value at a net asset value of $29.52 per share for 399,433 Class N shares of Small Cap Value II; 1,824,176 Class I shares of Small Cap Value at a net asset value of $29.60 per share for 3,846,984 Class I shares of Small Cap Value II; and 914,333 Class Z shares of Small Cap Value at a net asset value of $29.52 per share for 1,924,341 Class Z shares of Small Cap Value II.

The net assets of Small Cap Value and Small Cap Value II immediately before the acquisition were $299,058,407 and $86,478,858, respectively, including unrealized appreciation of $7,179,547 for Small Cap Value II. Immediately after the acquisition, the combined net assets of Small Cap Value amounted to $385,537,265. For financial reporting purposes, assets received and shares issued by Small Cap Value were recorded at fair value; however, the cost basis of the investments received from Small Cap Value II was carried forward to align ongoing reporting of Small Cap Value’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming these reorganizations had been completed on January 1, 2021, the Funds’ results of operations for the fiscal year ended December 31, 2021 would have been as follows:

	Small/Mid Cap	Small Cap Value

Net Investment Income	$(381,491)	$1,325,967

Realized and Unrealized Gain on Investments	121,546,008	140,200,795

Net Increase to Net Assets from Operations	$121,164,517	$141,526,762

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Small/Mid Cap and Small Cap Value that have been included in their statements of operations for the fiscal year ended December 31, 2021.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

48

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Fund, and AMG GW&K Global Allocation Fund: Approval of Investment Management and Subadvisory Agreements on June 22, 2022

At an in-person meeting held on June 22, 2022, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Global Allocation Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Fund, and AMG GW&K Global Allocation Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the

49

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 3-year period and the top quartile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, below, and above, respectively, the median performance of the Peer Group and above, above, below, and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance of its benchmark and recent underperformance of its Peer Group. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2022 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2022 was below, above, above, and above, respectively, the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year and 5-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, below, below, and above, respectively, the median performance of the Peer Group and below, below, below, and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 22, 2022 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based

50

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees also took into account management’s discussion of the Fund’s expenses, including the fact that the total expenses of Class I shares of the Fund as of March 31, 2022 were lower than the median of the Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22, 2022, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

51

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

52

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INVESTMENT MANAGER AND ADMINISTRATOR AMG Funds LLC 680 Washington Blvd., Suite 500 Stamford, CT 06901 800.548.4539

DISTRIBUTOR AMG Distributors, Inc. 680 Washington Blvd., Suite 500 Stamford, CT 06901 800.548.4539

SUBADVISER GW&K Investment Management, LLC 222 Berkeley St. Boston, MA 02116

CUSTODIAN The Bank of New York Mellon Mutual Funds Custody 6023 Airport Road Oriskany, NY 13424

LEGAL COUNSEL Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT BNY Mellon Investment Servicing (US) Inc. Attn: AMG Funds 4400 Computer Drive Westborough, MA 01581 800.548.4539

TRUSTEES Bruce B. Bingham Kurt A. Keilhacker Steven J. Paggioli Eric Rakowski Victoria L. Sassine Thomas R. Schneeweis Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS AMG GW&K Global Allocation GW&K Investment Management, LLC

EQUITY FUNDS AMG Beutel Goodman International Equity Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific AMG Veritas China AMG Veritas Global Focus AMG Veritas Global Real Return Veritas Asset Management LLP

AMG Yacktman AMG Yacktman Focused AMG Yacktman Global AMG Yacktman Special Opportunities Yacktman Asset Management LP

FIXED INCOME FUNDS AMG Beutel Goodman Core Plus Bond Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG AMG GW&K Enhanced Core Bond ESG AMG GW&K ESG Bond AMG GW&K High Income AMG GW&K Municipal Bond AMG GW&K Municipal Enhanced Yield GW&K Investment Management, LLC

amgfunds.com |	063022 SAR089

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2022

AMG Renaissance Large Cap Growth Fund
Class N: MRLTX	Class I: MRLSX	Class Z: MRLIX

amgfunds.com	063022	SAR024

AMG Funds Semi-Annual Report — June 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$780	$4.41

Class I	0.76%	$1,000	$781	$3.36

Class Z	0.66%	$1,000	$781	$2.91

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.01

Class I	0.76%	$1,000	$1,021	$3.81

Class Z	0.66%	$1,000	$1,022	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2022

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Renaissance Large Cap Growth Fund[2,3,4,5,6]

Class N	(22.05%)	(10.88%)	11.85%	13.48%

Class I	(21.95%)	(10.66%)	12.13%	13.82%

Class Z	(21.90%)	(10.52%)	12.24%	13.96%

Russell 1000® Growth Index[7]	(28.07%)	(18.77%)	14.29%	14.80%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]  Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[5]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]  The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	36.8

Health Care	19.2

Industrials	12.2

Consumer Discretionary	10.3

Communication Services	5.9

Financials	5.3

Consumer Staples	3.2

Energy	1.8

Materials	1.6

Real Estate	1.5

Short-Term Investments	2.0

Other Assets Less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	%of Net Assets

Apple, Inc.	3.5

Microsoft Corp.	3.0

Alphabet, Inc., Class A	2.8

Vertex Pharmaceuticals, Inc.	2.1

Lockheed Martin Corp.	2.0

Thermo Fisher Scientific, Inc.	2.0

UnitedHealth Group, Inc.	1.9

Motorola Solutions, Inc.	1.9

Arch Capital Group, Ltd. (Bermuda)	1.9

Waste Management, Inc.	1.9

Top Ten as a Group	23.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 97.8%

Communication Services - 5.9%

Alphabet, Inc., Class A*	1,112	$2,423,337

Electronic Arts, Inc.	10,697	1,301,290

Meta Platforms, Inc., Class A*	8,720	1,406,100

Total Communication Services		5,130,727

Consumer Discretionary - 10.3%

Amazon.com, Inc.*	14,440	1,533,673

Dollar General Corp.	6,462	1,586,033

The Home Depot, Inc.	4,931	1,352,425

Lowe’s Cos., Inc.	7,802	1,362,775

O’Reilly Automotive, Inc.*	2,393	1,511,802

Ulta Beauty, Inc.*	4,091	1,576,999

Total Consumer Discretionary		8,923,707

Consumer Staples - 3.2%

Altria Group, Inc.	30,051	1,255,230

The Procter & Gamble Co.	10,529	1,513,965

Total Consumer Staples		2,769,195

Energy - 1.8%

EOG Resources, Inc.	14,035	1,550,025

Financials - 5.3%

Arch Capital Group, Ltd. (Bermuda)*	36,746	1,671,576

Raymond James Financial, Inc.	16,286	1,456,131

S&P Global, Inc.	4,410	1,486,435

Total Financials		4,614,142

Health Care - 19.2%

Abbott Laboratories	13,997	1,520,774

AmerisourceBergen Corp.	10,813	1,529,823

Danaher Corp.	6,345	1,608,584

HCA Healthcare, Inc.	6,962	1,170,034

Horizon Therapeutics PLC*	16,368	1,305,512

Johnson & Johnson	9,072	1,610,371

PerkinElmer, Inc.	9,670	1,375,267

Thermo Fisher Scientific, Inc.	3,149	1,710,789

UnitedHealth Group, Inc.	3,274	1,681,625

Vertex Pharmaceuticals, Inc.*	6,280	1,769,641

Zoetis, Inc.	8,512	1,463,128

Total Health Care		16,745,548

Industrials - 12.2%

3M Co.	8,988	1,163,137

Cintas Corp.	4,168	1,556,873

Illinois Tool Works, Inc.	7,506	1,367,969

Lockheed Martin Corp.	4,097	1,761,546

	Shares	Value

Union Pacific Corp.	7,128	$1,520,260

Waste Management, Inc.	10,875	1,663,657

WW Grainger, Inc.	3,439	1,562,785

Total Industrials		10,596,227

Information Technology - 36.8%

Accenture PLC, Class A (Ireland)	4,888	1,357,153

Adobe, Inc.*	2,869	1,050,226

Akamai Technologies, Inc.*	16,192	1,478,815

Amphenol Corp., Class A	23,643	1,522,136

Apple, Inc.	22,032	3,012,215

Broadcom, Inc.	2,957	1,436,540

Cadence Design Systems, Inc.*	10,354	1,553,411

CDW Corp.	9,904	1,560,474

Fortinet, Inc.*	28,425	1,608,287

Genpact, Ltd.	37,908	1,605,783

KLA Corp.	4,568	1,457,558

Lam Research Corp.	2,845	1,212,397

Mastercard, Inc., Class A	4,782	1,508,625

Microsoft Corp.	10,141	2,604,513

Motorola Solutions, Inc.	8,000	1,676,800

PTC, Inc.*	14,293	1,519,918

Roper Technologies, Inc.	3,730	1,472,045

ServiceNow, Inc.*	2,920	1,388,518

Texas Instruments, Inc.	9,716	1,492,863

Visa, Inc., Class A1	7,752	1,526,291

Total Information Technology		32,044,568

Materials - 1.6%

Martin Marietta Materials, Inc.	4,772	1,427,973

Real Estate - 1.5%

CBRE Group, Inc., Class A*	17,618	1,296,861

Total Common Stocks (Cost $60,636,103)		85,098,973
Short-Term Investments - 2.0%

Other Investment Companies - 2.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[2]	1,132,452	1,132,452

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[2]	583,384	583,384

Total Short-Term Investments (Cost $1,715,836)		1,715,836

Total Investments - 99.8% (Cost $62,351,939)		86,814,809

Other Assets, less Liabilities - 0.2%		186,358

Net Assets - 100.0%		$87,001,167

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

This security, amounting to $1,510,934 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$85,098,973	—	—	$85,098,973

Short-Term Investments

Other Investment Companies	1,715,836	—	—	1,715,836

Total Investments in Securities	$86,814,809	—	—	$86,814,809

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited) June 30, 2022

AMG Renaissance Large Cap Growth Fund
Assets:

Investments at value[1] (including securities on loan valued at $1,510,934)	$86,814,809

Receivable for investments sold	1,696,212

Dividend and interest receivables	61,411

Securities lending income receivable	152

Receivable for Fund shares sold	22,528

Receivable from affiliate	11,165

Prepaid expenses and other assets	25,706

Total assets	88,631,983

Liabilities:

Payable for investments purchased	1,503,099

Payable for Fund shares repurchased	21,589

Accrued expenses:

Investment advisory and management fees	38,157

Administrative fees	11,006

Distribution fees	12,013

Shareholder service fees	5,473

Other	39,479

Total liabilities	1,630,816

Net Assets	$87,001,167

[1] Investments at cost	$62,351,939

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund
Net Assets Represent:

Paid-in capital	$57,694,126

Total distributable earnings	29,307,041

Net Assets	$87,001,167

Class N:

Net Assets	$56,567,199

Shares outstanding	3,941,063

Net asset value, offering and redemption price per share	$14.35

Class I:

Net Assets	$14,543,062

Shares outstanding	999,931

Net asset value, offering and redemption price per share	$14.54

Class Z:

Net Assets	$15,890,906

Shares outstanding	1,111,612

Net asset value, offering and redemption price per share	$14.30

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2022

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$562,932

Securities lending income	885

Total investment income	563,817

Expenses:

Investment advisory and management fees	248,033

Administrative fees	72,444

Distribution fees - Class N	82,605

Shareholder servicing fees - Class N	28,416

Shareholder servicing fees - Class I	6,052

Professional fees	17,380

Registration fees	17,060

Custodian fees	10,418

Transfer agent fees	7,668

Reports to shareholders	7,662

Trustee fees and expenses	3,374

Miscellaneous	2,690

Total expenses before offsets	503,802

Expense reimbursements	(67,964)

Expense reductions	(648)

Net expenses	435,190

Net investment income	128,627

Net Realized and Unrealized Loss:

Net realized gain on investments	2,161,972

Net change in unrealized appreciation/depreciation on investments	(26,981,527)

Net realized and unrealized loss	(24,819,555)

Net decrease in net assets resulting from operations	$(24,690,928)

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG Renaissance Large Cap
	Growth Fund

	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$128,627	$93,306

Net realized gain on investments	2,161,972	10,257,941

Net change in unrealized appreciation/depreciation on investments	(26,981,527)	16,697,774

Net increase (decrease) in net assets resulting from operations	(24,690,928)	27,049,021

Distributions to Shareholders:

Class N	—	(5,932,775)

Class I	—	(939,739)

Class Z	—	(1,617,440)

Total distributions to shareholders	—	(8,489,954)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(1,118,045)	81,815

Total increase (decrease) in net assets	(25,808,973)	18,640,882

Net Assets:

Beginning of period	112,810,140	94,169,258

End of period	$87,001,167	$112,810,140

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.41	$15.31	$13.01	$10.48	$14.03	$11.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.00 [3,4]	0.01	0.06	0.06	0.08

Net realized and unrealized gain (loss) on investments	(4.07)	4.57	3.04	3.61	(1.09)	2.54

Total income (loss) from investment operations	(4.06)	4.57	3.05	3.67	(1.03)	2.62

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[3]	(0.02)	(0.08)	(0.07)	(0.07)

Net realized gain on investments	—	(1.47)	(0.73)	(1.06)	(2.45)	(0.38)

Total distributions to shareholders	—	(1.47)	(0.75)	(1.14)	(2.52)	(0.45)

Net Asset Value, End of Period	$14.35	$18.41	$15.31	$13.01	$10.48	$14.03

Total Return[2,5]	(22.05)%[6]	30.02%	23.54%	35.16%	(7.23)%	22.03%

Ratio of net expenses to average net assets[7]	1.00%[8]	1.00%	1.00%	1.00%[9]	1.00%	1.02%

Ratio of gross expenses to average net assets[10]	1.14%[8]	1.13%	1.19%	1.17%	1.12%	1.16%

Ratio of net investment income to average net assets[2]	0.17%[8]	0.00%[11]	0.10%	0.48%	0.45%	0.59%

Portfolio turnover	14%[6]	18%	28%	40%	38%	33%

Net assets end of period (000’s) omitted	$56,567	$79,490	$67,688	$63,900	$54,595	$70,781

11

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.63	$15.48	$13.14	$10.58	$14.17	$11.94

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.04 [4]	0.05	0.09	0.10	0.11

Net realized and unrealized gain (loss) on investments	(4.12)	4.62	3.07	3.64	(1.11)	2.58

Total income (loss) from investment operations	(4.09)	4.66	3.12	3.73	(1.01)	2.69

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.05)	(0.11)	(0.13)	(0.08)

Net realized gain on investments	—	(1.47)	(0.73)	(1.06)	(2.45)	(0.38)

Total distributions to shareholders	—	(1.51)	(0.78)	(1.17)	(2.58)	(0.46)

Net Asset Value, End of Period	$14.54	$18.63	$15.48	$13.14	$10.58	$14.17

Total Return[2,5]	(21.95)%[6]	30.30%	23.90%	35.42%	(7.00)%	22.46%

Ratio of net expenses to average net assets[7]	0.76%[8]	0.75%	0.75%	0.75%[9]	0.74%	0.76%

Ratio of gross expenses to average net assets[10]	0.90%[8]	0.88%	0.94%	0.92%	0.86%	0.90%

Ratio of net investment income to average net assets[2]	0.41%[8]	0.25%	0.35%	0.73%	0.71%	0.85%

Portfolio turnover	14%[6]	18%	28%	40%	38%	33%

Net assets end of period (000’s) omitted	$14,543	$12,599	$9,414	$8,410	$11,247	$13,635

12

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$18.31	$15.22	$12.94	$10.43	$14.00	$11.81

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.06 [4]	0.06	0.10	0.11	0.13

Net realized and unrealized gain (loss) on investments	(4.05)	4.56	3.01	3.60	(1.09)	2.53

Total income (loss) from investment operations	(4.01)	4.62	3.07	3.70	(0.98)	2.66

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.06)	(0.13)	(0.14)	(0.09)

Net realized gain on investments	—	(1.47)	(0.73)	(1.06)	(2.45)	(0.38)

Total distributions to shareholders	—	(1.53)	(0.79)	(1.19)	(2.59)	(0.47)

Net Asset Value, End of Period	$14.30	$18.31	$15.22	$12.94	$10.43	$14.00

Total Return[2,5]	(21.90)%[6]	30.54%	23.90%	35.58%	(6.88)%	22.50%

Ratio of net expenses to average net assets[7]	0.66%[8]	0.66%	0.66%	0.66%[9]	0.66%	0.65%

Ratio of gross expenses to average net assets[10]	0.80%[8]	0.79%	0.85%	0.83%	0.78%	0.79%

Ratio of net investment income to average net assets[2]	0.51%[8]	0.34%	0.44%	0.82%	0.79%	0.96%

Portfolio turnover	14%[6]	18%	28%	40%	38%	33%

Net assets end of period (000’s) omitted	$15,891	$20,721	$17,068	$20,372	$39,149	$100,840

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2022 and for the fiscal years ended December 31, 2021 and 2020, respectively, 0.01% for the fiscal years ended 2019 and 2018, and less than 0.01% for the fiscal year ended 2017.

[8]	Annualized.

[9]	Includes interest expense of 0.01% of average net assets.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than 0.005%.

13

Notes to Financial Statements (unaudited) June 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Stocks in the information technology sector comprise a significant portion of the Fund’s portfolio at June 30, 2022. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Fund and thus Fund performance.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

14

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2022, the impact on the expenses and expense ratios was $648 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are primarily due to wash sale loss deferrals.

At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$62,351,939	$27,043,312	$(2,580,442)	$24,462,870

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2021, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

15

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021, the capital stock transactions by class for the Fund were as follows:

	June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount

Class N:
Shares sold	25,058	$399,112	109,927	$1,898,528

Shares issued in reinvestment of distributions	—	—	285,234	5,162,738

Shares redeemed	(401,851)	(6,543,201)	(498,953)	(8,443,388)

Net decrease	(376,793)	$(6,144,089)	(103,792)	$(1,382,122)

Class I:
Shares sold	403,318	$6,534,888	119,211	$1,986,733

Shares issued in reinvestment of distributions	—	—	51,218	937,805

Shares redeemed	(79,576)	(1,299,476)	(102,506)	(1,728,236)

Net increase	323,742	$5,235,412	67,923	$1,196,302

Class Z:
Shares sold	76,077	$1,347,657	70,562	$1,224,341

Shares issued in reinvestment of distributions	—	—	85,595	1,539,857

Shares redeemed	(96,434)	(1,557,025)	(145,277)	(2,496,563)

Net increase (decrease)	(20,357)	$(209,368)	10,880	$267,635

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2022, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2022, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

16

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At June 30, 2022, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$161,076

1-2 years	152,483

2-3 years	125,520

Total	$439,079

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2022, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.09%

Class I	0.15%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2022, the Fund had no interfund loans outstanding.

The Fund did not utilize the interfund loan program during the six months ended June 30, 2022.

17

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2022, were $13,515,912 and $14,757,195, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,510,934	—	$1,561,599	$1,561,599

The following table summarizes the securities received as collateral for securities lending at June 30, 2022:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.500%	07/14/22-11/15/51

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2022, the Fund had no repurchase agreements outstanding.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 22, 2022, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the

Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services;

and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2022 was above, above, below, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to its Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period and the top half of its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 22, 2022 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 22, 2022, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

21

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

625 Eden Park Drive, Suite 1200

Cincinnati, OH 45202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063022 SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2022

AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund

Class N: TQENX | Class I: TQEIX | Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund

Class N: TSYNX | Class I: TSYIX | Class Z: TSYZX

amgfunds.com |	063022	SAR012

AMG Funds Semi-Annual Report — June 30, 2022 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG TimesSquare Small Cap Growth Fund

Based on Actual Fund Return

Class N	1.19%	$1,000	$677	$4.95

Class I	1.06%	$1,000	$678	$4.41

Class Z	0.99%	$1,000	$677	$4.12

Based on Hypothetical 5% Annual Return

Class N	1.19%	$1,000	$1,019	$5.96

Class I	1.06%	$1,000	$1,020	$5.31

Class Z	0.99%	$1,000	$1,020	$4.96

AMG TimesSquare Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.18%	$1,000	$747	$5.11

Class I	1.03%	$1,000	$748	$4.46

Class Z	0.98%	$1,000	$748	$4.25

Based on Hypothetical 5% Annual Return

Class N	1.18%	$1,000	$1,019	$5.91

Class I	1.03%	$1,000	$1,020	$5.16

Class Z	0.98%	$1,000	$1,020	$4.91

AMG TimesSquare International Small Cap Fund

Based on Actual Fund Return

Class N	1.24%	$1,000	$699	$5.22

Class I	1.09%	$1,000	$700	$4.59

Class Z	0.99%	$1,000	$700	$4.17

Based on Hypothetical 5% Annual Return

Class N	1.24%	$1,000	$1,019	$6.21

Class I	1.09%	$1,000	$1,019	$5.46

Class Z	0.99%	$1,000	$1,020	$4.96

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG TimesSquare Emerging Markets Small Cap Fund

Based on Actual Fund Return

Class N	1.68%	$1,000	$785	$7.44

Class I	1.29%	$1,000	$787	$5.72

Class Z	1.28%	$1,000	$787	$5.67

Based on Hypothetical 5% Annual Return

Class N	1.68%	$1,000	$1,016	$8.40

Class I	1.29%	$1,000	$1,018	$6.46

Class Z	1.28%	$1,000	$1,018	$6.41

AMG TimesSquare Global Small Cap Fund

Based on Actual Fund Return

Class N	1.25%	$1,000	$714	$5.31

Class I	1.00%	$1,000	$715	$4.25

Class Z	1.00%	$1,000	$715	$4.25

Based on Hypothetical 5% Annual Return

Class N	1.25%	$1,000	$1,019	$6.26

Class I	1.00%	$1,000	$1,020	$5.01

Class Z	1.00%	$1,000	$1,020	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG TimesSquare Small Cap Growth Fund[2,3,4,5,6]

Class N	(32.29%)	(31.85%)	5.81%	9.34%	7.93%	01/21/00

Class I	(32.22%)	(31.72%)	5.97%	—	6.42%	02/24/17

Class Z	(32.27%)	(31.73%)	6.01%	9.56%	8.09%	01/21/00

Russell 2000® Growth Index[12]	(29.45%)	(33.43%)	4.80%	9.30%	4.47%	01/21/00	†

AMG TimesSquare Mid Cap Growth Fund[2,4,5,6,7]

Class N	(25.29%)	(20.74%)	10.76%	11.98%	9.79%	03/04/05

Class I	(25.23%)	(20.64%)	10.90%	—	11.02%	02/24/17

Class Z	(25.18%)	(20.56%)	10.98%	12.21%	10.00%	03/04/05

Russell Midcap® Growth Index[13]	(31.00%)	(29.57%)	8.88%	11.50%	8.99%	03/04/05	†

AMG TimesSquare International Small Cap Fund[2,3,4,5,6,8,9,10,11]

Class N	(30.13%)	(32.44%)	(2.50%)	—	4.72%	01/02/13

Class I	(30.02%)	(32.29%)	(2.33%)	—	0.64%	02/24/17

Class Z	(30.01%)	(32.24%)	(2.26%)	—	4.95%	01/02/13

MSCI EAFE Small Cap Index[14]	(24.71%)	(23.98%)	1.72%	7.18%	5.89%	01/02/13	†

AMG TimesSquare Emerging Markets Small Cap Fund[2,3,4,5,6,8,9,10,11]

Class N	(21.48%)	(29.17%)	3.20%	—	3.94%	02/24/17

Class I	(21.31%)	(28.88%)	3.62%	—	5.90%	12/14/16

Class Z	(21.33%)	(28.90%)	3.60%	—	5.88%	12/14/16

MSCI Emerging Markets Small Cap Index[15]	(20.03%)	(20.72%)	3.48%	4.31%	5.82%	12/14/16	†

AMG TimesSquare Global Small Cap Fund[2,3,4,5,6,8,9,10,11]

Class N	(28.64%)	(26.81%)	—	—	(0.90%)	05/30/18

Class I	(28.47%)	(26.59%)	—	—	(0.64%)	05/30/18

Class Z	(28.53%)	(26.65%)	—	—	(0.64%)	05/30/18

MSCI World Small Cap Index[16]	(22.56%)	(21.97%)	4.78%	8.79%	2.23%	05/30/18	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	The date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2022. All returns are in U.S. dollars ($).

[2]   From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]   The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]   Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[7]   The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8]   Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[9]   The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[10]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

3

Fund Performance Periods ended June 30, 2022 (continued)

[12]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[13]  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[14]  The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices of developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[15]  MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[16]  The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets countries. With over 4,000 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG TimesSquare Small Cap Growth Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	25.3

Industrials	23.5

Health Care	16.2

Consumer Discretionary	14.4

Financials	7.4

Consumer Staples	4.5

Energy	3.3

Real Estate	2.1

Communication Services	0.9

Short-Term Investments	7.2

Other Assets, Less Liabilities	(4.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

EMCOR Group, Inc.	2.5

Casella Waste Systems, Inc., Class A	2.3

WNS Holdings, Ltd., ADR (India)	2.2

BJ’s Wholesale Club Holdings, Inc.	2.2

Onto Innovation, Inc.	2.1

Sailpoint Technologies Holdings, Inc.	1.9

Leslie’s, Inc.	1.9

Driven Brands Holdings, Inc.	1.9

Matador Resources Co.	1.8

ExlService Holdings, Inc.	1.7

Top Ten as a Group	20.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 97.6%

Communication Services - 0.9%

Integral Ad Science Holding Corp.*	220,000	$2,184,600

Consumer Discretionary - 14.4%

Boot Barn Holdings, Inc.*	30,000	2,067,300

Callaway Golf Co.*	170,000	3,468,000

Global-e Online, Ltd. (Israel)*	77,600	1,565,192

Hilton Grand Vacations, Inc.*	90,000	3,215,700

Leslie’s, Inc.*,1	304,700	4,625,346

Malibu Boats, Inc., Class A*	29,600	1,560,216

MYT Netherlands Parent, B.V. (Germany)*,1	120,000	1,185,600

National Vision Holdings, Inc.*,1	133,500	3,671,250

OneSpaWorld Holdings, Ltd. (Bahamas)*,1	336,200	2,410,554

Planet Fitness, Inc., Class A*	53,100	3,611,331

PowerSchool Holdings, Inc., Class A*	205,700	2,478,685

Visteon Corp.*	36,900	3,822,102

Wingstop, Inc.[1]	18,800	1,405,676

Total Consumer Discretionary		35,086,952

Consumer Staples - 4.5%

BJ’s Wholesale Club Holdings, Inc.*	85,000	5,297,200

The Simply Good Foods Co.*	110,000	4,154,700

The Vita Coco Co., Inc.*,1	145,000	1,419,550

Total Consumer Staples		10,871,450

Energy - 3.3%

Cactus, Inc., Class A	50,500	2,033,635

Matador Resources Co.	93,000	4,332,870

SM Energy Co.	46,500	1,589,835

Total Energy		7,956,340

Financials - 7.4%

Evercore, Inc., Class A	18,500	1,731,785

Focus Financial Partners, Inc., Class A*	111,500	3,797,690

Hamilton Lane, Inc., Class A	62,500	4,198,750

MVB Financial Corp.	97,540	3,034,469

Silvergate Capital Corp., Class A*	30,000	1,605,900

Victory Capital Holdings, Inc., Class A	148,000	3,566,800

Total Financials		17,935,394

Health Care - 16.2%

Addus HomeCare Corp.*	25,600	2,131,968

AtriCure, Inc.*	74,100	3,027,726

Azenta, Inc.	41,400	2,984,940

BioLife Solutions, Inc.*	54,300	749,883

Certara, Inc.*	63,000	1,351,980

GH Research PLC (Ireland)*,1	60,500	603,790

	Shares	Value

HealthEquity, Inc.*	47,500	$2,916,025

Inspire Medical Systems, Inc.*	16,000	2,922,720

Intra-Cellular Therapies, Inc.*	62,500	3,567,500

Outset Medical, Inc.*	39,900	592,914

Phreesia, Inc.*	84,000	2,100,840

PTC Therapeutics, Inc.*	50,800	2,035,048

Pulmonx Corp.*,1	96,000	1,413,120

Shockwave Medical, Inc.*	15,800	3,020,486

Silk Road Medical, Inc.*,1	70,000	2,547,300

STAAR Surgical Co.*	32,200	2,283,946

Tandem Diabetes Care, Inc.*	27,000	1,598,130

Tarsus Pharmaceuticals, Inc.*,1	153,250	2,237,450

Treace Medical Concepts, Inc.*	93,000	1,333,620

Total Health Care		39,419,386

Industrials - 23.5%

ACV Auctions, Inc., Class A*	168,000	1,098,720

ASGN, Inc.*	42,800	3,862,700

The AZEK Co., Inc.*	159,900	2,676,726

Casella Waste Systems, Inc., Class A*	77,000	5,596,360

Chart Industries, Inc.*,1	14,300	2,393,534

Columbus McKinnon Corp.	47,000	1,333,390

Driven Brands Holdings, Inc.*	164,800	4,538,592

EMCOR Group, Inc.	58,600	6,033,456

Esab Corp.	62,900	2,751,875

Exponent, Inc.	28,500	2,606,895

First Advantage Corp.*	90,700	1,149,169

Hexcel Corp.	64,200	3,358,302

ITT, Inc.	24,000	1,613,760

RBC Bearings, Inc.*	20,000	3,699,000

Regal Rexnord Corp.	21,000	2,383,920

Saia, Inc.*	11,500	2,162,000

Sun Country Airlines Holdings, Inc.*	105,000	1,925,700

Tetra Tech, Inc.	20,000	2,731,000

WillScot Mobile Mini Holdings Corp.*	68,000	2,204,560

Zurn Water Solutions Corp.	111,100	3,026,364

Total Industrials		57,146,023

Information Technology - 25.3%

Allegro MicroSystems, Inc.*	177,000	3,662,130

BTRS Holdings, Inc., Class A*	501,278	2,496,365

Enfusion, Inc., Class A*,1	175,000	1,786,750

Envestnet, Inc.*	34,000	1,794,180

Evo Payments, Inc., Class A*	138,200	3,250,464

ExlService Holdings, Inc.*	28,700	4,228,371

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 25.3% (continued)

JFrog, Ltd. (Israel)*	110,700	$2,332,449

MACOM Technology Solutions Holdings, Inc.*	63,000	2,904,300

New Relic, Inc.*	60,000	3,003,000

nLight, Inc.*	226,000	2,309,720

Onto Innovation, Inc.*	73,000	5,091,020

Paycor HCM, Inc.*,1	147,400	3,832,400

Q2 Holdings, Inc.*	45,800	1,766,506

Sailpoint Technologies Holdings, Inc.*	75,000	4,701,000

Smartsheet, Inc., Class A*	71,800	2,256,674

Sprout Social, Inc., Class A*	43,200	2,508,624

Synaptics, Inc.*,1	27,600	3,258,180

Vertex, Inc., Class A*	164,100	1,859,253

WNS Holdings, Ltd., ADR (India)*	73,000	5,448,720

Workiva, Inc.*	46,000	3,035,540

Total Information Technology		61,525,646

Real Estate - 2.1%

Kennedy-Wilson Holdings, Inc.	163,700	3,100,478

National Storage Affiliates Trust, REIT	41,000	2,052,870

Total Real Estate		5,153,348

Total Common Stocks (Cost $252,320,890)		237,279,139

	Principal Amount

Short-Term Investments - 7.2%

Joint Repurchase Agreements - 4.9%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $2,810,821 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/22 - 01/20/68, totaling $2,866,914)	$2,810,700	2,810,700

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/22,due 07/01/22, 1.500% total to be received $591,181 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $602,979)	$591,156	$591,156

MUFG Securities America, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $2,810,798 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.000%, 11/01/26 - 07/01/52, totaling $2,866,891)	2,810,677	2,810,677

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $2,810,801 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $2,866,893)	2,810,677	2,810,677

RBC Dominion Securities, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $2,810,798 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $2,866,891)	2,810,677	2,810,677

Total Joint Repurchase Agreements		11,833,887

	Shares

Other Investment Companies - 2.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[3]	3,736,656	3,736,656

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[3]	1,924,944	1,924,944

Total Other Investment Companies		5,661,600

Total Short-Term Investments
(Cost $17,495,487)		17,495,487

Total Investments - 104.8%
(Cost $269,816,377)		254,774,626

Other Assets, less Liabilities - (4.8)%		(11,615,761)

Net Assets - 100.0%		$243,158,865

*	Non-income producing security.

[1]

Some of these securities, amounting to $16,738,493 or 6.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$237,279,139	—	—	$237,279,139

Short-Term Investments

Joint Repurchase Agreements	—	$11,833,887	—	11,833,887

Other Investment Companies	5,661,600	—	—	5,661,600

Total Investments in Securities	$242,940,739	$11,833,887	—	$254,774,626

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Mid Cap Growth Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	29.8

Industrials	21.1

Health Care[1]	17.6

Consumer Discretionary	9.8

Financials	7.6

Energy	3.1

Real Estate	2.6

Materials	2.2

Consumer Staples	2.1

Communication Services	1.9

Short-Term Investments	4.2

Other Assets, Less Liabilities	(2.0)

[1]	Includes less than (0.05)% of a forward sale in a when-issue market.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Waste Connections, Inc.	3.2

Catalent, Inc.	3.0

Palo Alto Networks, Inc.	2.9

SBA Communications Corp., Class A	2.6

Cintas Corp.	2.5

Gartner, Inc.	2.5

RenaissanceRe Holdings, Ltd. (Bermuda)	2.5

AmerisourceBergen Corp.	2.5

Crowdstrike Holdings, Inc., Class A	2.2

Pool Corp.	2.1

Top Ten as a Group	26.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Long Positions - 102.0%

Common Stocks - 97.8%

Communication Services - 1.9%

IAC/InteractiveCorp.*	101,300	$7,695,761

Pinterest, Inc., Class A*	374,900	6,808,184

Take-Two Interactive Software, Inc.*	80,200	9,826,906

Total Communication Services		24,330,851

Consumer Discretionary - 9.8%

Brunswick Corp.	337,100	22,039,598

Burlington Stores, Inc.*	86,600	11,797,518

Floor & Decor Holdings, Inc., Class A*	174,600	10,992,816

Lululemon Athletica, Inc. (Canada)*	68,900	18,782,829

Marriott Vacations Worldwide Corp.	107,200	12,456,640

O’Reilly Automotive, Inc.*	36,600	23,122,416

Pool Corp.	77,100	27,079,833

Total Consumer Discretionary		126,271,650

Consumer Staples - 2.1%

Casey’s General Stores, Inc.	65,100	12,042,198

Olaplex Holdings, Inc.*,1	1,072,800	15,115,752

Total Consumer Staples		27,157,950

Energy - 3.1%

Cheniere Energy, Inc.	162,300	21,590,769

Pioneer Natural Resources Co.	82,100	18,314,868

Total Energy		39,905,637

Financials - 7.6%

Interactive Brokers Group, Inc., Class A	342,400	18,835,424

Nasdaq, Inc.	110,800	16,901,432

RenaissanceRe Holdings, Ltd. (Bermuda)	204,000	31,899,480

Signature Bank	109,300	19,587,653

TPG, Inc.[1]	404,800	9,678,768

Total Financials		96,902,757

Health Care - 17.6%

AmerisourceBergen Corp.	221,500	31,337,820

Argenx SE, ADR (Netherlands)*	42,100	15,950,848

Ascendis Pharma A/S, ADR (Denmark)*,1	111,900	10,402,224

Catalent, Inc.*	360,300	38,656,587

Charles River Laboratories International, Inc.*	61,900	13,244,743

Chemed Corp.	36,100	16,944,979

Encompass Health Corp.	202,200	11,333,310

Envista Holdings Corp.*	341,300	13,153,702

Horizon Therapeutics PLC*,1	236,700	18,879,192

ICON PLC (Ireland)*	84,800	18,376,160

Royalty Pharma PLC, Class A1	500,300	21,032,612

	Shares	Value

Veeva Systems, Inc., Class A*	81,100	$16,061,044

Total Health Care		225,373,221

Industrials - 21.1%

AMETEK, Inc.	156,300	17,175,807

Booz Allen Hamilton Holding Corp.	206,800	18,686,448

Carlisle Cos., Inc.	80,500	19,208,105

Cintas Corp.	87,200	32,571,816

Copart, Inc.*	187,600	20,384,616

CoStar Group, Inc.*	194,800	11,767,868

Generac Holdings, Inc.*	42,800	9,012,824

Hubbell, Inc.	68,700	12,268,446

Nordson Corp.	77,500	15,689,100

PACCAR, Inc.	196,600	16,188,044

Robert Half International, Inc.	117,300	8,784,597

Rockwell Automation, Inc.	45,900	9,148,329

TransUnion	273,900	21,909,261

Verisk Analytics, Inc., Class A	98,600	17,066,674

Waste Connections, Inc.	329,100	40,795,236

Total Industrials		270,657,171

Information Technology - 29.8%

Amphenol Corp., Class A	325,300	20,942,814

Avalara, Inc.*	138,000	9,742,800

Bentley Systems, Inc., Class B1	302,700	10,079,910

Crowdstrike Holdings, Inc., Class A*	168,300	28,368,648

CyberArk Software, Ltd. (Israel)*	87,400	11,183,704

Elastic, N.V.*	189,500	12,823,465

Entegris, Inc.	176,600	16,270,158

FleetCor Technologies, Inc.*	58,800	12,354,468

Gartner, Inc.*	133,300	32,235,939

HubSpot, Inc.*	38,900	11,695,285

Keysight Technologies, Inc.*	118,900	16,390,365

Marvell Technology, Inc.	387,800	16,880,934

Microchip Technology, Inc.	319,500	18,556,560

Monolithic Power Systems, Inc.	45,500	17,473,820

Nice, Ltd., Sponsored ADR (Israel)*	94,800	18,244,260

Palo Alto Networks, Inc.*	75,900	37,490,046

Paylocity Holding Corp.*	101,500	17,703,630

Samsara, Inc., Class A*,1	576,700	6,441,739

Smartsheet, Inc., Class A*	315,700	9,922,451

SS&C Technologies Holdings, Inc.	261,600	15,191,112

Synopsys, Inc.*	72,300	21,957,510

Tyler Technologies, Inc.*	35,200	11,703,296

The accompanying notes are an integral part of these financial statements.

10

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 29.8% (continued)

Zendesk, Inc.*	113,500	$8,406,945

Total Information Technology		382,059,859

Materials - 2.2%

FMC Corp.	90,700	9,705,807

Martin Marietta Materials, Inc.	60,700	18,163,868

Total Materials		27,869,675

Real Estate - 2.6%

SBA Communications Corp., Class A, REIT	104,500	33,445,225

Total Common Stocks (Cost $1,066,332,273)		1,253,973,996

	Principal Amount

Short-Term Investments - 4.2%

Joint Repurchase Agreements - 1.8%[2]

Cantor Fitzgerald Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $5,546,739 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/22 - 01/20/68, totaling $5,657,430)	$5,546,500	5,546,500

Citadel Securities LLC, dated 06/30/22, due 07/01/22, 1.550% total to be received $2,722,024 (collateralized by various U.S. Treasuries, 0.000% - 7.250%, 07/21/22 - 05/15/52, totaling $2,776,486)	2,721,907	2,721,907

Deutsche Bank Securities, Inc., dated 06/30/22, due 07/01/22, 1.480% total to be received $800,576 (collateralized by various U.S. Treasuries, 0.000% - 0.750%, 01/15/25 - 08/15/39, totaling $816,554)	800,543	800,543

National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $5,546,753 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $5,657,442)	5,546,508	5,546,508

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $5,546,747 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $5,657,438)	$5,546,508	$5,546,508

State of Wisconsin Investment Board, dated 06/30/22, due 07/01/22, 1.550% total to be received $3,190,516 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/25 - 02/15/51, totaling $3,254,192)	3,190,379	3,190,379

Total Joint Repurchase Agreements		23,352,345

	Shares

Other Investment Companies - 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[3]	19,859,123	19,859,123

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[3]	10,230,457	10,230,457

Total Other Investment Companies		30,089,580

Total Short-Term Investments (Cost $53,441,925)		53,441,925

Total Investments - 102.0% (Cost $1,119,774,198)		1,307,415,921

Forward When-Issue Sale - (0.0%)

Common Stocks - (0.0%)

Health Care - (0.0%)#

Enhabit, Inc. *,4 (Proceeds $(444,189))	(17,800)	(408,866)

Other Assets, less Liabilities - (2.0)%		(25,221,336)

Net Assets - 100.0%		$1,281,785,719

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $39,186,647 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]

Enhabit, Inc. represents a forward sale in the when-issue market of shares the Fund received on July 7, 2022, from a spin-off from Encompass Health Corp. The position is reflected on the holdings report as the sale occurred before the effective date of the spin-off.

ADR    American Depositary Receipt

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2	Level 3	Value

Investments in Securities

Assets

Common Stocks†	$1,253,973,996	—	—	$1,253,973,996

Short-Term Investments

Joint Repurchase Agreements	—	$23,352,345	—	23,352,345

Other Investment Companies	30,089,580	—	—	30,089,580

Total Assets	1,284,063,576	23,352,345	—	1,307,415,921

Liabilities

Common Stocks†	(408,866)	—	—	(408,866)

Net Investments in Securities	$1,283,654,710	$23,352,345	—	$1,307,007,055

†

All common stocks, including forward when-issue sales held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare International Small Cap Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	33.7

Financials	13.3

Information Technology	11.3

Consumer Discretionary	7.7

Consumer Staples	7.3

Communication Services	7.2

Materials	4.8

Health Care	4.6

Energy	3.7

Utilities	1.3

Real Estate	0.7

Short-Term Investments	5.2

Other Assets, Less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Steadfast Group, Ltd. (Australia)	3.5

Topdanmark AS (Denmark)	3.2

Gaztransport Et Technigaz, S.A. (France)	2.4

HomeServe PLC (United Kingdom)	2.4

IPH, Ltd. (Australia)	2.3

Saab AB, Class B (Sweden)	2.3

Viscofan, S.A. (Spain)	2.2

Huhtamaki Oyj (Finland)	2.1

Kobe Bussan Co., Ltd. (Japan)	2.0

Spirent Communications PLC (United Kingdom)	1.9

Top Ten as a Group	24.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 95.6%

Communication Services - 7.2%

Auto Trader Group PLC (United Kingdom)[1]	1,304,140	$8,832,358

Future PLC (United Kingdom)	264,800	5,603,587

IPSOS (France)	111,620	5,324,335

Kadokawa Corp. (Japan)	476,300	10,303,668

Metropole Television, S.A. (France)	428,600	6,355,344

Nordic Entertainment Group AB, Class B (Sweden)*	264,204	5,427,038

Total Communication Services		41,846,330

Consumer Discretionary - 7.7%

Afya, Ltd., Class A (Brazil)*	477,100	4,747,145

CIE Automotive, S.A. (Spain)[2]	241,678	6,018,238

Dalata Hotel Group PLC (Ireland)*	1,372,621	4,998,573

Food & Life Cos., Ltd. (Japan)	300,904	6,455,622

Games Workshop Group PLC (United Kingdom)	76,400	6,219,815

K Car Co., Ltd. (South Korea)	247,400	3,901,788

momo.com, Inc. (Taiwan)	207,144	4,456,487

Shoei Co., Ltd. (Japan)	94,700	3,715,500

Spin Master Corp. (Canada)*,1	132,300	4,317,840

Total Consumer Discretionary		44,831,008

Consumer Staples - 7.3%

Kobe Bussan Co., Ltd. (Japan)	470,098	11,555,498

Sugi Holdings Co., Ltd. (Japan)	157,197	6,905,049

Tate & Lyle PLC (United Kingdom)	1,207,314	11,063,981

Viscofan, S.A. (Spain)	229,600	12,667,245

Total Consumer Staples		42,191,773

Energy - 3.7%

Friedrich Vorwerk Group SE (Germany)[2]	68,500	1,841,238

Gaztransport Et Technigaz, S.A. (France)	111,200	13,967,226

TGS ASA (Norway)	389,600	5,470,026

Total Energy		21,278,490

Financials - 13.3%

doValue S.P.A. (Italy)[1]	337,037	1,995,319

FinecoBank Banca Fineco S.P.A. (Italy)	265,913	3,190,042

Nordnet AB publ (Sweden)	523,387	6,890,246

Patria Investments, Ltd., Class A (Cayman Islands)	323,600	4,277,992

St James’s Place PLC (United Kingdom)	734,141	9,878,114

Steadfast Group, Ltd. (Australia)	5,892,083	20,501,067

Tamburi Investment Partners S.P.A. (Italy)	437,815	3,368,790

Topdanmark AS (Denmark)	355,811	18,518,585

Zenkoku Hosho Co., Ltd. (Japan)	266,309	8,364,045

Total Financials		76,984,200

	Shares	Value

Health Care - 4.6%

ALK-Abello A/S (Denmark)*	394,900	$6,879,554

Amplifon S.P.A. (Italy)	115,495	3,550,844

Nippon Shinyaku Co., Ltd. (Japan)	136,400	8,325,917

Siegfried Holding AG (Switzerland)	12,700	8,133,380

Total Health Care		26,889,695

Industrials - 33.7%

AG Growth International, Inc. (Canada)[2]	126,600	2,920,101

APM Human Services International, Ltd. (Australia)*	3,524,700	6,982,492

Arcadis, N.V. (Netherlands)	269,400	9,022,893

Befesa, S.A. (Luxembourg)[1]	116,261	5,666,931

Bodycote PLC (United Kingdom)	832,639	5,358,002

Cargojet, Inc. (Canada)[2]	42,000	4,649,953

Cleanaway Waste Management, Ltd. (Australia)	2,945,400	5,127,007

Daiseki Co., Ltd. (Japan)	272,220	8,497,879

Diploma PLC (United Kingdom)	238,700	6,500,897

Downer EDI, Ltd. (Australia)	1,603,800	5,595,987

Fuji Corp. (Japan)	517,200	7,629,474

Grafton Group PLC (Ireland)	745,200	7,078,883

HomeServe PLC (United Kingdom)	964,100	13,754,579

Howden Joinery Group PLC (United Kingdom)	685,163	5,050,647

Interpump Group S.P.A. (Italy)[2]	98,357	3,765,931

IPH, Ltd. (Australia)	2,423,240	13,633,478

Meitec Corp. (Japan)	465,900	7,510,687

Nabtesco Corp. (Japan)	348,500	8,177,619

Nexans, S.A. (France)	125,700	9,793,199

Organo Corp. (Japan)	78,400	4,907,298

RADA Electronic Industries, Ltd. (Israel)*	316,300	2,922,612

Rotork PLC (United Kingdom)	3,381,900	9,934,688

RS Group PLC (United Kingdom)	820,551	8,727,524

RWS Holdings PLC (United Kingdom)	1,390,700	5,869,454

Saab AB, Class B (Sweden)	322,600	13,340,284

THK Co., Ltd. (Japan)	440,100	8,289,656

Valmet OYJ (Finland)	187,100	4,610,767

Total Industrials		195,318,922

Information Technology - 11.3%

Accton Technology Corp. (Taiwan)	1,139,500	9,166,148

Chinasoft International, Ltd. (China)	5,150,900	5,286,235

Fortnox AB (Sweden)	600,400	2,773,537

Indra Sistemas, S.A. (Spain)*,2	284,700	2,726,431

Keywords Studios PLC (Ireland)	244,171	6,523,024

SimCorp A/S (Denmark)[2]	47,200	3,450,447

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 11.3% (continued)

Sopra Steria Group SACA (France)	52,593	$7,909,195

Spirent Communications PLC (United Kingdom)	3,755,800	11,283,006

Systena Corp. (Japan)	2,437,900	7,114,676

TOTVS, S.A. (Brazil)	1,406,806	6,265,971

Yeahka, Ltd. (China)*	1,141,400	3,253,020

Total Information Technology		65,751,690

Materials - 4.8%

Asahi Holdings, Inc. (Japan)	497,200	7,800,856

Fuso Chemical Co., Ltd. (Japan)	159,100	4,168,588

Huhtamaki Oyj (Finland)	301,500	11,994,069

Verallia, S.A. (France)[1]	160,400	3,846,233

Total Materials		27,809,746

Real Estate - 0.7%

Katitas Co., Ltd. (Japan)	193,452	4,182,844

Utilities - 1.3%

Nippon Gas Co., Ltd. (Japan)	519,800	7,401,102

Total Common Stocks (Cost $609,148,474)		554,485,800

	Principal Amount

Short-Term Investments - 5.2%

Joint Repurchase Agreements - 2.1%[3]

Bank of America Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $2,955,419 (collateralized by various U.S. Government Agency Obligations, 1.000% - 8.500%, 01/20/24 - 06/20/52, totaling $3,014,398)	$2,955,292	2,955,292

Cantor Fitzgerald Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $2,955,427 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 08/01/22 - 01/20/68, totaling $3,014,406)	2,955,300	2,955,300

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $621,616 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $634,022)	$621,590	$621,590

Daiwa Capital Markets America, dated 06/30/22, due 07/01/22, 1.550% total to be received $2,955,419 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 07/31/22 - 07/01/52, totaling $3,014,398)	2,955,292	2,955,292

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $2,955,419 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $3,014,398)	2,955,292	2,955,292

Total Joint Repurchase Agreements		12,442,766

	Shares

Other Investment Companies - 3.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	11,815,473	11,815,473

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	6,086,759	6,086,759

Total Other Investment Companies		17,902,232

Total Short-Term Investments
(Cost $30,344,998)		30,344,998

Total Investments - 100.8%
(Cost $639,493,472)		584,830,798

Other Assets, less Liabilities - (0.8)%		(4,749,680)

Net Assets - 100.0%		$580,081,118

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $24,658,681 or 4.3% of net assets.

[2]

Some of these securities, amounting to $10,109,496 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$31,229,737	$164,089,185	—	$195,318,922

Financials	22,796,577	54,187,623	—	76,984,200

Information Technology	6,265,971	59,485,719	—	65,751,690

Consumer Discretionary	14,063,558	30,767,450	—	44,831,008

Consumer Staples	—	42,191,773	—	42,191,773

Communication Services	—	41,846,330	—	41,846,330

Materials	—	27,809,746	—	27,809,746

Health Care	—	26,889,695	—	26,889,695

Energy	—	21,278,490	—	21,278,490

Utilities	—	7,401,102	—	7,401,102

Real Estate	—	4,182,844	—	4,182,844

Short-Term Investments

Joint Repurchase Agreements	—	12,442,766	—	12,442,766

Other Investment Companies	17,902,232	—	—	17,902,232

Total Investment in Securities	$92,258,075	$492,572,723	—	$584,830,798

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Australia	9.3

Brazil	2.0

Canada	2.1

Cayman Islands	0.8

China	1.5

Denmark	5.2

Finland	3.0

France	8.5

Germany	0.3

Ireland	3.4

Israel	0.5

Italy	2.9

Country	% of Long-Term Investments

Japan	23.7

Luxembourg	1.0

Netherlands	1.6

Norway	1.0

South Korea	0.7

Spain	3.9

Sweden	5.1

Switzerland	1.5

Taiwan	2.5

United Kingdom	19.5

100.0

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare Emerging Markets Small Cap Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	34.3

Consumer Discretionary	16.0

Health Care	12.8

Communication Services	11.6

Financials	10.8

Industrials	5.4

Real Estate	3.4

Materials	2.8

Energy	2.7

Short-Term Investments	0.7

Other Assets, Less Liabilities	(0.5)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Chinasoft International, Ltd. (China)	2.9

Sarana Menara Nusantara Tbk PT (Indonesia)	2.5

Cowintech Co., Ltd. (South Korea)	2.2

Tam Jai International Co., Ltd. (Hong Kong)	2.1

Nippon Life India Asset Management, Ltd. (India)	2.1

Accton Technology Corp. (Taiwan)	2.1

Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	2.0

KINX, Inc. (South Korea)	2.0

Dian Diagnostics Group Co., Ltd., Class A (China)	2.0

Alchip Technologies, Ltd. (Taiwan)	1.9

Top Ten as a Group	21.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 98.8%

Communication Services - 11.6%

Converge ICT Solutions, Inc. (Philippines)*	196,300	$75,662

KINX, Inc. (South Korea)	2,700	99,465

Megacable Holdings SAB de CV (Mexico)	26,500	64,334

The One Enterprise Public Co., Ltd. (Thailand)	262,600	78,133

Railtel Corp. of India, Ltd. (India)	65,800	76,213

Sarana Menara Nusantara Tbk PT (Indonesia)	1,685,700	124,538

TIME dotCom Bhd (Malaysia)	71,700	71,253

Total Communication Services		589,598

Consumer Discretionary - 16.0%

AEON Motor Co., Ltd. (Taiwan)	33,000	48,663

Afya, Ltd., Class A (Brazil)*	9,400	93,530

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	24,100	54,845

Despegar.com Corp. (Argentina)*	6,000	48,600

Dixon Technologies India, Ltd. (India)	400	18,183

Grupo SBF, S.A. (Brazil)	16,800	60,190

JUMBO SA (Greece)	2,200	32,030

K Car Co., Ltd. (South Korea)	5,700	89,896

momo.com, Inc. (Taiwan)	3,132	67,382

OPAP, S.A. (Greece)	4,100	58,972

Tam Jai International Co., Ltd. (Hong Kong)*	299,200	108,409

Varroc Engineering, Ltd. (India)*,1	13,800	52,710

YesAsia Holdings, Ltd. (Hong Kong)	563,000	76,999

Total Consumer Discretionary		810,409

Energy - 2.7%

Aegis Logistics, Ltd. (India)	26,300	69,909

AKR Corporindo Tbk PT (Indonesia)	970,400	67,090

Total Energy		136,999

Financials - 10.8%

Bangkok Commercial Asset Management PCL (Thailand)	159,400	78,580

BSE, Ltd. (India)	6,600	50,071

ICICI Securities, Ltd. (India)[1]	17,700	96,398

JM Financial, Ltd. (India)	81,400	63,247

Nippon Life India Asset Management, Ltd. (India)[1]	31,000	106,789

Patria Investments, Ltd., Class A (Cayman Islands)	6,600	87,252

Transaction Capital, Ltd. (South Africa)	28,800	64,987

Total Financials		547,324

Health Care - 12.8%

Blau Farmaceutica, S.A. (Brazil)	17,900	84,482

Dian Diagnostics Group Co., Ltd., Class A (China)	21,400	99,339

	Shares	Value

Jeisys Medical, Inc. (South Korea)*	13,500	$71,408

Poly Medicure, Ltd. (India)	8,200	78,137

Selvita, S.A. (Poland)*	4,700	69,246

Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	34,700	99,586

T&L Co., Ltd. (South Korea)	2,700	63,843

Universal Vision Biotechnology Co., Ltd. (Taiwan)	8,700	83,484

Total Health Care		649,525

Industrials - 4.4%

Bizlink Holding, Inc. (Taiwan)	400	4,158

Container Corp. Of India, Ltd. (India)	8,500	64,123

Cowintech Co., Ltd. (South Korea)	5,819	112,927

IndiaMart InterMesh, Ltd. (India)[1]	298	14,443

KEI Industries, Ltd. (India)	1,200	17,599

TCI Express, Ltd. (India)	600	12,145

Total Industrials		225,395

Information Technology - 34.3%

Accton Technology Corp. (Taiwan)	12,900	103,768

Alchip Technologies, Ltd. (Taiwan)	4,200	98,563

Brogent Technologies, Inc. (Taiwan)*	18,500	66,760

Chinasoft International, Ltd. (China)	145,200	149,015

Computer Age Management Services, Ltd. (India)	2,100	60,264

Cyient, Ltd. (India)	9,500	91,371

eCloudvalley Digital Technology Co., Ltd. (Taiwan)	9,251	73,476

Elite Material Co., Ltd. (Taiwan)	10,400	62,605

eMemory Technology, Inc. (Taiwan)	1,600	56,129

Green World FinTech Service Co., Ltd. (Taiwan)	6,655	96,261

Hyundai Ezwel Co., Ltd. (South Korea)	13,300	77,272

Koh Young Technology, Inc. (South Korea)	8,100	88,474

LiveChat Software, S.A. (Poland)[2]	2,000	43,841

Locaweb Servicos de Internet, S.A. (Brazil)*,1	68,100	73,390

Metrodata Electronics Tbk PT (Indonesia)	2,370,400	93,877

Sasken Technologies, Ltd. (India)	9,400	91,810

Tong Hsing Electronic Industries, Ltd. (Taiwan)	13,200	89,498

TOTVS, S.A. (Brazil)	18,359	81,772

Venustech Group, Inc., Class A (China)	32,700	97,535

WinWay Technology Co., Ltd. (Taiwan)	3,700	45,242

Yeahka, Ltd. (China)*	33,300	94,906

Total Information Technology		1,735,829

Materials - 2.8%

Dongsung Finetec Co., Ltd. (South Korea)	9,900	92,666

Hansol Chemical Co., Ltd. (South Korea)	300	47,434

Total Materials		140,100

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 3.4%

A-Living Smart City Services Co., Ltd. (China)[1]	48,700	$78,399

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	34,900	65,081

PowerGrid Infrastructure Investment Trust (India)[1]	17,700	28,919

Total Real Estate		172,399

Total Common Stocks
(Cost $6,049,937)		5,007,578

Participation Notes - 1.0%

Industrials - 1.0%

Masan Group Corp., 11/21/22 (JPMorgan) (Vietnam)	10,440	50,327

Total Participation Notes
(Cost $21,593)		50,327

	Principal Amount	Value

Short-Term Investments - 0.7%

Joint Repurchase Agreements - 0.7%[3]

HSBC Securities USA, Inc., dated 06/30/22, due 07/01/22, 1.480% total to be received $35,007 (collateralized by various U.S. Treasuries, 0.000% - 6.500%, 11/15/23 - 08/15/51, totaling $35,706)	$35,006	$35,006

Total Short-Term Investments
(Cost $35,006)		35,006

Total Investments - 100.5%
(Cost $6,106,536)		5,092,911

Other Assets, less Liabilities - (0.5)%		(27,706)

Net Assets - 100.0%		$5,065,205

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of this security amounted to $451,048 or 8.9% of net assets.

[2]	Some of this security, amounting to $31,894 or 0.6% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$249,039	$1,486,790	—	$1,735,829

Consumer Discretionary	257,165	553,244	—	810,409

Health Care	84,482	565,043	—	649,525

Communication Services	135,587	454,011	—	589,598

Financials	152,239	395,085	—	547,324

Industrials	—	225,395	—	225,395

Real Estate	94,000	78,399	—	172,399

Materials	—	140,100	—	140,100

Energy	—	136,999	—	136,999

Participation Notes†	—	50,327	—	50,327

Short-Term Investments

Joint Repurchase Agreements	—	35,006	—	35,006

Total Investment in Securities	$972,512	$4,120,399	—	$5,092,911

†

All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Argentina	1.0

Brazil	8.9

Cayman Islands	1.7

China	12.2

Greece	1.8

Hong Kong	3.7

India	19.6

Indonesia	5.6

Malaysia	1.4

Mexico	2.6

Philippines	1.5

Poland	2.2

South Africa	1.3

South Korea	14.7

Taiwan	17.7

Thailand	3.1

Vietnam	1.0

100.0

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare Global Small Cap Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	27.4

Financials	16.1

Information Technology	15.1

Consumer Discretionary	11.3

Health Care[1]	8.4

Consumer Staples	6.5

Communication Services	3.1

Materials	2.7

Energy	2.2

Real Estate	1.0

Utilities	0.7

Short-Term Investments	7.9

Other Assets, Less Liabilities	(2.4)

[1]	Includes (0.2)% of a forward sale in a when-issue market.

TOP TEN HOLDINGS

Security Name	% of Net Assets

PJT Partners, Inc., Class A (United States)	2.6

Chemed Corp. (United States)	2.4

RenaissanceRe Holdings, Ltd. (Bermuda)	2.4

Steadfast Group, Ltd. (Australia)	2.3

Topdanmark AS (Denmark)	2.2

Kobe Bussan Co., Ltd. (Japan)	1.9

IPH, Ltd. (Australia)	1.8

Evercore, Inc., Class A (United States)	1.7

CyberArk Software, Ltd. (Israel)	1.7

EMCOR Group, Inc. (United States)	1.6

Top Ten as a Group	20.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

21

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Long Positions - 102.6%

Common Stocks - 94.7%

Communication Services - 3.1%

Auto Trader Group PLC (United Kingdom)[1]	2,300	$15,577

Future PLC (United Kingdom)	700	14,813

Kadokawa Corp. (Japan)	900	19,469

Nordic Entertainment Group AB, Class B (Sweden)*	500	10,271

Total Communication Services		60,130

Consumer Discretionary - 11.3%

Afya, Ltd., Class A (Brazil)*	1,500	14,925

Brunswick Corp. (United States)	400	26,152

Callaway Golf Co. (United States)*	1,200	24,480

CIE Automotive, S.A. (Spain)	800	19,921

Dalata Hotel Group PLC (Ireland)*	2,900	10,561

Floor & Decor Holdings, Inc., Class A (United States)*	300	18,888

Games Workshop Group PLC (United Kingdom)	100	8,141

Hilton Grand Vacations, Inc. (United States)*	700	25,011

K Car Co., Ltd. (South Korea)	800	12,617

momo.com, Inc. (Taiwan)	708	15,232

National Vision Holdings, Inc. (United States)*,2	700	19,250

Planet Fitness, Inc., Class A (United States)*	300	20,403

Total Consumer Discretionary		215,581

Consumer Staples - 6.5%

Kobe Bussan Co., Ltd. (Japan)	1,500	36,871

Performance Food Group Co. (United States)*	600	27,588

Sugi Holdings Co., Ltd. (Japan)	150	6,589

Tate & Lyle PLC (United Kingdom)	2,800	25,660

Viscofan, S.A. (Spain)	500	27,585

Total Consumer Staples		124,293

Energy - 2.2%

Friedrich Vorwerk Group SE (Germany)	200	5,376

Gaztransport Et Technigaz, S.A. (France)	200	25,121

TGS ASA (Norway)	800	11,232

Total Energy		41,729

Financials - 16.1%

doValue S.P.A. (Italy)[1]	27	160

Evercore, Inc., Class A (United States)	350	32,763

FinecoBank Banca Fineco S.P.A. (Italy)	900	10,797

Focus Financial Partners, Inc., Class A (United States)*	700	23,842

Nordnet AB publ (Sweden)	1,300	17,114

	Shares	Value

Patria Investments, Ltd., Class A (Cayman Islands)	800	$10,576

PJT Partners, Inc., Class A (United States)	700	49,196

RenaissanceRe Holdings, Ltd. (Bermuda)	300	46,911

Silvergate Capital Corp., Class A (United States)*	200	10,706

St James’s Place PLC (United Kingdom)	1,600	21,529

Steadfast Group, Ltd. (Australia)	12,400	43,145

Topdanmark AS (Denmark)	800	41,637

Total Financials		308,376

Health Care - 8.6%

ALK-Abello A/S (Denmark)*	1,000	17,421

Amplifon S.P.A. (Italy)	400	12,298

Ascendis Pharma A/S, ADR (Denmark)*,2	150	13,944

Charles River Laboratories International, Inc. (United States)*	50	10,698

Chemed Corp. (United States)	100	46,939

Encompass Health Corp. (United States)	500	28,025

Nippon Shinyaku Co., Ltd. (Japan)	300	18,312

Siegfried Holding AG (Switzerland)	25	16,011

Total Health Care		163,648

Industrials - 27.4%

Arcadis, N.V. (Netherlands)	400	13,397

The AZEK Co., Inc. (United States)*	800	13,392

Befesa, S.A. (Luxembourg)[1]	200	9,749

Bodycote PLC (United Kingdom)	1,600	10,296

Booz Allen Hamilton Holding Corp. (United States)	250	22,590

Cargojet, Inc. (Canada)	100	11,071

Casella Waste Systems, Inc., Class A (United States)*	375	27,255

Diploma PLC (United Kingdom)	500	13,617

Downer EDI, Ltd. (Australia)	6,600	23,029

EMCOR Group, Inc. (United States)	300	30,888

First Advantage Corp. (United States)*	2,000	25,340

Fuji Corp. (Japan)	900	13,276

Grafton Group PLC (Ireland)	1,800	17,099

Hexcel Corp. (United States)	300	15,693

HomeServe PLC (United Kingdom)	1,600	22,827

Interpump Group S.P.A. (Italy)	200	7,658

IPH, Ltd. (Australia)	6,000	33,757

KION Group AG (Germany)	666	27,880

Nabtesco Corp. (Japan)	800	18,772

Nexans, S.A. (France)	300	23,373

Regal Rexnord Corp. (United States)	250	28,380

The accompanying notes are an integral part of these financial statements.

22

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 27.4% (continued)

Rotork PLC (United Kingdom)	5,800	$17,038

RS Group PLC (United Kingdom)	1,300	13,827

RWS Holdings PLC (United Kingdom)	2,400	10,129

Saab AB, Class B (Sweden)	600	24,811

Valmet OYJ (Finland)	600	14,786

WillScot Mobile Mini Holdings Corp. (United States)*	500	16,210

Zurn Water Solutions Corp. (United States)	600	16,344

Total Industrials		522,484

Information Technology - 15.1%

Accton Technology Corp. (Taiwan)	1,700	13,675

Chinasoft International, Ltd. (China)	9,800	10,057

Copperleaf Technologies, Inc. (Canada)*	500	2,486

CyberArk Software, Ltd. (Israel)*	250	31,990

Fortnox AB (Sweden)	2,000	9,239

Jack Henry & Associates, Inc. (United States)	150	27,003

Keywords Studios PLC (Ireland)	400	10,686

Littelfuse, Inc. (United States)	50	12,702

MACOM Technology Solutions Holdings, Inc. (United States)*	500	23,050

MKS Instruments, Inc. (United States)	125	12,829

Nice, Ltd., Sponsored ADR (Israel)*	150	28,867

Simplex Holdings, Inc. (Japan)*	1,200	15,467

Spirent Communications PLC (United Kingdom)	7,000	21,029

Systena Corp. (Japan)	4,900	14,300

TOTVS, S.A. (Brazil)	4,583	20,413

WNS Holdings, Ltd., ADR (India)*	350	26,124

Yeahka, Ltd. (China)*	2,700	7,695

Total Information Technology		287,612

Materials - 2.7%

Asahi Holdings, Inc. (Japan)	800	12,552

Huhtamaki Oyj (Finland)	700	27,847

	Shares	Value

Verallia, S.A. (France)[1]	500	$11,989

Total Materials		52,388

Real Estate - 1.0%

Kennedy-Wilson Holdings, Inc. (United States)	1,000	18,940

Utilities - 0.7%

Nippon Gas Co., Ltd. (Japan)	900	12,815

Total Common Stocks (Cost $2,014,011)		1,807,996

	Principal Amount

Short-Term Investments - 7.9%

Joint Repurchase Agreements - 1.1%[3]

HSBC Securities USA, Inc., dated 06/30/22, due 07/01/22, 1.480% total to be received $21,440 (collateralized by various U.S. Treasuries, 0.000% - 6.500%, 11/15/23 - 08/15/51, totaling $21,868)	$21,439	21,439

	Shares

Other Investment Companies - 6.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	85,986	85,986

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	44,295	44,295

Total Other Investment Companies		130,281

Total Short-Term Investments
(Cost $151,720)		151,720

Total Investments - 102.6%
(Cost $2,165,731)		1,959,716

Forward When-Issue Sale - (0.2%)

Common Stocks - (0.2%)

Health Care - (0.2%)

Enhabit, Inc. (United States)*,5 (Proceeds $(4,991))	(200)	(4,594)

Other Assets, less Liabilities - (2.4)%		(45,669)

Net Assets - 100.0%		$1,909,453

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $37,475 or 2.0% of net assets.

[2]

Some of these securities, amounting to $32,816 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]

Enhabit, Inc. represents a forward sale in the when-issue market of shares the Fund received on July 7, 2022, from a spin-off from Encompass Health Corp. The position is reflected on the holdings report as the sale occurred before the effective date of the spin-off.

ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

23

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Value

Investments in Securities

Assets

Common Stocks

Industrials	$229,990	$292,494	—	$522,484

Financials	215,631	92,745	—	308,376

Information Technology	185,464	102,148	—	287,612

Consumer Discretionary	159,670	55,911	—	215,581

Health Care	99,606	64,042	—	163,648

Consumer Staples	27,588	96,705	—	124,293

Communication Services	—	60,130	—	60,130

Materials	—	52,388	—	52,388

Energy	—	41,729	—	41,729

Real Estate	18,940	—	—	18,940

Utilities	—	12,815	—	12,815

Short-Term Investments

Joint Repurchase Agreements	—	21,439	—	21,439

Other Investment Companies	130,281	—	—	130,281

Total Assets	1,067,170	892,546	—	1,959,716

Liabilities

Common Stocks

Health Care	(4,594)	—	—	(4,594)

Net Investments in Securities	$1,062,576	$892,546	—	$1,955,122

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Australia	5.5

Bermuda	2.6

Brazil	2.0

Canada	0.8

Cayman Islands	0.6

China	1.0

Denmark	4.0

Finland	2.4

France	3.4

Germany	1.8

India	1.4

Ireland	2.1

Israel	3.4

Italy	1.7

Japan	9.3

Luxembourg	0.5

Netherlands	0.7

Norway	0.6

South Korea	0.7

Spain	2.6

Sweden	3.4

Switzerland	0.9

Taiwan	1.6

United Kingdom	10.8

United States	36.2

100.0

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (unaudited) June 30, 2022

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $16,738,493, $39,186,647, $10,109,496, $31,894, and $32,816, respectively)	$254,774,626	$1,307,415,921	$584,830,798	$5,092,911	$1,959,716

Foreign currency[2]	—	—	1,991,391	100,646	21,892

Receivable for investments sold	1,000,300	6,459,476	31,700,915	—	4,991

Dividend and interest receivables	79,060	205,575	2,575,218	15,630	3,880

Securities lending income receivable	5,677	13,320	1,312	55	4

Receivable for Fund shares sold	—	356,754	1,241,797	—	—

Receivable from affiliate	4,035	—	—	12,583	6,785

Prepaid expenses and other assets	23,407	55,383	53,909	—	689

Total assets	255,887,105	1,314,506,429	622,395,340	5,221,825	1,997,957

Liabilities:

Payable upon return of securities loaned	11,833,887	23,352,345	12,442,766	35,006	21,439

Payable for investments purchased	150,159	2,736,010	579,202	—	42,384

Payable for Fund shares repurchased	471,211	4,923,898	28,622,565	—	—

Payable for foreign capital gains tax	—	—	—	2,260	—

Interfund loan payable	—	—	—	91,065	—

Due to custodian	—	—	—	8,118	—

Accrued expenses:

Investment advisory and management fees	163,447	863,386	404,828	4,362	1,142

Administrative fees	31,034	163,934	80,966	689	245

Distribution fees	—	—	—	5	11

Shareholder service fees	10,630	76,811	30,122	4	—

Other	67,872	195,460	153,773	15,111	18,689

Forward when-issue sale, at value[3]	—	408,866	—	—	4,594

Total liabilities	12,728,240	32,720,710	42,314,222	156,620	88,504

Net Assets	$243,158,865	$1,281,785,719	$580,081,118	$5,065,205	$1,909,453

[1] Investments at cost	$269,816,377	$1,119,774,198	$639,493,472	$6,106,536	$2,165,731

[2] Foreign currency at cost	—	—	$2,026,310	$101,947	$22,146

[3] Proceeds	—	$444,189	—	—	$4,991

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Net Assets Represent:

Paid-in capital	$258,342,772	$1,074,827,488	$798,210,713	$6,510,762	$2,209,371

Total distributable earnings (loss)	(15,183,907)	206,958,231	(218,129,595)	(1,445,557)	(299,918)

Net Assets	$243,158,865	$1,281,785,719	$580,081,118	$5,065,205	$1,909,453

Class N:

Net Assets	$61,017,204	$367,344,603	$13,201,407	$22,405	$49,582

Shares outstanding	6,394,663	28,523,881	1,021,500	2,713	5,556

Net asset value, offering and redemption price per share	$9.54	$12.88	$12.92	$8.26	$8.92

Class I:

Net Assets	$8,069,933	$339,912,022	$293,173,800	$332,244	$29,223

Shares outstanding	796,194	24,828,676	22,623,635	39,993	3,258

Net asset value, offering and redemption price per share	$10.14	$13.69	$12.96	$8.31	$8.97

Class Z:

Net Assets	$174,071,728	$574,529,094	$273,705,911	$4,710,556	$1,830,648

Shares outstanding	17,091,525	41,766,460	21,101,927	567,372	204,059

Net asset value, offering and redemption price per share	$10.18	$13.76	$12.97	$8.30	$8.97

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations (unaudited) For the six months ended June 30, 2022

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Investment Income:

Dividend income	$315,823	$4,451,726	$14,686,325 [1]	$58,414	$20,658

Interest income	50	217	263	—`	—

Securities lending income	80,781	79,023	56,510	1,063	117

Foreign withholding tax	—	(23,677)	(1,611,731)	(6,345)	(2,360)

Total investment income	396,654	4,507,289	13,131,367	53,132	18,415

Expenses:

Investment advisory and management fees	1,211,765	5,844,174	3,031,059	31,448	7,787

Administrative fees	230,082	1,109,653	606,212	4,966	1,669

Distribution fees - Class N	—	—	—	35	72

Shareholder servicing fees - Class N	70,420	434,641	20,402	21	—

Shareholder servicing fees - Class I	3,771	92,713	226,954	9	—

Professional fees	28,166	55,331	39,606	20,133	16,806

Custodian fees	25,299	72,310	141,374	30,976	16,422

Registration fees	19,496	36,199	54,205	7,521	1,138

Trustee fees and expenses	11,438	52,522	29,574	240	79

Transfer agent fees	6,053	25,895	22,643	423	231

Reports to shareholders	4,162	49,633	46,409	584	539

Interest expense	—	—	7,807	236	—

Miscellaneous	6,954	26,395	15,728	1,274	1,198

Total expenses before offsets	1,617,606	7,799,466	4,241,973	97,866	45,941

Expense reimbursements	(24,874)	—	—	(55,407)	(34,743)

Expense reductions	(27,943)	(61,125)	—	—	—

Net expenses	1,564,789	7,738,341	4,241,973	42,459	11,198

Net investment income (loss)	(1,168,135)	(3,231,052)	8,889,394	10,673	7,217

Net Realized and Unrealized Loss:

Net realized loss on investments	(12,163,796)	(2,277,510)	(99,841,299)	(311,462)	(60,552)

Net realized loss on foreign currency transactions	—	—	(388,387)	(7,489)	(1,617)

Net change in unrealized appreciation/depreciation on investments	(111,345,035)	(439,625,813)	(208,994,988)	(1,272,512)	(713,366)

Net change in unrealized appreciation/depreciation on forward when-issue sale	—	35,323	—	—	397

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(206,750)	16,553	(415)

Net realized and unrealized loss	(123,508,831)	(441,868,000)	(309,431,424)	(1,574,910)	(775,553)

Net decrease in net assets resulting from operations	$(124,676,966)	$(445,099,052)	$(300,542,030)	$(1,564,237)	$(768,336)

1 Includes non-recurring dividends of $1,504,074.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(1,168,135)	$(3,671,518)	$(3,231,052)	$(6,297,739)	$8,889,394	$7,055,207

Net realized gain (loss) on investments	(12,163,796)	79,059,615	(2,277,510)	497,360,722	(100,229,686)	137,617,802

Net change in unrealized appreciation/depreciation on investments	(111,345,035)	(46,101,944)	(439,590,490)	(202,912,685)	(209,201,738)	(128,853,294)

Net increase (decrease) in net assets resulting from operations	(124,676,966)	29,286,153	(445,099,052)	288,150,298	(300,542,030)	15,819,715

Distributions to Shareholders:

Class N	—	(16,889,951)	—	(129,769,564)	—	(202,193)

Class I	—	(2,245,753)	—	(99,774,515)	—	(7,082,703)

Class Z	—	(58,061,717)	—	(188,751,022)	—	(4,959,152)

Total distributions to shareholders	—	(77,197,421)	—	(418,295,101)	—	(12,244,048)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(44,089,263)	14,500,368	(50,411,285)	(129,788,867)	(151,466,362)	(44,353,251)

Total decrease in net assets	(168,766,229)	(33,410,900)	(495,510,337)	(259,933,670)	(452,008,392)	(40,777,584)

Net Assets:

Beginning of period	411,925,094	445,335,994	1,777,296,056	2,037,229,726	1,032,089,510	1,072,867,094

End of period	$243,158,865	$411,925,094	$1,281,785,719	$1,777,296,056	$580,081,118	$1,032,089,510

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG TimesSquare Emerging Markets Small Cap Fund		AMG TimesSquare Global Small Cap Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$10,673	$17,190	$7,217	$6,177

Net realized gain (loss) on investments	(318,951)	1,917,681	(62,169)	305,915

Net change in unrealized appreciation/depreciation on investments	(1,255,959)	(1,251,657)	(713,384)	(55,587)

Net increase (decrease) in net assets resulting from operations	(1,564,237)	683,214	(768,336)	256,505

Distributions to Shareholders:

Class N	—	(14,953)	—	(4,448)

Class I	—	(127,065)	—	(2,692)

Class Z	—	(2,197,218)	—	(169,825)

Total distributions to shareholders	—	(2,339,236)	—	(176,965)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(1,326,600)	2,407,027	(10,655)	323,693

Total increase (decrease) in net assets	(2,890,837)	751,005	(778,991)	403,233

Net Assets:

Beginning of period	7,956,042	7,205,037	2,688,444	2,285,211

End of period	$5,065,205	$7,956,042	$1,909,453	$2,688,444

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$14.09	$16.45	$13.96	$12.21	$16.90	$15.52

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.05)	(0.17)	(0.11)[4]	(0.09)	(0.10)	(0.08)[5]

Net realized and unrealized gain (loss) on investments	(4.50)	1.18	4.92	3.47	(0.70)	3.32

Total income (loss) from investment operations	(4.55)	1.01	4.81	3.38	(0.80)	3.24

Less Distributions to Shareholders from:

Net realized gain on investments	—	(3.37)	(2.32)	(1.63)	(3.89)	(1.86)

Net Asset Value, End of Period	$9.54	$14.09	$16.45	$13.96	$12.21	$16.90

Total Return[3,6]	(32.29)%[7]	6.72%	34.96%	27.98%	(4.38)%	20.87%

Ratio of net expenses to average net assets[8]	1.18%[9]	1.17%[10]	1.16%	1.17%	1.09%	1.23%

Ratio of gross expenses to average net assets[11]	1.21%[9]	1.19%[10]	1.20%	1.19%	1.10%	1.24%

Ratio of net investment loss to average net assets[3]	(0.92)%[9]	(0.97)%	(0.79)%	(0.63)%	(0.55)%	(0.48)%

Portfolio turnover	23%[7]	65%	71%	62%	63%	58%

Net assets end of period (000’s) omitted	$61,017	$86,941	$112,740	$105,862	$99,996	$318,627

31

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017[12]

Net Asset Value, Beginning of Period	$14.96	$17.25	$14.53	$12.64	$17.32	$16.52

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.05)	(0.15)	(0.10)[4]	(0.07)	(0.09)	(0.05)[5]

Net realized and unrealized gain (loss) on investments	(4.77)	1.23	5.14	3.59	(0.70)	2.71

Total income (loss) from investment operations	(4.82)	1.08	5.04	3.52	(0.79)	2.66

Less Distributions to Shareholders from:

Net realized gain on investments	—	(3.37)	(2.32)	(1.63)	(3.89)	(1.86)

Net Asset Value, End of Period	$10.14	$14.96	$17.25	$14.53	$12.64	$17.32

Total Return[3,6]	(32.22)%[7]	6.81%	35.19%	28.13%	(4.21)%	16.11%[7]

Ratio of net expenses to average net assets[13]	1.05%[9]	1.05%[10]	1.03%	1.01%	1.00%	1.10%[9]

Ratio of gross expenses to average net assets[11]	1.08%[9]	1.07%[10]	1.07%	1.03%	1.01%	1.11%[9]

Ratio of net investment loss to average net assets[3]	(0.80)%[9]	(0.85)%	(0.66)%	(0.47)%	(0.46)%	(0.35)%[9]

Portfolio turnover	23%[7]	65%	71%	62%	63%	58%

Net assets end of period (000’s) omitted	$8,070	$12,380	$12,062	$11,333	$174,914	$2,065

32

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$15.03	$17.30	$14.55	$12.65	$17.33	$15.84

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.04)	(0.14)	(0.09)[4]	(0.07)	(0.08)	(0.05)[5]

Net realized and unrealized gain (loss) on investments	(4.81)	1.24	5.16	3.60	(0.71)	3.40

Total income (loss) from investment operations	(4.85)	1.10	5.07	3.53	(0.79)	3.35

Less Distributions to Shareholders from:

Net realized gain on investments	—	(3.37)	(2.32)	(1.63)	(3.89)	(1.86)

Net Asset Value, End of Period	$10.18	$15.03	$17.30	$14.55	$12.65	$17.33

Total Return[3,6]	(32.27)%[7]	6.91%	35.35%	28.19%	(4.21)%	21.14%

Ratio of net expenses to average net assets[8]	0.98%[9]	0.97%[10]	0.96%	0.97%	0.96%	1.03%

Ratio of gross expenses to average net assets[11]	1.01%[9]	0.99%[10]	1.00%	0.99%	0.97%	1.04%

Ratio of net investment loss to average net assets[3]	(0.72)%[9]	(0.77)%	(0.59)%	(0.43)%	(0.42)%	(0.28)%

Portfolio turnover	23%[7]	65%	71%	62%	63%	58%

Net assets end of period (000’s) omitted	$174,072	$312,604	$320,535	$367,787	$601,789	$866,289

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.10), and $(0.09) for Class N, Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.09), and $(0.09) for Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30 2022, 0.02% for the fiscal year ended December 31, 2021, 0.03% for the fiscal year ended December 31, 2020, 0.02% for the fiscal year ended 2019 and 0.01% for each fiscal year ended 2018 and 2017.

[9]	Annualized.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Commencement of operations was on February 27, 2017.

[13]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30 2022, 0.02% for the fiscal year ended December 31, 2021, 0.03% for the fiscal year ended December 31, 2020, 0.02% for the fiscal year ended 2019, 0.01% for the fiscal year ended 2018 and 0.01% for the fiscal period ended 2017.

33

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$17.24	$19.66	$17.69	$15.00	$18.40	$17.26

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.04)	(0.10)[4]	(0.09)[5]	(0.07)	(0.08)	(0.12)[6]

Net realized and unrealized gain (loss) on investments	(4.32)	3.11	5.84	5.62	(0.78)	3.98

Total income (loss) from investment operations	(4.36)	3.01	5.75	5.55	(0.86)	3.86

Less Distributions to Shareholders from:

Net realized gain on investments	—	(5.43)	(3.78)	(2.86)	(2.54)	(2.72)

Net Asset Value, End of Period	$12.88	$17.24	$19.66	$17.69	$15.00	$18.40

Total Return[3,7]	(25.29)%[8]	15.92%	33.03%	37.15%	(4.55)%	22.40%

Ratio of net expenses to average net assets[9]	1.17%[10]	1.17%	1.17%	1.17%	1.17%	1.23%

Ratio of gross expenses to average net assets[11]	1.18%[10]	1.18%	1.18%	1.18%	1.18%	1.24%

Ratio of net investment loss to average net assets[3]	(0.57)%[10]	(0.46)%	(0.48)%	(0.38)%	(0.39)%	(0.66)%

Portfolio turnover	21%[8]	53%	74%	65%	59%	54%

Net assets end of period (000’s) omitted	$367,345	$535,289	$613,501	$518,267	$375,505	$519,337

34

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017[12]

Net Asset Value, Beginning of Period	$18.31	$20.58	$18.35	$15.46	$18.86	$18.73

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.03)	(0.07)[4]	(0.07)[5]	(0.05)	(0.05)	(0.09)[6]

Net realized and unrealized gain (loss) on investments	(4.59)	3.25	6.08	5.80	(0.81)	2.94

Total income (loss) from investment operations	(4.62)	3.18	6.01	5.75	(0.86)	2.85

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	—	—	—	—

Net realized gain on investments	—	(5.43)	(3.78)	(2.86)	(2.54)	(2.72)

Total distributions to shareholders	—	(5.45)	(3.78)	(2.86)	(2.54)	(2.72)

Net Asset Value, End of Period	$13.69	$18.31	$20.58	$18.35	$15.46	$18.86

Total Return[3,7]	(25.23)%[8]	16.04%	33.27%	37.33%	(4.45)%	15.24%[8]

Ratio of net expenses to average net assets[13]	1.02%[10]	1.02%	1.04%	1.07%	1.02%	1.08%[10]

Ratio of gross expenses to average net assets[11]	1.03%[10]	1.03%	1.05%	1.08%	1.03%	1.09%[10]

Ratio of net investment loss to average net assets[3]	(0.42)%[10]	(0.31)%	(0.35)%	(0.28)%	(0.24)%	(0.52)%[10]

Portfolio turnover	21%[8]	53%	74%	65%	59%	54%

Net assets end of period (000’s) omitted	$339,912	$431,797	$526,800	$472,524	$353,282	$397,061

35

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$18.39	$20.65	$18.39	$15.48	$18.87	$17.61

Income (loss) from Investment Operations:

Net investment loss[2,3]	(0.03)	(0.06)[4]	(0.05)[5]	(0.03)	(0.04)	(0.09)[6]

Net realized and unrealized gain (loss) on investments	(4.60)	3.27	6.09	5.80	(0.81)	4.07

Total income (loss) from investment operations	(4.63)	3.21	6.04	5.77	(0.85)	3.98

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	—	—	—	—

Net realized gain on investments	—	(5.43)	(3.78)	(2.86)	(2.54)	(2.72)

Total distributions to shareholders	—	(5.47)	(3.78)	(2.86)	(2.54)	(2.72)

Net Asset Value, End of Period	$13.76	$18.39	$20.65	$18.39	$15.48	$18.87

Total Return[3,7]	(25.18)%[8]	16.10%	33.36%	37.41%	(4.39)%	22.63%

Ratio of net expenses to average net assets[9]	0.97%[10]	0.97%	0.97%	0.97%	0.97%	1.03%

Ratio of gross expenses to average net assets[11]	0.98%[10]	0.98%	0.98%	0.98%	0.98%	1.04%

Ratio of net investment loss to average net assets[3]	(0.37)%[10]	(0.26)%	(0.28)%	(0.18)%	(0.19)%	(0.46)%

Portfolio turnover	21%[8]	53%	74%	65%	59%	54%

Net assets end of period (000’s) omitted	$574,529	$810,210	$896,929	$894,390	$948,380	$1,171,466

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11), $(0.08) and $(0.07) for Class N, Class I and Class Z, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.14), $(0.11) and $(0.11) for Class N, Class I and Class Z, respectively.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Not annualized.

[9]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2022, and 0.01% for each fiscal year ended 2021, 2020, 2019, 2018 and 2017.

[10]	Annualized.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Commencement of operations was on February 27, 2017.

[13]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2022, 0.01% for each fiscal year ended 2021, 2020, 2019 and 2018 and 0.01% for the fiscal period ended 2017.

36

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$18.49	$18.44	$16.24	$12.72	$16.99	$12.35

Income (loss) from Investment Operations:

Net investment income[2,3]	0.15 [4]	0.09	0.02	0.21 [5]	0.18	0.08 [6]

Net realized and unrealized gain (loss) on investments	(5.72)	0.14	2.18	3.55	(4.35)	4.69

Total income (loss) from investment operations	(5.57)	0.23	2.20	3.76	(4.17)	4.77

Less Distributions to Shareholders from:

Net investment income	—	(0.18)	—	(0.24)	(0.10)	(0.06)

Net realized gain on investments	—	—	—	—	—	(0.07)

Total distributions to shareholders	—	(0.18)	—	(0.24)	(0.10)	(0.13)

Net Asset Value, End of Period	$12.92	$18.49	$18.44	$16.24	$12.72	$16.99

Total Return[3,7]	(30.13)%[8]	1.25%	13.55%	29.56%	(24.54)%	38.63%

Ratio of net expenses to average net assets	1.24%[9]	1.22%	1.23%	1.23%	1.23%	1.29%

Ratio of gross expenses to average net assets[10]	1.24%[9]	1.22%	1.23%	1.23%	1.23%	1.30%

Ratio of net investment income to average net assets[3]	2.01%[9]	0.47%	0.17%	1.43%	1.07%	0.53%

Portfolio turnover	41%[8]	73%	57%	40%	46%	48%

Net assets end of period (000’s) omitted	$13,201	$21,202	$45,389	$70,532	$88,913	$238,935

37

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017[11]

Net Asset Value, Beginning of Period	$18.52	$18.49	$16.26	$12.74	$17.08	$13.18

Income (loss) from Investment Operations:

Net investment income[2,3]	0.16 [4]	0.12	0.05	0.24 [5]	0.20	0.11 [6]

Net realized and unrealized gain (loss) on investments	(5.72)	0.13	2.19	3.55	(4.37)	3.94

Total income (loss) from investment operations	(5.56)	0.25	2.24	3.79	(4.17)	4.05

Less Distributions to Shareholders from:

Net investment income	—	(0.22)	(0.01)	(0.27)	(0.17)	(0.08)

Net realized gain on investments	—	—	—	—	—	(0.07)

Total distributions to shareholders	—	(0.22)	(0.01)	(0.27)	(0.17)	(0.15)

Net Asset Value, End of Period	$12.96	$18.52	$18.49	$16.26	$12.74	$17.08

Total Return[3,7]	(30.02)%[8]	1.36%	13.75%	29.78%	(24.42)%	30.72%[8]

Ratio of net expenses to average net assets	1.09%[9]	1.07%	1.08%	1.06%	1.06%	1.09%[9]

Ratio of gross expenses to average net assets[10]	1.09%[9]	1.07%	1.08%	1.06%	1.06%	1.10%[9]

Ratio of net investment income to average net assets[3]	2.16%[9]	0.62%	0.32%	1.60%	1.24%	0.77%[9]

Portfolio turnover	41%[8]	73%	57%	40%	46%	48%

Net assets end of period (000’s) omitted	$293,174	$614,652	$629,502	$658,599	$538,749	$182,528

38

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$18.53	$18.50	$16.26	$12.75	$17.08	$12.41

Income (loss) from Investment Operations:

Net investment income[2,3]	0.17 [4]	0.14	0.06	0.25 [5]	0.21	0.11 [6]

Net realized and unrealized gain (loss) on investments	(5.73)	0.12	2.20	3.55	(4.36)	4.71

Total income (loss) from investment operations	(5.56)	0.26	2.26	3.80	(4.15)	4.82

Less Distributions to Shareholders from:

Net investment income	—	(0.23)	(0.02)	(0.29)	(0.18)	(0.08)

Net realized gain on investments	—	—	—	—	—	(0.07)

Total distributions to shareholders	—	(0.23)	(0.02)	(0.29)	(0.18)	(0.15)

Net Asset Value, End of Period	$12.97	$18.53	$18.50	$16.26	$12.75	$17.08

Total Return[3,7]	(30.01)%[8]	1.47%	13.90%	29.77%	(24.29)%	38.86%

Ratio of net expenses to average net assets	0.99%[9]	0.97%	0.98%	0.98%	0.98%	1.04%

Ratio of gross expenses to average net assets[10]	0.99%[9]	0.97%	0.98%	0.98%	0.98%	1.05%

Ratio of net investment income to average net assets[3]	2.26%[9]	0.72%	0.42%	1.68%	1.32%	0.70%

Portfolio turnover	41%[8]	73%	57%	40%	46%	48%

Net assets end of period (000’s) omitted	$273,706	$396,236	$397,976	$401,528	$372,085	$252,951

[1]	Effective February 27, 2017, the Class I and Class S were renamed Class Z and Class N, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.13 and $0.14 for
Class N, Class I and Class Z, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.18 and $0.20 for
Class N, Class I and Class Z, respectively.

[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05 and $0.05 for
Class N, Class I and Class Z, respectively.

[7]	The total return is calculated using the published Net Asset Value as of period end.

[8]	Not annualized.

[9]	Annualized.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on February 27, 2017.

39

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$10.52	$13.66	$11.03	$9.49	$12.32	$10.94

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	(0.03)	0.13 [5]	0.03	0.08	0.03

Net realized and unrealized gain (loss) on investments	(2.26)	1.22	2.50	1.53	(2.34)	2.33

Total income (loss) from investment operations	(2.26)	1.19	2.63	1.56	(2.26)	2.36

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.00)[4]	(0.02)	(0.01)	(0.15)

Net realized gain on investments	—	(4.26)	—	—	(0.56)	(0.83)

Paid in capital	—	—	—	(0.00)[4]	—	—

Total distributions to shareholders	—	(4.33)	(0.00)[4]	(0.02)	(0.57)	(0.98)

Net Asset Value, End of Period	$8.26	$10.52	$13.66	$11.03	$9.49	$12.32

Total Return[3,6]	(21.48)%[7]	9.10%	23.86%	16.49%	(18.30)%	21.72%[7]

Ratio of net expenses to average net assets	1.68%[8,9]	1.68%[10]	1.65%	1.67%[9]	1.67%	1.65%[8]

Ratio of gross expenses to average net assets[11]	3.35%[8]	3.03%	3.66%	4.29%	3.87%	5.02%[8]

Ratio of net investment income (loss) to average net assets[3]	(0.08)%[8]	(0.19)%	1.22%	0.31%	0.68%	0.28%[8]

Portfolio turnover	51%[7]	139%	129%	103%	84%	81%

Net assets end of period (000’s) omitted	$22	$49	$43	$39	$31	$43

40

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.56	$13.70	$11.05	$9.51	$12.35	$10.05

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.03	0.18 [5]	0.07	0.11	0.06

Net realized and unrealized gain (loss) on investments	(2.27)	1.23	2.51	1.53	(2.33)	3.23

Total income (loss) from investment operations	(2.25)	1.26	2.69	1.60	(2.22)	3.29

Less Distributions to Shareholders from:

Net investment income	—	(0.14)	(0.04)	(0.05)	(0.06)	(0.16)

Net realized gain on investments	—	(4.26)	—	—	(0.56)	(0.83)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	—	(4.40)	(0.04)	(0.06)	(0.62)	(0.99)

Net Asset Value, End of Period	$8.31	$10.56	$13.70	$11.05	$9.51	$12.35

Total Return[3,6]	(21.31)%[7]	9.50%	24.49%	16.83%	(17.90)%	32.85%

Ratio of net expenses to average net assets	1.29%[8,9]	1.28%[10]	1.25%	1.27%[9]	1.27%	1.25%

Ratio of gross expenses to average net assets[11]	2.96%[8]	2.63%	3.26%	3.89%	3.47%	4.59%

Ratio of net investment income to average net assets[3]	0.31%[8]	0.21%	1.62%	0.71%	1.08%	0.53%

Portfolio turnover	51%[7]	139%	129%	103%	84%	81%

Net assets end of period (000’s) omitted	$332	$434	$396	$310	$273	$13

41

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.55	$13.70	$11.05	$9.51	$12.35	$10.05

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.03	0.18 [5]	0.07	0.12	0.06

Net realized and unrealized gain (loss) on investments	(2.27)	1.22	2.51	1.53	(2.34)	3.23

Total income (loss) from investment operations	(2.25)	1.25	2.69	1.60	(2.22)	3.29

Less Distributions to Shareholders from:

Net investment income	—	(0.14)	(0.04)	(0.05)	(0.06)	(0.16)

Net realized gain on investments	—	(4.26)	—	—	(0.56)	(0.83)

Paid in capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	—	(4.40)	(0.04)	(0.06)	(0.62)	(0.99)

Net Asset Value, End of Period	$8.30	$10.55	$13.70	$11.05	$9.51	$12.35

Total Return[3,6]	(21.33)%[7]	9.51%	24.40%	16.83%	(17.90)%	32.85%

Ratio of net expenses to average net assets	1.28%[8,9]	1.28%[10]	1.25%	1.27%[9]	1.27%	1.25%

Ratio of gross expenses to average net assets[11]	2.95%[8]	2.63%	3.26%	3.89%	3.47%	4.59%

Ratio of net investment income to average net assets[3]	0.32%[8]	0.21%	1.62%	0.71%	1.08%	0.53%

Portfolio turnover	51%[7]	139%	129%	103%	84%	81%

Net assets end of period (000’s) omitted	$4,711	$7,473	$6,766	$5,473	$5,513	$6,850

[1]	Commencement of operations was on February 27, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Less than $(0.005) per share.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11, $0.16 and $0.16 for
Class N, Class I and Class Z, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense totaling 0.03% for the six months ended June 30, 2022 and 0.02% for the fiscal year ended 2019, relating to interfund lending and bank overdrafts.

[10]	Includes expense totaling 0.03% relating to excise tax expense.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

42

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2022
Class N	(unaudited)	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.50	$12.05	$10.84	$7.95	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.02	0.00 [4,5]	(0.02)	0.04	0.00 [5]

Net realized and unrealized gain (loss) on investments	(3.60)	1.31	1.23	2.95	(2.05)

Total income (loss) from investment operations	(3.58)	1.31	1.21	2.99	(2.05)

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.10)	—

Net realized gain on investments	—	(0.86)	—	—	—

Total distributions to shareholders	—	(0.86)	—	(0.10)	—

Net Asset Value, End of Period	$8.92	$12.50	$12.05	$10.84	$7.95

Total Return[3,6]	(28.64)%[7]	11.08%	11.16%	37.60%	(20.50)%[7]

Ratio of net expenses to average net assets	1.25%[8]	1.25%	1.25%	1.27%[9]	1.25%[8]

Ratio of gross expenses to average net assets[10]	4.37%[8]	4.28%	6.48%	7.45%	11.67%[8,11]

Ratio of net investment income (loss) to average net assets[3]	0.40%[8]	0.00%[12]	(0.18)%	0.42%	0.07%[8]

Portfolio turnover	28%[7]	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$50	$69	$63	$44	$24

43

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2022
Class I	(unaudited)	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.54	$12.09	$10.85	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.03	0.03 [4]	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	(3.60)	1.31	1.23	2.96	(2.06)

Total income (loss) from investment operations	(3.57)	1.34	1.24	3.02	(2.04)

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	—	(0.13)	—

Net realized gain on investments	—	(0.86)	—	—	—

Total distributions to shareholders	—	(0.89)	—	(0.13)	—

Net Asset Value, End of Period	$8.97	$12.54	$12.09	$10.85	$7.96

Total Return[3,6]	(28.47)%[7]	11.29%	11.43%	37.96%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	4.12%[8]	4.03%	6.23%	7.20%	11.42%[8,11]

Ratio of net investment income to average net assets[3]	0.65%[8]	0.25%	0.07%	0.67%	0.32%[8]

Portfolio turnover	28%[7]	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$29	$41	$37	$33	$24

44

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal years ended December 31,			December 31,
	June 30, 2022
Class Z	(unaudited)	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$12.55	$12.09	$10.86	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.03	0.03 [4]	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	(3.61)	1.32	1.22	2.97	(2.06)

Total income (loss) from investment operations	(3.58)	1.35	1.23	3.03	(2.04)

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	—	(0.13)	—

Net realized gain on investments	—	(0.86)	—	—	—

Total distributions to shareholders	—	(0.89)	—	(0.13)	—

Net Asset Value, End of Period	$8.97	$12.55	$12.09	$10.86	$7.96

Total Return[3,6]	(28.53)%[7]	11.38%	11.33%	38.09%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	4.12%[8]	4.03%	6.23%	7.20%	11.42%[8,11]

Ratio of net investment income to average net assets[3]	0.65%[8]	0.25%	0.07%	0.67%	0.32%[8]

Portfolio turnover	28%[7]	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$1,831	$2,578	$2,186	$2,032	$1,443

[1]	Commencement of operations was on May 31, 2018.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income/(loss) per share would have been $(0.02), $0.01 and $0.01 for Class N, Class I and Class Z, respectively.

[5]	Less than $0.005 per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense on interfund lending and excise tax expense totaling 0.02%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

[12]	Less than 0.005%.

45

Notes to Financial Statements (unaudited) June 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of
60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

46

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2022, the impact on the expenses and expense ratios, if any, were as follows: Small Cap - $27,943 or 0.01% and Mid Cap - $61,125 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses, distributions in excess of earnings, tax equalization utilized and redemptions in kind. Temporary differences are due to mark-to-market on passive foreign investment companies, mark to market of foreign currency, wash sale loss deferrals, and the deferral of qualified late year losses.

At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Small Cap	$269,816,377	$37,379,953	$(52,421,704)	$(15,041,751)

Mid Cap	1,119,330,009	280,709,034	(93,031,988)	187,677,046

International Small Cap	639,493,472	48,664,616	(103,327,290)	(54,662,674)

Emerging Markets Small Cap	6,106,536	151,491	(1,165,116)	(1,013,625)

Global Small Cap	2,160,740	132,953	(338,571)	(205,618)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

47

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2021, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

International Small Cap	$54,268,987	—	$54,268,987

As of December 31, 2021, Small Cap, Mid Cap, Emerging Markets Small Cap and Global Small Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the fiscal year ended December 31, 2021, Mid Cap transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $96,239,592. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	687,912	$7,721,107	930,439	$15,571,628	1,312,519	$19,307,669	3,047,700	$63,868,231

Shares issued in reinvestment of distributions	—	—	1,230,987	16,889,145	—	—	7,682,488	129,603,580

Shares redeemed	(462,851)	(5,171,598)	(2,843,265)	(48,167,312)	(3,839,923)	(56,269,136)	(10,883,148)	(223,239,974)

Net increase (decrease)	225,061	$2,549,509	(681,839)	$(15,706,539)	(2,527,404)	$(36,961,467)	(152,960)	$(29,768,163)

Class I:

Shares sold	31,073	$354,829	79,467	$1,373,565	3,670,690	$57,135,988	4,176,242	$93,109,355

Shares issued in reinvestment of distributions	—	—	154,084	2,245,001	—	—	5,558,491	99,608,163

Shares redeemed	(62,406)	(728,326)	(105,412)	(1,906,387)	(2,421,900)	(37,072,768)	(11,757,412)	(263,905,674)

Net increase (decrease)	(31,333)	$(373,497)	128,139	$1,712,179	1,248,790	$20,063,220	(2,022,679)	$(71,188,156)

Class Z:

Shares sold	629,431	$7,801,092	1,427,078	$24,765,445	3,300,833	$52,155,496	4,442,505	$95,320,322

Shares issued in reinvestment of distributions	—	—	3,693,532	54,036,383	—	—	10,284,038	185,112,679

Shares redeemed	(4,342,273)	(54,066,367)	(2,849,416)	(50,307,100)	(5,579,781)	(85,668,534)	(14,118,081)	(309,265,549)[1]

Net increase (decrease)	(3,712,842)	$(46,265,275)	2,271,194	$28,494,728	(2,278,948)	$(33,513,038)	608,462	$(28,832,548)

[1] Includes redemption in-kind in the amount of $96,239,592.

		International Small Cap				Emerging Markets Small Cap

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	75,233	$1,107,263	134,982	$2,573,892	134	$1,201	4,935	$78,379

Shares issued in reinvestment of distributions	—	—	11,270	202,193	—	—	1,336	13,885

Shares redeemed	(200,629)	(3,030,549)	(1,460,668)	(27,664,145)	(2,093)	(20,725)	(4,734)	(71,083)

Net increase (decrease)	(125,396)	$(1,923,286)	(1,314,416)	$(24,888,060)	(1,959)	$(19,524)	1,537	$21,181

48

Notes to Financial Statements (continued)

	International Small Cap				Emerging Markets Small Cap

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	5,136,847	$80,470,491	10,853,232	$208,442,162	—	—	3,903	$62,945

Shares issued in reinvestment of distributions	—	—	382,596	6,879,080	—	—	12,182	127,065

Shares redeemed	(15,698,504)	(232,827,825)	(12,100,730)	(230,937,471)	(1,084)	$(10,580)	(3,903)	(61,007)

Net increase (decrease)	(10,561,657)	$(152,357,334)	(864,902)	$(15,616,229)	(1,084)	$(10,580)	12,182	$129,003

Class Z:

Shares sold	3,683,156	$57,670,440	2,778,649	$52,217,687	527	$5,000	8,876	$130,100

Shares issued in reinvestment of distributions	—	—	266,202	4,786,311	—	—	208,460	2,172,152

Shares redeemed	(3,963,960)	(54,856,182)	(3,176,564)	(60,852,960)	(141,305)	(1,301,496)	(3,176)	(45,409)

Net increase (decrease)	(280,804)	$2,814,258	(131,713)	$(3,848,962)	(140,778)	$(1,296,496)	214,160	$2,256,843

		Global Small Cap

	June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount

Class N:

Shares issued in reinvestment of distributions	—	—	367	$4,448

Class I:

Shares issued in reinvestment of distributions	—	—	221	$2,692

Class Z:

Shares sold	4,550	$50,000	16,217	$212,500

Shares issued in reinvestment of distributions	—	—	13,966	169,825

Shares redeemed	(5,982)	(60,655)	(5,491)	(65,772)

Net increase (decrease)	(1,432)	$(10,655)	24,692	$316,553

At June 30, 2022, certain shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Small Cap -two own 37%; Global Small Cap - four own 85%. Transactions by these shareholders may have a material impact on the Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2022, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap were $11,833,887, $23,352,345, $12,442,766, $35,006 and $21,439, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between

49

Notes to Financial Statements (continued)

trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2022, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.79%

Mid Cap	0.79%

International Small Cap	0.75%

Emerging Markets Small Cap	0.95%

Global Small Cap	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap to the annual rate of 0.99%, 1.13%, 1.05%, 1.25% and 1.00%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At June 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	Emerging Markets Small Cap	Global Small Cap

Less than 1 year	$22,568	$147,366	$118,900

1-2 years	14,640	95,066	79,007

2-3 years	28,920	122,036	73,377

Total	$66,128	$364,468	$271,284

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Emerging Markets Small Cap and Global Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Emerging Markets Small Cap and Global Small Cap’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of Emerging Markets Small Cap’s and Global Small Cap’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder

50

Notes to Financial Statements (continued)

recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.20%	0.20%

Class I	0.10%	0.08%

Mid Cap

Class N	0.20%	0.20%

Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.10%

Emerging Markets Small Cap

Class N	0.15%	0.15%

Class I	0.15%	0.01%

Global Small Cap

Class N	0.15%	—

Class I	0.15%	—

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2022, Emerging Markets Small Cap had interfund loans of $91,065 outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap	$1,073,814	1	$50	1.683%

Mid Cap	1,184,141	4	217	1.673%

International Small Cap	2,044,125	4	263	1.174%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

International Small Cap	$16,802,372	10	$7,807	1.696%

Emerging Markets Small Cap	204,779	27	236	1.332%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$70,262,248	$108,548,674

Mid Cap	311,579,228	356,546,274

International Small Cap	323,769,045	465,388,248

Emerging Markets Small Cap	3,411,998	4,773,140

Global Small Cap	622,019	702,631

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are

51

Notes to Financial Statements (continued)

terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$16,738,493	$11,833,887	$5,500,775	$17,334,662

Mid Cap	39,186,647	23,352,345	17,591,052	40,943,397

International Small Cap	10,109,496	12,442,766	99,014	12,541,780

Emerging Markets Small Cap	31,894	35,006	—	35,006

Global Small Cap	32,816	21,439	20,220	41,659

The following table summarizes the securities received as collateral for securities lending at June 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000%-4.625%	07/14/22-11/15/51

Mid Cap	U.S. Treasury Obligations	0.000%-4.750%	07/31/22-05/15/52

International Small Cap	U.S. Treasury Obligations	0.125%-4.500%	07/31/22-05/15/48

Global Small Cap	U.S. Treasury Obligations	0.010%-4.625%	01/15/23-05/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

52

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2022:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Cantor Fitzgerald Securities, Inc.	$2,810,700	—	$2,810,700	$2,810,700	—

Citigroup Global Markets, Inc.	591,156	—	591,156	591,156	—

MUFG Securities America, Inc.	2,810,677	—	2,810,677	2,810,677	—

National Bank Financial	2,810,677	—	2,810,677	2,810,677	—

RBC Dominion Securities, Inc.	2,810,677	—	2,810,677	2,810,677	—

Total	$11,833,887	—	$11,833,887	$11,833,887	—

Mid Cap

Cantor Fitzgerald Securities, Inc.	$5,546,500	—	$5,546,500	$5,546,500	—

Citadel Securities LLC	2,721,907	—	2,721,907	2,721,907	—

Deutsche Bank Securities, Inc.	800,543	—	800,543	800,543	—

National Bank Financial	5,546,508	—	5,546,508	5,546,508	—

RBC Dominion Securities, Inc.	5,546,508	—	5,546,508	5,546,508	—

State of Wisconsin Investment Board	3,190,379	—	3,190,379	3,190,379	—

Total	$23,352,345	—	$23,352,345	$23,352,345	—

International Small Cap

Bank of America Securities, Inc.	$2,955,292	—	$2,955,292	$2,955,292	—

Cantor Fitzgerald Securities, Inc.	2,955,300	—	2,955,300	2,955,300	—

Citigroup Global Markets, Inc.	621,590	—	621,590	621,590	—

Daiwa Capital Markets America	2,955,292	—	2,955,292	2,955,292	—

RBC Dominion Securities, Inc.	2,955,292	—	2,955,292	2,955,292	—

Total	$12,442,766	—	$12,442,766	$12,442,766	—

Emerging Markets Small Cap

HSBC Securities USA, Inc.	$35,006	—	$35,006	$35,006	—

Global Small Cap

HSBC Securities USA, Inc.	$21,439	—	$21,439	$21,439	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

53

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 22, 2022, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period, in the top quintile relative to its Peer Group for the 3-year period, in the top quartile relative to its Peer Group for the 10-year period, and in the top third relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance of the Fund Benchmark and the Fund’s underperformance relative to the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year and 5-year periods ended March 31, 2022 and for the period from the Fund’s inception on January 2, 2013 through March 31, 2022 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and Peer Group and noted the impact of the Fund’s underperformance during certain calendar years on its longer-term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2022 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2022 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund outperformed the Peer Group for all relevant time periods and that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year period and in the top quintile relative to its Peer Group for the 1-year and 5-year periods and for the period from the Fund’s inception through March 31, 2022. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Global Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2022 and for the period from the Fund’s inception on May 30, 2018 through March 31, 2022 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI World Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including reasons for the

Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 22, 2022 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

55

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of

Class Z shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Global Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares of the Fund as of March 31, 2022 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

56

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight	to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders.	Accordingly, on June 22, 2022, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

57

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

58

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA

01581 800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

Garrett W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063022 SAR012

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2022

AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX | Class I: YAFIX

AMG Yacktman Global Fund

Class N: YFSNX | Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX | Class Z: YASLX

amgfunds.com |	063022	SAR071

AMG Funds Semi-Annual Report — June 30, 2022 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	10

AMG Yacktman Global Fund	15

AMG Yacktman Special Opportunities Fund	20

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	27
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	29
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	30
Detail of changes in assets for the past two fiscal periods

Financial Highlights	32
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	39
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	46

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	49

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG Yacktman Fund

Based on Actual Fund Return

Class I	0.70%	$1,000	$873	$3.25

Based on Hypothetical 5% Annual Return

Class I	0.70%	$1,000	$1,021	$3.51

AMG Yacktman Focused Fund

Based on Actual Fund Return

Class N	1.25%	$1,000	$865	$5.78

Class I	1.06%	$1,000	$866	$4.90

Based on Hypothetical 5% Annual Return

Class N	1.25%	$1,000	$1,019	$6.26

Class I	1.06%	$1,000	$1,020	$5.31

AMG Yacktman Global Fund

Based on Actual Fund Return

Class N	1.11%	$1,000	$848	$5.09

Class I	0.93%	$1,000	$850	$4.26

Based on Hypothetical 5% Annual Return

Class N	1.11%	$1,000	$1,019	$5.56

Class I	0.93%	$1,000	$1,020	$4.66

Six Months Ended June 30, 2022	Expense Ratio for the Period	Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Expenses Paid During the Period*

AMG Yacktman Special Opportunities Fund

Based on Actual Fund Return

Class I	1.90%†	$1,000	$841	$8.67

Class Z	1.80%†	$1,000	$841	$8.22

Based on Hypothetical 5% Annual Return

Class I	1.90%†	$1,000	$1,015	$9.49

Class Z	1.80%†	$1,000	$1,016	$9.00

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

†	Includes a performance fee adjustment amounting to 0.16% of average daily net assets which is not annualized. (See Note 2 of Notes to Financial Statements.)

2

Fund Performance (unaudited) Periods ended June 30, 2022

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2022.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Yacktman Fund[2,3,4,5,6,7,8,9,10,11,12]

Class I	(12.70%)	(8.43%)	9.74%	10.34%	10.21%	07/06/92

Russell 1000® Value Index20, [22]	(12.86%)	(6.82%)	7.17%	10.50%	9.52%	07/06/92	†

S&P 500® Index21, [22]	(19.96%)	(10.62%)	11.31%	12.96%	9.80%	07/06/92	†

AMG Yacktman Focused Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15

Class N	(13.53%)	(10.51%)	9.70%	10.35%	9.52%	05/01/97

Class I	(13.44%)	(10.36%)	9.90%	–	10.87%	07/24/12

Russell 1000® Value Index20, [22]	(12.86%)	(6.82%)	7.17%	10.50%	7.96%	05/01/97	†

S&P 500® Index21, [22]	(19.96%)	(10.62%)	11.31%	12.96%	8.37%	05/01/97	†

AMG Yacktman Global Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	(15.16%)	(15.34%)	9.65%	–	10.29%	01/30/17

Class I	(15.04%)	(15.17%)	9.72%	–	10.35%	01/30/17

MSCI World Index[23]	(20.51%)	(14.34%)	7.67%	–	8.61%	01/30/17	†

AMG Yacktman Special Opportunities Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 17, 18, 19

Class I	(15.87%)	(16.02%)	5.71%	–	7.85%	06/30/15

Class Z	(15.90%)	(15.98%)	5.80%	–	6.06%	06/30/14

MSCI ACWI All Cap Index[24]	(20.46%)	(16.61%)	6.68%	–	6.00%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2022. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[7] High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[8] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[9]   Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[11]  The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[13]  The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[14]  The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

3

Fund Performance Periods ended June 30, 2022 (continued)

[15]  A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[16]  The Fund may invest greater than 5% of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions.

[17]  The Fund’s investment management fees are subject to a performance adjustment, which could increase or reduce the investment management fees paid by the Fund. The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund. The performance adjustment could increase the Investment Manager’s fee (and, in turn, the Subadviser’s fee) even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease the Investment Manager’s fee (and, in turn, the Subadviser’s fee) even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.

[18]  The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[19]  The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information, and reliance on a limited number of products.

[20]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[22]  The Russell 1000® Value Index and the S&P 500® Index are provided for illustrative purposes only. The S&P 500® is included to give the shareholder a perspective of the historical performance of the U.S. equity market.

[23]  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

[24]  The MSCI ACWI All Cap Index captures large, mid, small and micro cap representation across certain Developed Markets (DM) and large, mid and small cap representation across certain Emerging Markets (EM). The Index is comprehensive, covering a significant percentage of the global equity investment opportunity set. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI All Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Value Index is a trademark of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Yacktman Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Staples	19.5

Communication Services	14.6

Information Technology	12.3

Industrials	10.1

Financials	9.7

Energy	7.7

Consumer Discretionary	5.0

Health Care	4.5

Materials	1.4

Short-Term Investments	15.0

Other Assets, Less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Canadian Natural Resources, Ltd. (Canada)	6.1

Samsung Electronics Co., Ltd., 2.700% (South Korea)	5.6

Bolloré SA (France)	5.6

PepsiCo, Inc.	4.0

Alphabet, Inc., Class C	3.0

Microsoft Corp.	2.9

The Procter & Gamble Co.	2.6

Cognizant Technology Solutions Corp., Class A	2.4

The Coca-Cola Co.	2.4

Sysco Corp.	2.2

Top Ten as a Group	36.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Yacktman Fund Fund Snapshots (continued) For the six months ended June 30, 2022

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

eBay, Inc.	1,250,000

Embecta Corp.	1,600,000

Warner Bros Discovery, Inc.	2,900,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

AMERCO	188,933	330,000

Samsung C&T Corp. (South Korea)	200,000	700,000

Sales	Net Shares Sold	Current Shares Held

Associated British Foods PLC (United Kingdom)	100,000	7,700,000

Brenntag SE (Germany)	50,000	2,700,000

Cisco Systems, Inc.	450,000	800,000

Cognizant Technology Solutions Corp., Class A	286,362	2,800,000

Continental AG (Germany)	240,000	600,000

Huntsman Corp.	2,900,000	—

Macy’s, Inc.	1,200,000	—

Oracle Corp.	300,000	700,000

Sysco Corp.	500,000	2,100,000

Vitesco Technologies Group AG (Germany)	168,000	—

6

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 77.7%

Communication Services - 14.6%

Alphabet, Inc., Class C*	111,000	$242,806,950

Bolloré SA (France)	97,075,700	452,542,139

Comcast Corp., Class A	1,100,000	43,164,000

Fox Corp., Class A1	2,400,000	77,184,000

Fox Corp., Class B	3,100,000	92,070,000

News Corp., Class A	8,900,000	138,662,000

The Walt Disney Co.*	900,000	84,960,000

Warner Bros Discovery, Inc.*	2,900,000	38,918,000

Total Communication Services		1,170,307,089

Consumer Discretionary - 4.2%

Booking Holdings, Inc.*	85,000	148,664,150

Continental AG (Germany)	600,000	42,113,257

eBay, Inc.	1,250,000	52,087,500

Hyundai Mobis Co., Ltd. (South Korea)	550,000	84,775,389

Rinnai Corp. (Japan)	180,000	12,398,966

Total Consumer Discretionary		340,039,262

Consumer Staples - 19.5%

Associated British Foods PLC (United Kingdom)	7,700,000	148,575,951

Beiersdorf AG, ADR (Germany)	4,000,000	81,600,000

The Coca-Cola Co.	3,000,000	188,730,000

Colgate-Palmolive Co.	1,100,000	88,154,000

Hengan International Group Co., Ltd. (China)	6,935,400	32,645,329

Ingredion, Inc.	1,150,000	101,384,000

KT&G Corp. (South Korea)	1,452,810	92,086,077

PepsiCo, Inc.	1,900,000	316,654,000

The Procter & Gamble Co.	1,450,000	208,495,500

Sysco Corp.[1]	2,100,000	177,891,000

Tyson Foods, Inc., Class A	1,460,000	125,647,600

Total Consumer Staples		1,561,863,457

Energy - 7.1%

Canadian Natural Resources, Ltd. (Canada)	9,100,000	488,488,000

Weatherford International PLC*,1,2	3,900,000	82,563,000

Total Energy		571,051,000

Financials - 9.7%

The Bank of New York Mellon Corp.	2,300,000	95,933,000

Berkshire Hathaway, Inc., Class B*	340,000	92,826,800

The Charles Schwab Corp.	1,825,000	115,303,500

First Hawaiian, Inc.[1]	1,530,000	34,746,300

FirstCash Holdings, Inc.	460,000	31,974,600

The Goldman Sachs Group, Inc.	130,000	38,612,600
State Street Corp.	1,900,000	117,135,000

	Shares	Value

U.S. Bancorp	2,800,000	$128,856,000

Wells Fargo & Co.	3,050,000	119,468,500

Total Financials		774,856,300

Health Care - 4.5%

Elevance Health, Inc.	300,000	144,774,000

Embecta Corp.*,1	1,600,000	40,512,000

Johnson & Johnson	1,000,000	177,510,000

Total Health Care		362,796,000

Industrials - 9.9%

AMERCO	330,000	157,815,900

Armstrong World Industries, Inc.	735,000	55,095,600

Brenntag SE (Germany)	2,700,000	176,791,218

GrafTech International, Ltd.	2,500,621	17,679,390

L3Harris Technologies, Inc.	355,000	85,803,500

Lockheed Martin Corp.	195,000	83,842,200

MSC Industrial Direct Co., Inc., Class A	530,000	39,808,300

Northrop Grumman Corp.	225,000	107,678,250

Samsung C&T Corp. (South Korea)	700,000	66,643,104

Total Industrials		791,157,462

Information Technology - 6.8%

Cisco Systems, Inc.	800,000	34,112,000

Cognizant Technology Solutions Corp., Class A	2,800,000	188,972,000

Corning, Inc.	1,100,000	34,661,000

Microsoft Corp.	900,000	231,147,000

Oracle Corp.	700,000	48,909,000

Samsung Electronics Co., Ltd. (South Korea)	200,000	8,821,472

Total Information Technology		546,622,472

Materials - 1.4%

Reliance Steel & Aluminum Co.	650,000	110,409,000

Total Common Stocks (Cost $4,437,112,379)		6,229,102,042

	Principal Amount

Corporate Bonds and Notes - 0.8%

Energy - 0.6%

W&T Offshore, Inc.

9.750%, 11/01/23[3]	$51,359,000	48,919,447

Industrials - 0.2%

Weatherford International, Ltd. (Bermuda)

11.000%, 12/01/24[3]	20,065,000	20,215,488

Total Corporate Bonds and Notes (Cost $66,935,608)		69,134,935

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stocks - 6.3%

Consumer Discretionary - 0.8%

Hyundai Motor Co., 5.600% (South Korea)	400,000	$27,030,966

Hyundai Motor Co., 5.630% (South Korea)	523,882	35,170,889

Total Consumer Discretionary		62,201,855

Information Technology - 5.5%

Samsung Electronics Co., Ltd., 2.700% (South Korea)	11,050,000	444,159,206

Total Preferred Stocks (Cost $304,566,646)		506,361,061

	Principal Amount

Short-Term Investments - 15.0%

Joint Repurchase Agreements - 0.0%#,4

RBC Dominion Securities, Inc., dated 06/30/22,due 07/01/22, 1.550% total to be received $542,870 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $553,704)	$542,847	542,847

	Shares	Value

Other Investment Companies - 15.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[5]	485,820,305	$485,820,305

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[5]	713,289,207	713,289,207

Total Other Investment Companies		1,199,109,512

Total Short-Term Investments (Cost $1,199,652,359)		1,199,652,359

Total Investments - 99.8% (Cost $6,008,266,992)		8,004,250,397

Other Assets, less Liabilities - 0.2%		16,446,369

Net Assets - 100.0%		$8,020,696,766

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $12,956,044 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Affiliated issuer. See summary of affiliated investment transaction for details.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $69,134,935 or 0.8% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The following schedule shows the value of affiliated investments at June 30, 2022.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Weatherford International PLC	3,900,000	—	—	—	$(25,545,000)	—	$82,563,000

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Consumer Staples	$1,288,556,100	$273,307,357	—	$1,561,863,457

Communication Services	717,764,950	452,542,139	—	1,170,307,089

Industrials	547,723,140	243,434,322	—	791,157,462

Financials	774,856,300	—	—	774,856,300

Energy	571,051,000	—	—	571,051,000

Information Technology	537,801,000	8,821,472	—	546,622,472

Health Care	362,796,000	—	—	362,796,000

Consumer Discretionary	200,751,650	139,287,612	—	340,039,262

Materials	110,409,000	—	—	110,409,000

Corporate Bonds and Notes†	—	69,134,935	—	69,134,935

Preferred Stocks†	—	506,361,061	—	506,361,061

Short-Term Investments

Joint Repurchase Agreements	—	542,847	—	542,847

Other Investment Companies	1,199,109,512	—	—	1,199,109,512

Total Investments in Securities	$6,310,818,652	$1,693,431,745	—	$8,004,250,397

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Bermuda	0.3

Canada	7.2

China	0.5

France	6.6

Germany	4.4

Japan	0.2

South Korea	11.1

United Kingdom	2.2

United States	67.5

100.0

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Focused Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Staples	22.7

Information Technology	15.2

Communication Services	15.0

Industrials	12.3

Energy	8.3

Financials	6.0

Consumer Discretionary	5.7

Health Care	2.1

Materials	1.8

Short-Term Investments	10.0

Other Assets, Less Liabilities[1]	0.9

[1]	Includes collateral and net unrealized appreciation on options contracts.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Samsung Electronics Co., Ltd., 2.700% (South Korea)	8.0

Canadian Natural Resources, Ltd. (Canada)	6.7

Bolloré SA (France)	6.6

PepsiCo, Inc.	5.5

Microsoft Corp.	4.0

KT&G Corp. (South Korea)	3.1

Associated British Foods PLC (United Kingdom)	3.1

Alphabet, Inc., Class C	3.0

Cognizant Technology Solutions Corp., Class A	2.7

The Procter & Gamble Co.	2.5

Top Ten as a Group	45.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG Yacktman Focused Fund Fund Snapshots (continued) For the six months ended June 30, 2022

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

Warner Bros Discovery, Inc.	1,315,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

AMERCO	88,661	159,000

Hyundai Home Shopping Network Corp. (South Korea)	37,395	600,000

Hyundai Motor Co., 5.600% (South Korea)	100,000	400,000

Samsung C&T Corp. (South Korea)	135,087	500,000

Yuasa Trading Co., Ltd. (Japan)	91,500	800,000

Sales	Net Shares Sold	Current Shares Held

Alphabet, Inc., Class C	2,000	50,000

Ambev S.A., ADR (Brazil)	2,000,000	5,000,000

Associated British Foods PLC (United Kingdom)	100,000	5,800,000

Brenntag SE (Germany)	50,000	1,250,000

The Coca-Cola Co.	100,000	1,200,000

Continental AG (Germany)	150,000	250,000

First Hawaiian, Inc.	150,000	250,000

Huntsman Corp.	1,400,000	—

Macy’s, Inc.	450,000	—

Microsoft Corp.	80,000	570,000

PepsiCo, Inc.	70,000	1,200,000

Vitesco Technologies Group AG (Germany)	80,000	—

11

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 77.1%

Communication Services - 15.0%

Alphabet, Inc., Class C*	50,000	$109,372,500

Bolloré SA (France)	51,746,528	241,229,107

Fox Corp., Class B	3,000,000	89,100,000

News Corp., Class A	3,685,000	57,412,300

News Corp., Class B	200,000	3,178,000

The Walt Disney Co.*	300,000	28,320,000

Warner Bros Discovery, Inc.*	1,315,000	17,647,300

Total Communication Services		546,259,207

Consumer Discretionary - 4.1%

Booking Holdings, Inc.*	35,000	61,214,650

Continental AG (Germany)	250,000	17,547,190

Hyundai Home Shopping Network Corp. (South Korea)[1]	600,000	23,442,206

Hyundai Mobis Co., Ltd. (South Korea)	260,000	40,075,639

Rinnai Corp. (Japan)	110,000	7,577,146

Total Consumer Discretionary		149,856,831

Consumer Staples - 22.4%

Ambev S.A., ADR (Brazil)	5,000,000	12,550,000

Associated British Foods PLC (United Kingdom)	5,800,000	111,914,353

The Coca-Cola Co.	1,200,000	75,492,000

Hengan International Group Co., Ltd. (China)	5,872,300	27,641,255

Ingredion, Inc.	540,000	47,606,400

KT&G Corp. (South Korea)	1,800,000	114,092,647

PepsiCo, Inc.	1,200,000	199,992,000

The Procter & Gamble Co.	630,000	90,587,700

Sysco Corp.	900,000	76,239,000

Tyson Foods, Inc., Class A	700,000	60,242,000

Total Consumer Staples		816,357,355

Energy - 7.7%

Canadian Natural Resources, Ltd. (Canada)	4,550,000	244,244,000

Weatherford International PLC*	1,700,000	35,989,000

Total Energy		280,233,000

Financials - 6.0%

The Bank of New York Mellon Corp.	650,000	27,111,500

Berkshire Hathaway, Inc., Class B*	100,000	27,302,000

The Charles Schwab Corp.	855,000	54,018,900

First Hawaiian, Inc.	250,000	5,677,500

State Street Corp.	800,000	49,320,000

U.S. Bancorp	750,000	34,515,000

Wells Fargo & Co.	500,000	19,585,000

Total Financials		217,529,900

	Shares	Value

Health Care - 2.1%

Johnson & Johnson	430,000	$76,329,300

Industrials - 10.8%

AMERCO	159,000	76,038,570

Brenntag SE (Germany)	1,250,000	81,847,786

L3Harris Technologies, Inc.	170,000	41,089,000

Lockheed Martin Corp.	95,000	40,846,200

Mitsuboshi Belting, Ltd. (Japan)	91,535	1,908,914

MSC Industrial Direct Co., Inc., Class A	220,000	16,524,200

Northrop Grumman Corp.	110,000	52,642,700

Samsung C&T Corp. (South Korea)	500,000	47,602,217

Societe BIC, S.A. (France)	300,000	16,460,913

Yuasa Trading Co., Ltd. (Japan)	800,000	19,776,981

Total Industrials		394,737,481

Information Technology - 7.2%

Cognizant Technology Solutions Corp., Class A	1,485,800	100,276,642

Microsoft Corp.	570,000	146,393,100

Oracle Corp.	250,000	17,467,500

Total Information Technology		264,137,242

Materials - 1.8%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	12,299,701

Reliance Steel & Aluminum Co.	310,000	52,656,600

Total Materials		64,956,301

Total Common Stocks
(Cost $2,245,216,945)		2,810,396,617

	Principal Amount

Corporate Bonds and Notes - 2.1%

Energy - 0.6%

W&T Offshore, Inc. 9.750%, 11/01/23[2]	$22,824,000	21,739,860

Industrials - 1.5%

Microsoft Corp.
2.000%, 08/08/23	11,500,000	11,386,640
2.375%, 05/01/23	19,000,000	18,938,041
2.650%, 11/03/22	2,000,000	2,001,402

PepsiCo, Inc. 0.750%, 05/01/23	14,623,000	14,376,988

Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2]	9,022,000	9,089,665

Total Industrials		55,792,736

Total Corporate Bonds and Notes
(Cost $77,455,343)		77,532,596

The accompanying notes are an integral part of these financial statements.

12

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stocks - 9.9%

Consumer Discretionary - 1.6%

Hyundai Motor Co., 5.600% (South Korea)	400,000	$27,030,966

Hyundai Motor Co., 5.630% (South Korea)	500,000	33,567,567

Total Consumer Discretionary		60,598,533

Consumer Staples - 0.3%

Amorepacific Corp., 2.800% (South Korea)	250,000	9,806,164

Information Technology - 8.0%

Samsung Electronics Co., Ltd., 2.700% (South Korea)	7,250,000	291,416,674

Total Preferred Stocks
(Cost $247,281,506)		361,821,371

Short-Term Investments - 10.0%

Other Investment Companies - 10.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[3]	43,918,262	43,918,262

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[3]	319,645,887	319,645,887

Total Short-Term Investments
(Cost $363,564,149)		363,564,149

Value

Total Investments - 99.1% (Cost $2,933,517,943)	$3,613,314,733

Derivatives - (0.2)%[4]	(7,505,000)

Other Assets, less Liabilities - 1.1%	41,884,735

Net Assets - 100.0%	$3,647,694,468

*	Non-income producing security.

[1]	Affiliated issuer. See summary of affiliated investment transaction for details.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $30,829,525 or 0.8% of net assets.

[3]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Includes Exchange Traded Written Options Contracts. Please refer to Open Exchange Traded Written Options Contracts tables for the details.

ADR  American Depositary Receipt

The following schedule shows the value of affiliated investments at June 30, 2022.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value

Hyundai Home Shopping Network Corp.	600,000	$1,940,086	—	—	$(8,495,505)	$94,468	$23,442,206

Open Exchange Traded Written Options Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value

eBay, Inc. (PUT)	47.50	01/20/23	9,500	$45,125,000	$5,011,509	$(7,505,000)

The accompanying notes are an integral part of these financial statements.

13

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Consumer Staples	$562,709,100	$253,648,255	—	$816,357,355

Communication Services	305,030,100	241,229,107	—	546,259,207

Industrials	227,140,670	167,596,811	—	394,737,481

Energy	280,233,000	—	—	280,233,000

Information Technology	264,137,242	—	—	264,137,242

Financials	217,529,900	—	—	217,529,900

Consumer Discretionary	61,214,650	88,642,181	—	149,856,831

Health Care	76,329,300	—	—	76,329,300

Materials	52,656,600	12,299,701	—	64,956,301

Corporate Bonds and Notes†	—	77,532,596	—	77,532,596

Preferred Stocks†	—	361,821,371	—	361,821,371

Short-Term Investments

Other Investment Companies	363,564,149	—	—	363,564,149

Total Investments in Securities	$2,410,544,711	$1,202,770,022	—	$3,613,314,733

Financial Derivative Instruments - Liabilities

Equity Written Options	—	$(7,505,000)	—	$(7,505,000)

Total Financial Derivative Instruments	—	$(7,505,000)	—	$(7,505,000)

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Bermuda	0.3

Brazil	0.4

Canada	7.5

China	0.8

France	7.9

Germany	3.1

Country	% of Long-Term Investments

Japan	1.3

South Korea	18.1

United Kingdom	3.4

United States	57.2

100.0

The accompanying notes are an integral part of these financial statements.

14

AMG Yacktman Global Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	21.7

Communication Services	16.6

Information Technology	14.4

Consumer Discretionary	13.5

Consumer Staples	12.2

Energy	10.7

Financials	3.0

Materials	3.0

Health Care	1.3

Short-Term Investments	3.3

Other Assets, Less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Bolloré SA (France)	9.0

Samsung Electronics Co., Ltd., 2.700% (South Korea)	8.4

Canadian Natural Resources, Ltd. (Canada)	6.2

Samsung C&T Corp. (South Korea)	5.6

KT&G Corp. (South Korea)	5.2

HI-LEX Corp. (Japan)	3.9

Total Energy Services, Inc. (Canada)	3.7

Compagnie de L’Odet SA (France)	3.5

Ocean Wilsons Holdings, Ltd. (Bermuda)	3.1

Fox Corp., Class B	2.6

Top Ten as a Group	51.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

15

AMG Yacktman Global Fund Fund Snapshots (continued) For the six months ended June 30, 2022

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

Naked Wines PLC (United Kingdom)	256,424

Rix Corp. (Japan)	60,000

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

AMERCO	3,000	6,000

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	25,000	100,000

HI-LEX Corp. (Japan)	82,200	700,000

Hochiki Corp. (Japan)	76,900	160,000

Hyundai Home Shopping Network Corp. (South Korea)	30,686	70,000

Hyundai Mobis Co., Ltd. (South Korea)	14,000	20,000

Hyundai Motor Co., 5.630% (South Korea)	16,000	55,000

KISCO Holdings Co., Ltd. (South Korea)	65,128	70,000

KT&G Corp. (South Korea)	20,000	120,000

Sam Yung Trading Co., Ltd. (South Korea)	10,000	60,000

Samsung Electronics Co., Ltd., 2.700% (South Korea)	50,000	310,000

Yuasa Trading Co., Ltd. (Japan)	45,000	90,000

Sales	Net Shares Sold	Current Shares Held

The Coca-Cola Co.	25,000	—

Cognizant Technology Solutions Corp., Class A	5,000	25,000

Johnson & Johnson	2,000	10,000

Oracle Corp.	3,000	6,000

PepsiCo, Inc.	13,000	13,000

The Procter & Gamble Co.	2,000	14,000

State Street Corp.	5,000	25,000

Sysco Corp.	20,000	10,000

Trecora Resources	550,000	—

The Walt Disney Co.	3,000	10,000

16

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 83.7%

Communication Services - 16.6%

Alphabet, Inc., Class C*	1,000	$2,187,450

Bolloré SA (France)	2,860,000	13,332,590

Fox Corp., Class B	130,000	3,861,000

News Corp., Class A	130,000	2,025,400

Reading International, Inc., Class A*	320,000	1,155,200

Tohokushinsha Film Corp. (Japan)	200,000	953,310

The Walt Disney Co.*	10,000	944,000

Total Communication Services		24,458,950

Consumer Discretionary - 11.0%

Booking Holdings, Inc.*	1,000	1,748,990

Car Mate Manufacturing Co., Ltd. (Japan)	52,500	347,859

Continental AG (Germany)	10,000	701,888

Daewon San Up Co., Ltd. (South Korea)	96,817	387,110

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	100,000	917,928

HI-LEX Corp. (Japan)	700,000	5,803,813

Hyundai Home Shopping Network Corp. (South Korea)	70,000	2,734,924

Hyundai Mobis Co., Ltd. (South Korea)	20,000	3,082,741

Rinnai Corp. (Japan)	8,000	551,065

Total Consumer Discretionary		16,276,318

Consumer Staples - 11.2%

Associated British Foods PLC (United Kingdom)	125,000	2,411,947

Hengan International Group Co., Ltd. (China)	37,000	174,161

Ingredion, Inc.	8,500	749,360

KT&G Corp. (South Korea)	120,000	7,606,177

Naked Wines PLC (United Kingdom)*,1	256,424	536,868

PepsiCo, Inc.	13,000	2,166,580

The Procter & Gamble Co.	14,000	2,013,060

Sysco Corp.	10,000	847,100

Total Consumer Staples		16,505,253

Energy - 10.2%

Canadian Natural Resources, Ltd. (Canada)	170,000	9,125,600

Total Energy Services, Inc. (Canada)	950,000	5,513,129

Weatherford International PLC*	20,000	423,400

Total Energy		15,062,129

Financials - 3.0%

The Bank of New York Mellon Corp.	10,000	417,100

The Charles Schwab Corp.	30,000	1,895,400

State Street Corp.	25,000	1,541,250

U.S. Bancorp	13,000	598,260

Total Financials		4,452,010

	Shares	Value

Health Care - 1.3%

Johnson & Johnson	10,000	$1,775,100

Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	183,979

Total Health Care		1,959,079

Industrials - 21.5%

AMERCO	6,000	2,869,380

Brenntag SE (Germany)	40,000	2,619,129

CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,006,545

Compagnie de L’Odet SA (France)	4,500	5,109,262

Komelon Corp. (South Korea)	80,000	555,303

Mitsuboshi Belting, Ltd. (Japan)	2,965	61,833

MSC Industrial Direct Co., Inc., Class A	7,000	525,770

Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	4,565,886

Parker Corp. (Japan)	150,000	590,878

Rix Corp. (Japan)	60,000	855,269

Sam Yung Trading Co., Ltd. (South Korea)	60,000	614,624

Samsung C&T Corp. (South Korea)	86,000	8,187,581

Yuasa Trading Co., Ltd. (Japan)	90,000	2,224,910

Total Industrials		31,786,370

Information Technology - 5.9%

CAC Holdings Corp. (Japan)	240,000	2,430,293

Cognizant Technology Solutions Corp., Class A	25,000	1,687,250

Hochiki Corp. (Japan)	160,000	1,517,969

INFOvine Co., Ltd. (South Korea)	40,000	790,018

Microsoft Corp.	7,000	1,797,810

Oracle Corp.	6,000	419,220

Total Information Technology		8,642,560

Materials - 3.0%

KISCO Holdings Co., Ltd. (South Korea)	70,000	748,742

Kohsoku Corp. (Japan)	90,000	1,012,903

Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,646,017

The Pack Corp. (Japan)	60,000	994,258

Total Materials		4,401,920

Total Common Stocks
(Cost $118,881,417)		123,544,589

	Principal Amount

Corporate Bonds and Notes - 0.7%

Energy - 0.5%

W&T Offshore, Inc. 9.750%, 11/01/23[2]	$806,000	767,715

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 0.2%

Weatherford International, Ltd. (Bermuda) 11.000%, 12/01/24[2]	$208,000	$209,560

Total Corporate Bonds and Notes
(Cost $974,352)		977,275

	Shares

Preferred Stocks - 12.0%

Consumer Discretionary - 2.5%

Hyundai Motor Co., 5.630% (South Korea)	55,000	3,692,432

Consumer Staples - 1.0%

Amorepacific Corp., 2.800% (South Korea)	25,000	980,617

LG Household & Health Care, Ltd., 2.440% (South Korea)	2,100	528,478

Total Consumer Staples		1,509,095

Information Technology - 8.5%

Samsung Electronics Co., Ltd., 2.700% (South Korea)	310,000	12,460,575

Total Preferred Stocks
(Cost $20,461,922)		17,662,102

	Principal Amount

Short-Term Investments - 3.3%

Joint Repurchase Agreements - 0.1%[3]

Morgan, Stanley & Co. LLC, dated 06/30/22, due 07/01/22, 1.460% total to be received $110,637 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 09/29/22 - 11/15/40, totaling $112,846)	$110,633	110,633

	Shares	Value

Other Investment Companies - 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	3,164,074	$3,164,074

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	1,629,978	1,629,978

Total Other Investment Companies		4,794,052

Total Short-Term Investments
(Cost $4,904,685)		4,904,685

Total Investments - 99.7%
(Cost $145,222,376)		147,088,651

Other Assets, less Liabilities - 0.3%		406,262

Net Assets - 100.0%		$147,494,913

*	Non-income producing security.

[1]	This security amounting to $104,684 or 0.1% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $977,275 or 0.7% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$3,395,150	$28,391,220	—	$31,786,370

Communication Services	10,173,050	14,285,900	—	24,458,950

Consumer Staples	5,776,100	10,729,153	—	16,505,253

Consumer Discretionary	2,096,849	14,179,469	—	16,276,318

Energy	15,062,129	—	—	15,062,129

Information Technology	3,904,280	4,738,280	—	8,642,560

Financials	4,452,010	—	—	4,452,010

Materials	—	4,401,920	—	4,401,920

Health Care	1,775,100	183,979	—	1,959,079

Corporate Bonds and Notes†	—	977,275	—	977,275

Preferred Stocks†	—	17,662,102	—	17,662,102

Short-Term Investments

Joint Repurchase Agreements	—	110,633	—	110,633

Other Investment Companies	4,794,052	—	—	4,794,052

Total Investments in Securities	$51,428,720	$95,659,931	—	$147,088,651

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Bermuda	3.4

Canada	10.3

China	0.1

France	13.0

Germany	2.3

Japan	13.5

Malaysia	2.1

South Korea	30.4

United Kingdom	2.1

United States	22.8

100.0

The accompanying notes are an integral part of these financial statements.

19

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (unaudited)

For the six months ending June 30, 2022, AMG Yacktman Special Opportunities Fund (the “Fund”) Class Z shares returned (15.90%), ahead of the (20.46%) decline in the MSCI ACWI All Cap Index.

This was a tough six month stretch in the market. The sharp declines—which started in 2021 in the high-tech stocks and more speculative corners of the market—caught up to even the more resilient stocks. June was an unpleasant month for areas such as energy and value. The Fund’s conservative positioning helped mitigate some of the downside volatility, but it was not totally immune. In our experience, some of the best opportunities arise following such periods.

In our 2021 first half letter, we likened the challenges facing the market to a 10-team parlay bet in sports gambling, where “winning nine out of ten bets still means a losing ticket.” While the final tally isn’t official just yet, it seems the chances of collecting on such a wager have grown even dimmer. Add to the list new challenges including the extended war in Ukraine, that “expected” inflation is now “actual” inflation, the growing threats of global energy and food crises, and the higher odds of an economic recession. Stock prices are lower and risks are higher, so risk-adjusted returns haven’t improved despite the market declines, at least for a broad swath of the universe. However, we invest in individual stocks, not the market. Owning real businesses producing actual cash flow at inexpensive valuations should help navigate more difficult conditions. This discipline remains at the core of the Fund’s investment approach.

Portfolio Review

As an active manager focused on stock-picking, volatility is a necessary part of the job (it’s hard to outperform without it). We have endured drawdowns in the past and it often brings up the question, what are we doing in response? First, our investment approach hasn’t changed. We are still scouring the world for the best opportunities. With the advantage of a flexible investment mandate, turning over rocks in search of hidden gems remains a crucial part of the investment process.

While on the lookout for the next bargains, we believe some of the best risk-adjusted opportunities can be found in our existing positions. Hence, the top ten holdings represent 53% of the Fund. While we expect contributions from the entire portfolio, truly standout ideas are somewhat rare. It is important to make them count. Any further market turmoil will provide plenty of chances to supplement with new additions or increase weightings in our smaller positions.

Over a volatile quarter, stock price movements within and outside the portfolio have changed the risk/reward equation in several of our existing positions. This was especially true with a few smaller and less liquid investments that no longer stacked up against alternatives. We exited a number of those smaller weightings and ended the quarter holding 45 positions. These sales included several companies (such as Link Net and Vivo Energy) where acquisitions were pending. Rather than waiting for these acquisitions to close, we took the cash to deploy elsewhere. In addition, one of our largest positions entering the year, Trecora Resources, was acquired the last week of June. The timing of the Trecora proceeds combined with our portfolio pruning means we entered the second half of the Fund’s fiscal year with cash at 9.6% of the Fund. This cash position provides ample capital to deploy if the environment becomes more difficult in the coming months.

A Few Words on Investor Psychology

In the final season of the Netflix show Peaky Blinders, a drama about a fictional gang in post-World War I England, the main character, Thomas Shelby, had a line that struck a chord: “I wanted to have everything already.”

Over the past dozen or so years, it seems market participants sought out (and even expected) super-normal returns and they expected them immediately. Look at the Reddit/GameStop phenomenon, SPAC mania, Robinhood, cryptocurrencies, NFTs (Non-fungible tokens) and more. This psychology of “more and faster” extended into the real world (more stimulus! more stuff!), fueled by a perception that everyone else was getting rich quick. This kind of speculative environment has been a headwind to a strategy like ours rooted in the more mundane topics of fundamental analysis, competitive advantages, and valuation.

There’s nothing like a market washout to douse speculative fervor. While we have looked through the stocks that have fallen the most, it’s unclear if there is even a viable business model in many cases. Even the “real” businesses in areas like software or internet were priced at such a level that they needed to be in the top 0.01% of exceptional businesses—even the top 1% wouldn’t cut it at those prices. That’s a high bar. The penalty for falling short of that rarified air could only result in steep drawdowns.

While this recent pullback caused much of the supercharged speculative gains of mid 2020 through 2021 to unwind, falling back to breakeven probably isn’t good enough—more real capital loss is likely ahead before a true bottom is signified. Whatever happens in the short term, investing (not speculation) is a wonderful method to compound capital over the long-term. The lack of patience and demands for future returns today remains a recipe for trouble. That’s the case whether it’s a fictional version of early 1900s England portrayed in Peaky Blinders or if it’s investing in the globally connected, always on markets of 2022.

Contributors and Detractors

The top three detractors during the first half of 2022 were Legacy Housing (“Legacy”), Italian Wine Brands (“IWB”) and Naked Wines. The first two names declined for what we believe are temporary reasons. For Legacy, after an outstanding earnings report in late 2021 drove up the stock to all-time highs, the company disclosed accounting issues in early 2022 and has not filed updated financials. At the same time, peers in manufactured housing pulled back due to concerns over interest rates. For a significant portion of U.S. consumers, affordable homes are desperately needed and there remains a wide price gap between manufactured versus traditional homes. Once Legacy moves beyond their accounting issues, we believe their business outlook remains bright.

Like Legacy, IWB was a strong performer in 2021 but has given back all of its recent gains. As the largest private wine group in Italy, IWB’s stock was not immune to the broader sell-off in European and Italian stocks due to concerns over the war between Russia and Ukraine. Inflation in areas like energy, glass, and logistics are all hitting IWB, and it will take time to reset contracts to pass through these costs. We believe IWB’s management team will navigate this period and return the business to growth, building on their tremendous success since we originated the investment.

Naked Wines was by far our largest detractor to performance in the first half of 2022. As an online seller of wine via direct-to-consumers subscriptions, Naked Wines was one of our only true “COVID winners” in 2020 and the first half of 2021. The company built up a subscriber base of almost one

20

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (continued)

million consumers who enjoy funding and purchasing wine from independent winemakers. The business has been reinvesting heavily to acquire new customers and therefore profits have run around break-even levels. This year, Naked Wines’ management admitted that some recent marketing investments fell short of expectations. In response, they pulled back on this growth spending, denting the growth trajectory. Concerns over the balance sheet added to investor consternation. The stock price correction now shows the gap that exists in many of these stocks as market participants shift from calculating the total addressable market and growth ambitions to more mundane topics like cash flow generation and profits. Many stocks are going through similar corrections. We like the Naked Wines model and believe it adds real value across the ecosystem to both consumers and winemakers. It’s now up to the management team to prove they can execute against their current customer base and regain market trust in a more difficult consumer environment.

Positive contributors include a handful of stocks that generated positive returns in a difficult environment that saw most sectors decline. The two standouts as material contributors were Total Energy Services (“Total Energy”) and Trecora. Even with the run-up in stock price, our enthusiasm for Total Energy’s prospects remains. Oilfield service companies are in a tough business. Serving a volatile and cyclical end market is not easy and the last eight years have been especially challenging. Equipment is old and outdated, capital inflows have dried up, and good labor has fled the industry to seek fortune elsewhere. Oilfield services are finally catching up from 8+ years of price declines as their upstream exploration & production customers are now desperate to take advantage of high energy prices. All signs point toward a bull market in profitability, not capacity/equipment expansion. We believe this will benefit well-run companies like Total Energy who have the equipment and employee base to capitalize on this long-awaited upswing.

We purchased our initial position in Trecora in early 2020 after following the business closely for many years. Prior to our purchase, the stock had fallen more than 50% from its 2018 peak after running into trouble with failed expansion projects and too much leverage. During our ownership, new management cleaned up the balance sheet, sold off non-core assets, and began operational improvements. The company attracted several activist investors and we selectively added to the position over the past 12-18 months, believing the status quo was unlikely to continue. As a small-cap chemical company, Trecora wasn’t a logical fit for the public markets and its board eventually ran a sales process. The timing coincided with the market turmoil in the first half of 2022 but Trecora signed a deal to be acquired by a private equity firm at a decent premium. While not a complete home run, our investment in Trecora provided a solid return on a sizable position.

Conclusion

For years, we have watched as the market seemed to levitate on the back of expanding valuation multiples. Investors told themselves ever more fanciful stories about why they continued to hold on as stock prices raced skyward. In our view, future returns were pulled forward, as market participants fell into that trap of expecting everything already. We have been on the other side of this trend for years, but it feels as though this dynamic has shifted. We believe the Fund is set up well to capture this opportunity. As always, our objective is to produce attractive risk-adjusted returns. We appreciate the Fund’s shareholders who entrust us with their capital in our pursuit of this goal.

The views expressed represent the opinions of Yacktman Asset Management LP and are not intended as a forecast or guarantee of future results, and are subject to change without notice.

21

AMG Yacktman Special Opportunities Fund Fund Snapshots (unaudited) June 30, 2022

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Energy	19.2

Industrials	18.8

Consumer Discretionary	14.6

Consumer Staples	12.1

Financials	11.4

Materials	9.2

Information Technology	2.7

Communication Services	1.2

Health Care	0.8

Utilities	0.4

Short-Term Investments	10.9

Other Assets, Less Liabilities	(1.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Omni Bridgeway, Ltd. (Australia)	11.4

Total Energy Services, Inc. (Canada)	10.3

Italian Wine Brands S.P.A (Italy)	4.8

Texhong Textile Group, Ltd. (Hong Kong)	4.6

Brickability Group PLC (United Kingdom)	4.5

AMERCO (United States)	4.5

Legacy Housing Corp. (United States)	4.0

B&S Group, S.A.R.L. (Luxembourg)	3.7

Naked Wines PLC (United Kingdom)	3.0

Delfi, Ltd. (Singapore)	2.4

Top Ten as a Group	53.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG Yacktman Special Opportunities Fund Fund Snapshots (continued) For the six months ended June 30, 2022

NEW EQUITY POSITIONS

New Purchases	Current Shares Held

America’s Car-Mart, Inc.	15,500

Hemisphere Energy Corp. (Canada)	656,600

Macfarlane Group PLC (United Kingdom)	525,000

Maezawa Industries, Inc. (Japan)	202,400

Okamoto Industries, Inc. (Japan)	34,000

Sinko Industries, Ltd. (Japan)	50,000

CORPORATE BONDS & NOTES SALES

Sales	Net Principal Sold	Current Principal Held

Helix Energy Solutions Group, Inc.,

4.125%, 09/15/23	$500,000	—

EQUITY PURCHASES & SALES

Purchases	Net Shares Purchased	Current Shares Held

AMERCO	3,000	8,700

Amplify Energy Corp.	50,000	220,000

B&S Group, S.A.R.L. (Luxembourg)	315,000	655,000

Brickability Group PLC (United Kingdom)	1,815,000	4,585,000

Compagnie de L’Odet SA (France)	166	966

Delfi, Ltd. (Singapore)	1,453,200	4,200,000

Horizon Oil, Ltd. (Australia)	10,069,080	18,000,000

Italian Wine Brands S.P.A (Italy)	39,000	162,000

KISCO Holdings Co., Ltd. (South Korea)	2,500	90,000

Legacy Housing Corp.	52,900	285,000

Mitani Corp. (Japan)	13,000	43,500

Naked Wines PLC (United Kingdom)	790,000	1,350,000

Omni Bridgeway, Ltd. (Australia)	375,000	4,325,000

Pumtech Korea Co., Ltd. (South Korea)	3,000	39,000

Sekisui Jushi Corp. (Japan)	41,000	108,500

SK Kaken Co., Ltd. (Japan)	200	1,800

Texhong Textile Group, Ltd. (Hong Kong)	1,391,500	4,051,500

Sales	Net Shares Sold	Current Shares Held

Amerigo Resources, Ltd. (Canada)	168,100	956,900

Anora Group OYJ	115,450	—

Bixolon Co., Ltd. (South Korea)	20,000	195,000

Boustead Singapore, Ltd. (Singapore)	847,200	2,330,800

The Cato Corp.	73,000	—

Cosco Capital, Inc. (Philippines)	1,352,600	9,250,000

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	15,900	74,500

Evolution Petroleum Corp.	35,000	170,000

Excelsior Capital, Ltd.	375,377	—

GrafTech International, Ltd.	68,000	55,000

Hargreaves Services PLC (United Kingdom)	109,751	310,000

HLS Therapeutics, Inc.	14,660	—

Ifis Japan, Ltd. (Japan)	9,000	81,000

Komelon Corp. (South Korea)	13,571	71,000

Lamprell PLC	763,599	—

Link Net Tbk PT	4,981,300	—

Master Drilling Group, Ltd. (South Africa)	328,934	850,000

NeoPharm Co., Ltd. (South Korea)	5,025	59,975

Ocean Wilsons Holdings, Ltd. (Bermuda)	92,500	174,000

Pardee Resources Co., Inc.	1,252	6,100

Reading International, Inc., Class A	50,100	311,000

Reckon, Ltd.	645,685	—

Sam Yung Trading Co., Ltd. (South Korea)	20,330	190,060

Samsung Electronics Co., Ltd., 2.700% (South Korea)	8,500	24,000

Spark Networks SE	86,000	—

Total Energy Services, Inc. (Canada)	534,400	1,665,600

Trecora Resources	1,040,000	—

Utoc Corp.	155,200	—

Vivo Energy PLC	1,385,000	—

Webstep A.S. (Norway)	9,264	100,407

WIN-Partners Co., Ltd. (Japan)	22,500	102,500

23

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2022

	Shares	Value

Common Stocks - 89.4%

Communication Services - 1.2%

Reading International, Inc., Class A (United States)*	311,000	$1,122,710

Consumer Discretionary - 14.6%

America’s Car-Mart, Inc. (United States)*	15,500	1,559,300

B&S Group, S.A.R.L. (Luxembourg)[1]	655,000	3,433,544

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	74,500	683,856

Legacy Housing Corp. (United States)*	285,000	3,719,250

Texhong Textile Group, Ltd. (Hong Kong)	4,051,500	4,284,413

Total Consumer Discretionary		13,680,363

Consumer Staples - 12.1%

Cosco Capital, Inc. (Philippines)	9,250,000	725,061

Delfi, Ltd. (Singapore)	4,200,000	2,267,329

Italian Wine Brands S.P.A (Italy)	162,000	4,534,187

Naked Wines PLC (United Kingdom)*,2	1,350,000	2,826,457

NeoPharm Co., Ltd. (South Korea)	59,975	922,434

Total Consumer Staples		11,275,468

Energy - 19.2%

Amplify Energy Corp. (United States)*	220,000	1,438,800

Evolution Petroleum Corp. (United States)	170,000	928,200

Hargreaves Services PLC (United Kingdom)	310,000	1,939,646

Hemisphere Energy Corp. (Canada)	656,600	795,755

Horizon Oil, Ltd. (Australia)	18,000,000	1,676,649

Pardee Resources Co., Inc. (United States)	6,100	1,555,500

Total Energy Services, Inc. (Canada)	1,665,600	9,665,966

Total Energy		18,000,516

Financials - 11.4%

Omni Bridgeway, Ltd. (Australia)*	4,325,000	10,645,748

Health Care - 0.8%

WIN-Partners Co., Ltd. (Japan)	102,500	757,833

Industrials - 18.8%

AMERCO (United States)	8,700	4,160,601

Boustead Singapore, Ltd. (Singapore)	2,330,800	1,602,184

CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,827,063

Compagnie de L’Odet SA (France)	966	1,096,788

GrafTech International, Ltd. (United States)	55,000	388,850

Komelon Corp. (South Korea)	71,000	492,831

Macfarlane Group PLC (United Kingdom)	525,000	731,749

Maezawa Industries, Inc. (Japan)	202,400	912,281

Mitani Corp. (Japan)	43,500	485,589

Ocean Wilsons Holdings, Ltd. (Bermuda)[2]	174,000	1,986,160

Sam Yung Trading Co., Ltd. (South Korea)	190,060	1,946,925

	Shares	Value

Sekisui Jushi Corp. (Japan)	108,500	$1,348,606

Sinko Industries, Ltd. (Japan)	50,000	601,781

Total Industrials		17,581,408

Information Technology - 1.7%

Bixolon Co., Ltd. (South Korea)	195,000	917,615

Ifis Japan, Ltd. (Japan)	81,000	391,560

Webstep A.S. (Norway)[1]	100,407	314,992

Total Information Technology		1,624,167

Materials - 9.2%

Amerigo Resources, Ltd. (Canada)	956,900	921,812

Brickability Group PLC (United Kingdom)	4,585,000	4,241,804

KISCO Holdings Co., Ltd. (South Korea)	90,000	962,668

Master Drilling Group, Ltd. (South Africa)	850,000	655,705

Okamoto Industries, Inc. (Japan)[2]	34,000	954,492

Pumtech Korea Co., Ltd. (South Korea)	39,000	458,998

SK Kaken Co., Ltd. (Japan)	1,800	430,498

Total Materials		8,625,977

Utilities - 0.4%

Maxim Power Corp. (Canada)*	140,000	362,181

Total Common Stocks
(Cost $80,608,805)		83,676,371

Preferred Stock - 1.0%

Information Technology - 1.0%

Samsung Electronics Co., Ltd., 2.700% (South Korea)	24,000	964,690

Total Preferred Stock
(Cost $398,488)		964,690

	Principal Amount

Short-Term Investments - 10.9%

Joint Repurchase Agreements - 1.3%[3]

Citigroup Global Markets, Inc., dated 06/30/22, due 07/01/22, 1.500% total to be received $225,307 (collateralized by various U.S. Treasuries, 1.875% - 3.250%, 06/30/24 - 05/15/52, totaling $229,804)	$225,298	225,298

RBC Dominion Securities, Inc., dated 06/30/22, due 07/01/22, 1.550% total to be received $1,000,043 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.875%, 08/16/22 - 05/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,225,298

	Shares

Other Investment Companies - 9.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	5,930,495	5,930,495

The accompanying notes are an integral part of these financial statements.

24

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value

JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	3,055,103	$3,055,103

Total Other Investment Companies		8,985,598

Total Short-Term Investments
(Cost $10,210,896)		10,210,896

Value

Total Investments - 101.3%
(Cost $91,218,189)	$94,851,957

Other Assets, less Liabilities - (1.3)%	(1,241,473)

Net Assets - 100.0%	$93,610,484

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of these securities amounted to $3,748,536 or 4.0% of net assets.

[2]

Some of these securities, amounting to $1,052,128 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2022:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Energy	$16,323,867	$1,676,649	—	$18,000,516

Industrials	6,883,384	10,698,024	—	17,581,408

Consumer Discretionary	5,278,550	8,401,813	—	13,680,363

Consumer Staples	2,992,390	8,283,078	—	11,275,468

Financials	—	10,645,748	—	10,645,748

Materials	6,249,819	2,376,158	—	8,625,977

Information Technology	314,992	1,309,175	—	1,624,167

Communication Services	1,122,710	—	—	1,122,710

Health Care	—	757,833	—	757,833

Utilities	362,181	—	—	362,181

Preferred Stock†	—	964,690	—	964,690

Short-Term Investments

Joint Repurchase Agreements	—	1,225,298	—	1,225,298

Other Investment Companies	8,985,598	—	—	8,985,598

Total Investments in Securities	$48,513,491	$46,338,466	—	$94,851,957

†

All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

25

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:

Country	% of Long-Term Investments

Australia	14.6

Bermuda	2.3

Canada	13.9

France	1.3

Hong Kong	5.1

Italy	5.3

Japan	6.9

Luxembourg	4.0

Malaysia	2.2

Norway	0.4

Philippines	0.8

Singapore	4.6

South Africa	0.8

South Korea	8.7

United Kingdom	11.5

United States	17.6

100.0

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (unaudited) June 30, 2022

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $12,956,044, $0, $104,684, and $1,052,128, respectively)	$7,921,687,397	$3,589,872,527	$147,088,651	$94,851,957

Affiliated Investments at value[2]	82,563,000	23,442,206	—	—

Due from broker	—	45,125,000	—	—

Foreign currency[3]	78,643	425,715	76,292	33,156

Receivable for investments sold	4,526,424	—	—	4,333

Dividend and interest receivables	21,189,735	10,654,049	564,545	204,664

Securities lending income receivable	1,907	2,483	217	1,959

Receivable for Fund shares sold	9,007,017	1,347,049	7,563	98,476

Receivable from affiliate	—	4,322	4,253	2,566

Prepaid expenses and other assets	167,988	112,350	15,288	17,239

Total assets	8,039,222,111	3,670,985,701	147,756,809	95,214,350

Liabilities:

Payable upon return of securities loaned	542,847	—	110,633	1,225,298

Payable for investments purchased	6,658,625	—	—	216,091

Payable for Fund shares repurchased	3,720,028	9,593,391	12,000	6,000

Written options[4]	—	7,505,000	—	—

Foreign currency overdraft[5]	2,291,552	2,291,411	—	—

Accrued expenses:

Investment advisory and management fees	2,944,405	2,740,153	90,692	111,601

Administrative fees	1,029,558	472,440	19,160	12,219

Shareholder service fees	604,007	282,105	174	3,451

Other	734,323	406,733	29,237	29,206

Total liabilities	18,525,345	23,291,233	261,896	1,603,866

Net Assets	$8,020,696,766	$3,647,694,468	$147,494,913	$93,610,484

[1] Investments at cost	$5,889,275,877	$2,880,003,056	$145,222,376	$91,218,189

[2] Affiliated Investments at cost	$118,991,115	$53,514,887	—	—

[3] Foreign currency at cost	$78,306	$422,321	$75,648	$33,077

[4] Premiums received	—	$5,011,509	—	—

[5] Foreign currency overdraft at cost	$(2,368,254)	$(2,368,114)	—	—

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$5,700,625,039	$2,819,377,245	$142,912,967	$88,108,944

Total distributable earnings	2,320,071,727	828,317,223	4,581,946	5,501,540

Net Assets	$8,020,696,766	$3,647,694,468	$147,494,913	$93,610,484

Class N:

Net Assets	—	$1,749,435,340	$1,117,588	—

Shares outstanding	—	95,378,890	80,493	—

Net asset value, offering and redemption price per share	—	$18.34	$13.88	—

Class I:

Net Assets	$8,020,696,766	$1,898,259,128	$146,377,325	$39,997,201

Shares outstanding	374,923,879	103,770,918	10,531,993	3,610,696

Net asset value, offering and redemption price per share	$21.39	$18.29	$13.90	$11.08

Class Z:

Net Assets	—	—	—	$53,613,283

Shares outstanding	—	—	—	4,824,244

Net asset value, offering and redemption price per share	—	—	—	$11.11

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations (unaudited) For the six months ended June 30, 2022

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$83,435,346	$39,052,232	$1,954,919	$1,105,295

Interest income	1,172,161	2,201,639	60,671	21,811

Dividends from affiliated securities	—	94,468	—	—

Securities lending income	39,239	18,571	426	5,574

Foreign withholding tax	(6,542,076)	(4,274,290)	(247,551)	(95,934)

Total investment income	78,104,670	37,092,620	1,768,465	1,036,746

Expenses:

Investment advisory and management fees	19,172,966	17,965,392	578,998	947,163

Administrative fees	6,714,660	3,097,482	122,323	84,031

Shareholder servicing fees - Class N	—	1,864,654	897	—

Shareholder servicing fees - Class I	3,986,604	—	—	21,027

Custodian fees	451,443	256,221	25,714	23,364

Trustee fees and expenses	305,699	141,916	5,517	3,864

Professional fees	240,966	121,214	20,177	19,343

Transfer agent fees	207,142	113,625	2,442	1,755

Reports to shareholders	127,651	66,498	919	1,563

Registration fees	80,511	74,337	10,243	9,288

Interest expense	—	—	—	166

Miscellaneous	133,197	63,854	3,140	2,734

Repayment of prior reimbursements	—	26,634	—	8,646

Total expenses before offsets	31,420,839	23,791,827	770,370	1,122,944

Expense reimbursements	—	(4,322)	(10,815)	(3,304)

Fee waivers	(153,691)	(68,873)	—	—

Net expenses	31,267,148	23,718,632	759,555	1,119,640

Net investment income (loss)	46,837,522	13,373,988	1,008,910	(82,894)

Net Realized and Unrealized Loss:

Net realized gain on investments	156,781,952	83,202,055	3,636,554	2,626,644

Net realized loss on foreign currency transactions	(678,734)	(737,871)	(50,372)	(57,476)

Net change in unrealized appreciation/depreciation on investments	(1,356,015,150)	(663,940,682)	(30,706,700)	(20,330,111)

Net change in unrealized appreciation/depreciation on affiliated investments	(25,545,000)	(8,495,504)	—	—

Net change in unrealized appreciation/depreciation on written options	—	(2,493,491)	—	—

Net change in unrealized appreciation/depreciation on foreign currency translations	(327,745)	(170,787)	(17,630)	(3,981)

Net realized and unrealized loss	(1,225,784,677)	(592,636,280)	(27,138,148)	(17,764,924)

Net decrease in net assets resulting from operations	$(1,178,947,155)	$(579,262,292)	$(26,129,238)	$(17,847,818)

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$46,837,522	$96,876,644	$13,373,988	$33,310,116

Net realized gain on investments	156,103,218	300,920,992	82,464,184	182,246,817

Net change in unrealized appreciation/depreciation on investments	(1,381,887,895)	1,143,172,456	(675,100,464)	410,786,303

Net increase (decrease) in net assets resulting from operations	(1,178,947,155)	1,540,970,092	(579,262,292)	626,343,236

Distributions to Shareholders:

Class N	—	—	—	(97,900,715)

Class I	—	(341,720,709)	—	(109,158,676)

Total distributions to shareholders	—	(341,720,709)	—	(207,059,391)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(275,979,123)	640,234,734	(240,898,200)	409,334,123

Total increase (decrease) in net assets	(1,454,926,278)	1,839,484,117	(820,160,492)	828,617,968

Net Assets:

Beginning of period	9,475,623,044	7,636,138,927	4,467,854,960	3,639,236,992

End of period	$8,020,696,766	$9,475,623,044	$3,647,694,468	$4,467,854,960

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$1,008,910	$2,033,206	$(82,894)	$(15,569)

Net realized gain on investments	3,586,182	8,852,173	2,569,168	4,330,398

Net change in unrealized appreciation/depreciation on investments	(30,724,330)	6,824,993	(20,334,092)	15,896,200

Net increase (decrease) in net assets resulting from operations	(26,129,238)	17,710,372	(17,847,818)	20,211,029

Distributions to Shareholders:

Class N	—	(53,059)	—	—

Class I	—	(12,752,955)	—	(1,238,880)

Class Z	—	—	—	(2,928,032)

Total distributions to shareholders	—	(12,806,014)	—	(4,166,912)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	2,533,724	32,996,714	(650,373)	17,275,902

Total increase (decrease) in net assets	(23,595,514)	37,901,072	(18,498,191)	33,320,019

Net Assets:

Beginning of period	171,090,427	133,189,355	112,108,675	78,788,656

End of period	$147,494,913	$171,090,427	$93,610,484	$112,108,675

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

31

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$24.50	$21.26	$20.48	$19.05	$22.85	$21.39

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.26 [3]	0.27	0.35	0.40	0.32

Net realized and unrealized gain (loss) on investments	(3.23)	3.89	2.81	2.99	0.20	3.58

Total income (loss) from investment operations	(3.11)	4.15	3.08	3.34	0.60	3.90

Less Distributions to Shareholders from:

Net investment income	—	(0.27)	(0.28)	(0.37)	(0.44)	(0.34)

Net realized gain on investments	—	(0.64)	(2.02)	(1.54)	(3.96)	(2.10)

Total distributions to shareholders	—	(0.91)	(2.30)	(1.91)	(4.40)	(2.44)

Net Asset Value, End of Period	$21.39	$24.50	$21.26	$20.48	$19.05	$22.85

Total Return[2,4]	(12.70)%[5]	19.63%	15.28%	17.66%	2.69%	18.23%

Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.70%	0.70%	0.70%	0.71%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.70%	0.71%	0.71%	0.71%	0.72%

Ratio of net investment income to average net assets[2]	1.05%[6]	1.09%	1.38%	1.70%	1.70%	1.38%

Portfolio turnover	4%[5]	15%	27%	35%	12%	2%

Net assets end of period (000’s) omitted	$8,020,697	$9,475,623	$7,636,139	$8,242,523	$7,110,981	$8,722,375

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

32

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$21.21	$19.09	$18.25	$17.78	$21.13	$19.69

Income (loss) from Investment Operations:

Net investment income[2,3]	0.06	0.14 [4]	0.15	0.23	0.28	0.19

Net realized and unrealized gain (loss) on investments	(2.93)	2.98	2.95	3.13	0.31	3.75

Total income (loss) from investment operations	(2.87)	3.12	3.10	3.36	0.59	3.94

Less Distributions to Shareholders from:

Net investment income	—	(0.16)	(0.15)	(0.25)	(0.31)	(0.21)

Net realized gain on investments	—	(0.84)	(2.11)	(2.64)	(3.63)	(2.29)

Total distributions to shareholders	—	(1.00)	(2.26)	(2.89)	(3.94)	(2.50)

Net Asset Value, End of Period	$18.34	$21.21	$19.09	$18.25	$17.78	$21.13

Total Return[3,5]	(13.53)%[6]	16.45%	17.26%	19.13%	2.88%	20.03%

Ratio of net expenses to average net assets	1.25%[7,8]	1.25%[8]	1.24%	1.24%	1.23%	1.22%

Ratio of gross expenses to average net assets[9]	1.25%[7,8]	1.25%[8]	1.26%	1.26%	1.24%	1.23%

Ratio of net investment income to average net assets[3]	0.55%[7]	0.68%	0.85%	1.20%	1.30%	0.89%

Portfolio turnover	4%[6]	19%	33%	31%	16%	2%

Net assets end of period (000’s) omitted	$1,749,435	$2,158,777	$1,943,998	$2,078,758	$2,166,407	$2,803,230

33

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$21.13	$19.03	$18.19	$17.74	$21.09	$19.66

Income (loss) from Investment Operations:

Net investment income[2,3]	0.07	0.18 [4]	0.18	0.27	0.32	0.23

Net realized and unrealized gain (loss) on investments	(2.91)	2.96	2.96	3.11	0.32	3.74

Total income (loss) from investment operations	(2.84)	3.14	3.14	3.38	0.64	3.97

Less Distributions to Shareholders from:

Net investment income	—	(0.20)	(0.19)	(0.29)	(0.36)	(0.25)

Net realized gain on investments	—	(0.84)	(2.11)	(2.64)	(3.63)	(2.29)

Total distributions to shareholders	—	(1.04)	(2.30)	(2.93)	(3.99)	(2.54)

Net Asset Value, End of Period	$18.29	$21.13	$19.03	$18.19	$17.74	$21.09

Total Return[3,5]	(13.44)%[6]	16.62%	17.52%	19.30%	3.11%	20.25%

Ratio of net expenses to average net assets	1.06%[7]	1.06%	1.06%	1.06%	1.05%	1.05%

Ratio of gross expenses to average net assets[9]	1.06%[7]	1.06%	1.07%	1.07%	1.06%	1.06%

Ratio of net investment income to average net assets[3]	0.74%[7]	0.87%	1.04%	1.39%	1.48%	1.06%

Portfolio turnover	4%[6]	19%	33%	31%	16%	2%

Net assets end of period (000’s) omitted	$1,898,259	$2,309,078	$1,695,239	$1,554,975	$1,292,079	$1,578,775

[1]	Effective October 27, 2017, Class S was renamed Class N.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

34

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022

Class N	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.36	$15.69	$13.90	$11.94	$11.77	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.08	0.19 [4]	0.18	0.17	0.26	0.14

Net realized and unrealized gain (loss) on investments	(2.56)	1.80	2.35	2.37	0.00 [5]	1.94

Total income (loss) from investment operations	(2.48)	1.99	2.53	2.54	0.26	2.08

Less Distributions to Shareholders from:

Net investment income	—	(0.55)	(0.23)	(0.25)	(0.07)	(0.22)

Net realized gain on investments	—	(0.77)	(0.51)	(0.33)	(0.02)	(0.09)

Total distributions to shareholders	—	(1.32)	(0.74)	(0.58)	(0.09)	(0.31)

Net Asset Value, End of Period	$13.88	$16.36	$15.69	$13.90	$11.94	$11.77

Total Return[3,6]	(15.16)%[7]	12.96%	18.32%	21.40%	2.17%	20.81%[7]

Ratio of net expenses to average net assets	1.11%[8]	1.16%[9]	1.19%	1.12%	1.08%	1.08%[8]

Ratio of gross expenses to average net assets[10]	1.12%[8]	1.18%[9]	1.25%	1.22%	1.82%	3.77%[11]

Ratio of net investment income to average net assets[3]	1.06%[8]	1.12%	1.40%	1.28%	2.14%	1.35%[8]

Portfolio turnover	8%[7]	17%	27%	23%	2%	12%[7]

Net assets end of period (000’s) omitted	$1,118	$775	$431	$183	$76	$17

35

AMG Yacktman Global Fund
Financial Highlights
For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017[1]

Net Asset Value, Beginning of Period	$16.36	$15.69	$13.89	$11.94	$11.77	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.10	0.22 [4]	0.20	0.17	0.26	0.14

Net realized and unrealized gain (loss) on investments	(2.56)	1.79	2.35	2.36	0.00 [5]	1.94

Total income (loss) from investment operations	(2.46)	2.01	2.55	2.53	0.26	2.08

Less Distributions to Shareholders from:

Net investment income	—	(0.57)	(0.24)	(0.25)	(0.07)	(0.22)

Net realized gain on investments	—	(0.77)	(0.51)	(0.33)	(0.02)	(0.09)

Total distributions to shareholders	—	(1.34)	(0.75)	(0.58)	(0.09)	(0.31)

Net Asset Value, End of Period	$13.90	$16.36	$15.69	$13.89	$11.94	$11.77

Total Return[3,6]	(15.04)%[7]	13.08%	18.47%	21.32%	2.17%	20.81%[7]

Ratio of net expenses to average net assets	0.93%[8]	1.00%[9]	1.08%	1.08%	1.08%	1.08%[8]

Ratio of gross expenses to average net assets[10]	0.94%[8]	1.02%[9]	1.15%	1.19%	1.82%	3.77%[11]

Ratio of net investment income to average net assets[3]	1.24%[8]	1.28%	1.51%	1.31%	2.14%	1.35%[8]

Portfolio turnover	8%[7]	17%	27%	23%	2%	12%[7]

Net assets end of period (000’s) omitted	$146,377	$170,316	$132,758	$96,041	$59,936	$1,392

[1]	Commencement of operations was on January 30, 2017.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[5]	Less than $0.005 per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

36

AMG Yacktman Special Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class I	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.16	$11.02	$10.04	$9.82	$12.03	$9.37

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	(0.01)	0.20 [3]	0.24	0.16	0.06[4]

Net realized and unrealized gain (loss) on investments	(2.07)	2.65	1.06	0.73	(1.41)	3.18

Total income (loss) from investment operations	(2.08)	2.64	1.26	0.97	(1.25)	3.24

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.23)	(0.21)	(0.11)	(0.14)

Net realized gain on investments	—	(0.35)	(0.05)	(0.54)	(0.85)	(0.44)

Total distributions to shareholders	—	(0.50)	(0.28)	(0.75)	(0.96)	(0.58)

Net Asset Value, End of Period	$11.08	$13.16	$11.02	$10.04	$9.82	$12.03

Total Return[2,5]	(15.87)%[6]	24.30%	12.66%	10.20%	(10.26)%	34.67%

Ratio of net expenses to average net assets[7]	1.90%[8,9]	2.29%[9]	1.14%	1.29%	1.84%	2.33%

Ratio of gross expenses to average net assets[7,10]	1.90%[8,9]	2.29%[9]	1.23%	1.47%	2.03%	2.59%

Ratio of net investment income (loss) to average net assets[2,7]	(0.21)%[8]	(0.09)%	2.27%	2.32%	1.38%	0.50%

Portfolio turnover	26%[6]	21%	37%	24%	30%	36%

Net assets end of period (000’s) omitted	$39,997	$33,912	$13,881	$11,701	$7,678	$8,377

37

AMG Yacktman Special Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2022

Class Z	(unaudited)	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.20	$11.04	$10.06	$9.84	$12.05	$9.38

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.01)	0.00 [11]	0.21 [3]	0.25	0.17	0.07 [4]

Net realized and unrealized gain (loss) on investments	(2.08)	2.67	1.06	0.72	(1.40)	3.19

Total income (loss) from investment operations	(2.09)	2.67	1.27	0.97	(1.23)	3.26

Less Distributions to Shareholders from:

Net investment income	—	(0.16)	(0.24)	(0.21)	(0.13)	(0.15)

Net realized gain on investments	—	(0.35)	(0.05)	(0.54)	(0.85)	(0.44)

Total distributions to shareholders	—	(0.51)	(0.29)	(0.75)	(0.98)	(0.59)

Net Asset Value, End of Period	$11.11	$13.20	$11.04	$10.06	$9.84	$12.05

Total Return[2,5]	(15.90)%[6]	24.42%	12.83%	10.27%	(10.14)%	34.81%

Ratio of net expenses to average net assets[7]	1.80%[8,9]	2.19%[9]	1.04%	1.19%	1.74%	2.23%

Ratio of gross expenses to average net assets[7,10]	1.80%[8,9]	2.19%[9]	1.13%	1.37%	1.93%	2.49%

Ratio of net investment income (loss) to average net assets[2,7]	(0.11)%[8]	0.01%	2.37%	2.42%	1.48%	0.60%

Portfolio turnover	26%[6]	21%	37%	24%	30%	36%

Net assets end of period (000’s) omitted	$53,613	$78,197	$64,908	$47,981	$29,153	$29,334

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17 and $0.18 for Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.05 for Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes a performance adjustment amounting to 0.16% for the six months ended June 30, 2022 and 0.55%, (0.60)%, (0.45)%, 0.10% and 0.59% for the fiscal years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively. (See Note 2 in the Notes to Financial Statements.)

[8]	Annualized.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.

38

Notes to Financial Statements (unaudited) June 30, 2022

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I shares and Class Z shares. Yacktman Focused and Yacktman Global established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that a Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants

39

Notes to Financial Statements (continued)

at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to mark-to-market of passive foreign investment companies, wash sale loss deferrals, write-off of defaulted security interest, qualified late-year loss deferrals and premium amortization on callable bonds.

At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$6,008,266,992	$2,308,966,672	$(312,983,267)	$1,995,983,405

Yacktman Focused	2,933,517,943	897,248,429	(217,451,639)	679,796,790

Yacktman Global	145,222,376	16,970,424	(15,104,149)	1,866,275

Yacktman Special Opportunities	91,218,189	14,495,968	(10,862,200)	3,633,768

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

40

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2021, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2022, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2022 (unaudited) and the fiscal year ended December 31, 2021, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	3,572,733	$73,225,534	12,333,437	$256,707,747

Shares issued in reinvestment of distributions	—	—	—	—	—	—	4,655,934	96,331,267

Shares redeemed	—	—	—	—	(9,995,749)	(202,957,260)	(17,004,392)	(357,061,246)

Net decrease	—	—	—	—	(6,423,016)	$(129,731,726)	(15,021)	$(4,022,232)

Class I:

Shares sold	27,614,680	$653,042,018	72,181,278	$1,697,348,269	12,293,862	$249,897,815	38,413,804	$795,771,915

Shares issued in reinvestment of distributions	—	—	12,951,322	309,536,595	—	—	4,812,345	99,182,433

Shares redeemed	(39,395,549)	(929,021,141)	(57,592,354)	(1,366,650,130)	(17,807,717)	(361,064,289)	(23,041,575)	(481,597,993)

Net increase (decrease)	(11,780,869)	$(275,979,123)	27,540,246	$640,234,734	(5,513,855)	$(111,166,474)	20,184,574	$413,356,355

	Yacktman Global				Yacktman Special Opportunities

	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	42,768	$668,606	20,664	$355,714	—	—	—	—

Shares issued in reinvestment of distributions	—	—	3,350	53,059	—	—	—	—

Shares redeemed	(9,635)	(149,031)	(4,132)	(70,442)	—	—	—	—

Net increase	33,133	$519,575	19,882	$338,331	—	—	—	—

Class I:

Shares sold	659,706	$10,287,078	2,356,876	$40,663,325	2,028,307	$25,602,373	1,433,118	$18,442,723

Shares issued in reinvestment of distributions	—	—	518,086	8,206,477	—	—	96,992	1,234,713

Shares redeemed	(535,787)	(8,272,929)	(928,902)	(16,211,419)	(993,664)	(12,352,206)	(214,076)	(2,794,549)

Net increase	123,919	$2,014,149	1,946,060	$32,658,383	1,034,643	$13,250,167	1,316,034	$16,882,887

Class Z:

Shares sold	—	—	—	—	6,399	$82,937	37,324	$488,315

Shares issued in reinvestment of distributions	—	—	—	—	—	—	176,361	2,252,128

Shares redeemed	—	—	—	—	(1,106,049)	(13,983,477)	(167,817)	(2,347,428)

Net increase (decrease)	—	—	—	—	(1,099,650)	$(13,900,540)	45,868	$393,015

41

Notes to Financial Statements (continued)

At June 30, 2022, certain unaffiliated shareholders of record individually or collectively held greater than 10% of the net assets of the Funds as follows: Yacktman Special Opportunities - one owns 13%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2022, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Global and Yacktman Special Opportunities were $542,847, $110,633 and $1,225,298, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2022, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%[1]

Yacktman Special Opportunities	1.37%

[1]	Prior to July 1, 2021, the investment management fees were 0.87%.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2022, the Performance Adjustment increased the management fee by a net amount of $179,677, resulting in an effective management fee rate of 1.69%.

The Investment Manager has contractually agreed, through at least May 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees with respect to Yacktman Global and Yacktman Special Opportunities and investment management fees and administrative fees with respect to Yacktman Special Opportunities) of Yacktman Focused Class N shares, Yacktman Global and Yacktman Special Opportunities to the annual rate of 1.25%, 0.93% and 0.12%, respectively, of each Fund’s or share class’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund or share class in certain circumstances. Prior to July 1, 2021, the expense limitation was 1.08% for Yacktman Global.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to

42

Notes to Financial Statements (continued)

exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

At June 30, 2022, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Yacktman Focused	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	—	$82,401	$75,171

1-2 years	—	44,654	26,598

2-3 years	$35,209	37,561	5,457

Total	$35,209	$164,616	$107,226

The Investment Manager has agreed to waive a portion of its management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2022, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $153,691 and $68,873, respectively, or less than 0.01% of average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. These Classes may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2022, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Yacktman Fund

Class I	0.20%	0.09%

Yacktman Focused

Class N	0.20%	0.19%

Yacktman Global

Class N	0.20%	0.18%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust, who are not affiliated with the Investment Manager, receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2022, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2022 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$13,725,395	14	$8,388	1.593%

Yacktman Focused	6,210,572	6	1,183	1.159%

Yacktman Special Opportunities	3,765,179	3	291	0.941%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Yacktman Special Opportunities	$1,029,158	5	$166	1.175%

43

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2022, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$289,959,060	$290,378,752

Yacktman Focused	139,908,195	144,914,129

Yacktman Global	15,436,100	13,062,813

Yacktman Special Opportunities	26,589,327	32,008,435

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2022.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$12,956,044	$542,847	$13,172,426	$13,715,273

Yacktman Global	104,684	110,633	—	110,633

Yacktman Special Opportunities	1,052,128	1,225,298	172,504	1,397,802

The following table summarizes the securities received as collateral for securities lending at June 30, 2022:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Treasury Obligations	0.010%-4.750%	10/31/22-05/15/52

Yacktman Special Opportunities	U.S. Treasury Obligations	0.125%-4.500%	07/31/22-05/15/48

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2022, the average monthly balances of derivative financial instruments outstanding were as follows:

Yacktman Focused

Options

Average value of option contracts written	$1,734,429

44

Notes to Financial Statements (continued)

8. OPTIONS

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2022:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

RBC Dominion Securities, Inc.	$542,847	—	$542,847	$542,847	—

Yacktman Global

Morgan, Stanley & Co. LLC	$110,633	—	$110,633	$110,633	—

Yacktman Special Opportunities

Citigroup Global Markets, Inc.	$225,298	—	$225,298	$225,298	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,225,298	—	$1,225,298	$1,225,298	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

45

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 22, 2022, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund, AMG Yacktman Global

Fund and Class N shares of AMG Yacktman Focused Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund.

Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and

46

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, above, and above, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period and the top third relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on June 29, 2012), the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2022 was below, above, above, and above, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and the fact that Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Global Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2022 and for the period from the Fund’s inception on January 30, 2017 through

March 31, 2022 was below, above, above, and above, respectively, the median performance of the Peer Group and below, below, above, and above, respectively, the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance. The Trustees noted that Class I shares of the Fund ranked in the top percentile relative to its Peer Group for the 5-year period and the period from inception through March 31, 2022 and in the top quintile relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s investment strategy and Fund Benchmark changed effective July 1, 2021, and that the performance information prior to that date reflected that of the Fund’s prior investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2022 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2022 was above the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top percentile relative to its Peer Group for the 5-year period and the period from inception through March 31, 2022 and in the top decile relative to its Peer Group for the 1-year and 3-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 22, 2022 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes to the management fee and subadvisory fee rates and the change to the expense cap that took effect during the past year for AMG Yacktman Global Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund, AMG Yacktman Global Fund and Class N shares of AMG Yacktman Focused Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the

47

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25% for Class N shares. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with select competitors, as well as the Fund’s non-diversified, flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2022 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Global Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares of the Fund as of March 31, 2022 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that, among other changes, effective July 1, 2021, the Investment Manager has contractually agreed, through May 1, 2023, to lower the Fund’s contractual expense limitation from 1.08% to 0.93% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also took into account the fact that, effective July 1, 2021, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2022 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2023, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors, as well as the performance adjustment component of the Fund’s management fee. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22, 2022, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

48

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17, 2022, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

49

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

Garrett W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063022 SAR071

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 1, 2022

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 1, 2022